UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742
Exact name of registrant as specified in charter:	Voyageur Mutual Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	February 28, 2017

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb 28, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2017 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2016 to Feb. 28, 2017.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/16	2/28/17	Expense Ratio	9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$973.90	0.85%	$4.16
Class C	1,000.00	970.40	1.60%	7.82
Institutional Class	1,000.00	975.10	0.60%	2.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/16	2/28/17	Expense Ratio	9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$974.90	0.84%	$4.11
Class C	1,000.00	970.90	1.69%	8.26
Institutional Class	1,000.00	975.60	0.69%	3.38
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.41	1.69%	8.45
Institutional Class	1,000.00	1,021.37	0.69%	3.46

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/16	2/28/17	Expense Ratio	9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$970.80	0.89%	$4.35
Class C	1,000.00	968.20	1.64%	8.00
Institutional Class	1,000.00	972.90	0.64%	3.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.74%
Corporate-Backed Revenue Bonds	1.98%
Education Revenue Bonds	13.45%
Electric Revenue Bonds	6.49%
Healthcare Revenue Bonds	25.87%
Housing Revenue Bonds	0.53%
Lease Revenue Bonds	2.98%
Local General Obligation Bonds	9.75%
Pre-Refunded/Escrowed to Maturity Bonds	17.90%
Special Tax Revenue Bonds	1.71%
State General Obligation Bonds	10.78%
Transportation Revenue Bonds	5.15%
Water & Sewer Revenue Bonds	2.15%
Total Value of Securities	98.74%
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.32%
Minnesota	98.03%
U.S. Virgin Islands	0.39%
Total Value of Securities	98.74%

Security type / sector / territory allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.09%
Corporate-Backed Revenue Bonds	1.33%
Education Revenue Bonds	15.75%
Electric Revenue Bonds	8.68%
Healthcare Revenue Bonds	25.37%
Housing Revenue Bonds	0.33%
Lease Revenue Bonds	5.15%
Local General Obligation Bonds	8.73%
Pre-Refunded/Escrowed to Maturity Bonds	13.62%
Special Tax Revenue Bonds	0.57%
State General Obligation Bonds	13.48%
Transportation Revenue Bonds	4.61%
Water & Sewer Revenue Bonds	1.47%
Short-Term Investment	0.20%
Total Value of Securities	99.29%
Receivables and Other Assets Net of Liabilities	0.71%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.32%
Minnesota	98.97%
Total Value of Securities	99.29%

Security type / sector/ territory allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.08%
Corporate-Backed Revenue Bonds	1.57%
Education Revenue Bonds	20.35%
Electric Revenue Bonds	8.42%
Healthcare Revenue Bonds	29.30%
Housing Revenue Bonds	1.56%
Lease Revenue Bonds	3.10%
Local General Obligation Bonds	10.66%
Pre-Refunded Bonds	8.55%
Special Tax Revenue Bonds	4.33%
State General Obligation Bonds	5.92%
Transportation Revenue Bonds	3.01%
Water & Sewer Revenue Bonds	1.31%
Short-Term Investments	0.94%
Total Value of Securities	99.02%
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

* As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.32%
Minnesota	98.70%
Total Value of Securities	99.02%

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.74%

Corporate-Backed Revenue Bonds – 1.98%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	$7,883,040
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,790,000	3,081,081

		10,964,121

Education Revenue Bonds – 13.45%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy Project) Series A 4.25% 8/1/46	55,000	46,729
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,276,294
Series A 5.00% 3/1/39	385,000	380,946
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,833
Series A 5.00% 7/1/45	1,390,000	1,438,942
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,057,760
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,605,525
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	616,157
Series A 5.75% 8/1/44	1,190,000	1,273,217
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	741,889
Series A 5.00% 7/1/47	2,290,000	2,153,882
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	583,857
Series A 5.00% 7/1/44	1,770,000	1,749,078
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	888,221
Series A 5.00% 7/1/47	2,300,000	2,178,859
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	462,677
5.50% 8/1/49	2,260,000	2,264,994

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	$6,046,782
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,501,600
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,030,600
Series 7-D 5.00% 3/1/30	1,500,000	1,601,175
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,001,500
(St. Catherine University)
Series 7-Q 5.00% 10/1/23	350,000	394,464
Series 7-Q 5.00% 10/1/24	475,000	533,501
Series 7-Q 5.00% 10/1/27	200,000	221,314
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	569,140
Series 8-I 5.00% 10/1/33	250,000	282,960
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	768,061
Series 8-G 5.00% 12/1/32	670,000	764,195
Series 8-N 4.00% 10/1/33	1,765,000	1,853,974
Series 8-N 4.00% 10/1/35	500,000	519,795
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,945,602
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	2,000,000	2,156,820
Series 7-U 5.00% 4/1/23	550,000	639,479
Series 8-L 5.00% 4/1/35	750,000	839,415
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	779,864
Series A 5.00% 9/1/44	1,465,000	1,475,929
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	2,855,000	3,008,570
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	731,194
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,975,000	1,968,680
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,570,817
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,451,678

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 4/1/34	925,000	$1,081,658
Series A 5.00% 4/1/35	3,175,000	3,698,907
Series A 5.00% 4/1/36	2,650,000	3,078,081
Series A 5.25% 12/1/28	1,000,000	1,137,230
Series A 5.25% 12/1/29	1,850,000	2,102,433
Series D 5.00% 12/1/27	1,000,000	1,138,080
(State Supported Stadium Debt) Series A 5.00% 8/1/26	3,760,000	4,507,714

		74,382,072

Electric Revenue Bonds – 6.49%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,320,683
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,038,760
5.00% 10/1/29	395,000	450,497
5.00% 10/1/30	500,000	569,065
5.00% 10/1/33	1,205,000	1,353,588
5.00% 10/1/36	100,000	113,701
Series A 5.00% 10/1/30	1,060,000	1,206,418
Series A 5.00% 10/1/34	750,000	839,257
Series A 5.00% 10/1/35	1,525,000	1,701,046
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	635,234
5.00% 1/1/30	520,000	599,789
Series A 5.00% 1/1/25	125,000	143,715
Series A 5.00% 1/1/26	425,000	485,631
Series A 5.00% 1/1/31	520,000	579,457
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,603,971
Series A 5.00% 12/1/47	2,265,000	2,594,082
Series B 5.00% 12/1/27	295,000	344,681
Series B 5.00% 12/1/28	275,000	319,259
Series B 5.00% 12/1/31	1,365,000	1,569,532
Series B 5.00% 12/1/33	300,000	341,955
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,464,606
Series A 5.00% 1/1/46	2,000,000	2,227,960
Capital Appreciation Series A
6.70% 1/1/25 (NATL)^	5,000,000	4,097,400
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,124,810

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34	4,000,000	$4,483,480
Series A 5.00% 1/1/40	1,250,000	1,388,837
Series A 5.00% 1/1/46	3,000,000	3,321,540

		35,918,954

Healthcare Revenue Bonds – 25.87%
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,523,370
6.20% 7/1/45	2,000,000	2,033,260
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project)
5.125% 11/1/49	1,100,000	1,095,017
5.375% 11/1/34	320,000	327,856
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	2,500,000	2,469,925
Second Tier Series B 5.00% 1/1/47	1,725,000	1,741,129
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,385,000	2,392,703
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	567,100
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	274,198
Series A 144A 5.00% 8/1/46 #	2,380,000	2,298,152
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	730,723
Series A 5.00% 4/1/40	705,000	705,331
Series A 5.00% 4/1/48	315,000	308,057
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	1,993,893
6.00% 6/15/39	3,570,000	3,875,628
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,254,563
5.40% 8/1/40	1,000,000	1,005,020

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	$525,430
4.00% 4/1/25	660,000	691,106
4.00% 4/1/31	60,000	61,838
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	653,717
5.75% 2/1/44	500,000	500,630
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,552,102
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,109,550
5.00% 9/1/32	1,000,000	1,101,050
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,524,300
5.25% 5/1/37	2,950,000	2,963,717
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,295
Series A 5.00% 11/15/34	500,000	562,280
Series A 5.00% 11/15/44	1,000,000	1,103,080
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	1,730,000	1,867,570
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	500,000	491,625
5.25% 11/1/45	1,950,000	1,944,111
5.375% 11/1/50	455,000	442,210
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital Clinics) Series A 5.25% 8/15/35	2,085,000	2,278,446
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,129,242
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,512,850
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,623,501
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	443,042

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/32	330,000	$337,666
Series A 5.00% 11/1/42	1,250,000	1,252,975
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,618,025
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,291,112
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,632,390
Series D Remarketing 5.00% 11/15/38	6,405,000	6,939,625
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	341,274
5.00% 7/1/33	650,000	717,041
5.875% 7/1/30	1,850,000	2,054,555
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,333,018
Series A 5.30% 9/1/37	1,200,000	1,233,324
Series A 6.375% 9/1/42	2,435,000	2,457,913
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,338,687
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	954,812
5.00% 9/1/24	575,000	672,273
5.00% 9/1/25	750,000	867,810
5.00% 9/1/26	575,000	660,819
5.00% 9/1/27	405,000	460,939
5.00% 9/1/28	425,000	479,931
5.00% 9/1/29	425,000	476,098
5.00% 9/1/34	730,000	802,759
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	965,000	992,609
Series A 5.00% 5/1/46	7,715,000	8,590,498
Series A Unrefunded Balance 5.125% 5/1/30	740,000	802,530
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-1 5.25% 11/15/29	5,605,000	6,167,742

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.00% 7/1/29	2,200,000	$2,516,426
5.00% 7/1/32	2,500,000	2,813,425
5.00% 7/1/33	1,260,000	1,412,107
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	910,000	1,000,145
Series A 5.00% 11/15/30	670,000	734,990
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,069,589
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,250
Series A 5.375% 5/1/43	500,000	500,160
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,107,351
Series A 5.75% 11/1/39	2,365,000	2,487,034
Series A 6.00% 5/1/47	3,685,000	3,890,144
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	894,787
4.65% 7/1/26	540,000	569,360
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	503,155
5.125% 12/1/44	1,605,000	1,621,243
5.25% 12/1/49	750,000	761,917

		143,100,125

Housing Revenue Bonds – 0.53%
Minnesota Housing Finance Agency Homeownership
Finance (Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,530,000	1,624,722
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,305,541

		2,930,263

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds – 2.98%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	$1,399,200
Series A 5.00% 6/1/43	3,835,000	4,281,087
Series B 5.00% 3/1/28	2,500,000	2,848,075
Minnesota Housing Finance Agency
5.00% 8/1/34	1,565,000	1,757,526
5.00% 8/1/35	1,645,000	1,842,729
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	3,960,000	4,356,356

		16,484,973

Local General Obligation Bonds – 9.75%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	535,630
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,292,675
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,008,578
Series A 4.00% 2/1/29	1,800,000	1,959,858
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,288,019
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,164,070
Series A 5.00% 2/1/33	3,585,000	4,151,824
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	174,472
Series A 4.00% 2/1/28	1,250,000	1,346,700
Edina Independent School District No. 273
Series A 5.00% 2/1/27	5,660,000	6,767,605
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	4,445,742
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,328,748
Series A 5.00% 12/1/36	2,365,000	2,784,385
Series A 5.00% 12/1/41	4,000,000	4,661,200
Series B 5.00% 12/1/30	1,000,000	1,208,670
Series C 5.00% 12/1/28	1,500,000	1,884,285

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
South Washington County Independent School District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	$2,586,075
Series A 4.75% 2/1/26	3,600,000	3,723,948
Series A 4.75% 2/1/27	2,300,000	2,379,189
St Michael-Albertville Independent School District No. 885
Series A 5.00% 2/1/27	1,865,000	2,238,336

		53,930,009

Pre-Refunded / Escrowed to Maturity Bonds – 17.90%
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40-19§	1,000,000	1,159,100
Series A 7.00% 11/1/46-19§	1,220,000	1,414,102
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	2,339,737
Dakota & Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	10,460,520
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	18,083,150
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	3,000,000	3,289,230
Series B 6.50% 11/15/38-18 (AGC)§	175,000	191,517
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25-18§	6,430,000	6,792,138
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	8,900,000	9,479,657
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,092,680
5.50% 5/1/39-19 (AGC)§	6,000,000	6,572,160
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	12,025,000	13,328,751
Series C 5.50% 7/1/23-18§	3,000,000	3,185,250
Series C 5.625% 7/1/26-18§	1,925,000	2,047,064
Series C 5.75% 7/1/30-18§	5,035,000	5,362,678

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	$14,206,250

		99,003,984

Special Tax Revenue Bonds – 1.71%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project) Series B 5.00% 12/15/24	1,150,000	1,187,260
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,416,280
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	260,640
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	746,268
Series G 5.00% 11/1/31	1,500,000	1,703,145
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,135,180

		9,448,773

State General Obligation Bonds – 10.78%
Minnesota
Series A 5.00% 8/1/27	7,590,000	9,157,259
Series A 5.00% 8/1/29	1,500,000	1,790,190
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	5,222,672
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,962,216
Series D 5.00% 8/1/24	4,500,000	5,439,510
Series D 5.00% 8/1/26	6,000,000	7,407,600
Series D 5.00% 8/1/27	2,500,000	3,064,050
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,771,200
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,641,635
Series A 5.00% 8/1/30	4,200,000	4,919,334
Series A 5.00% 8/1/32	2,755,000	3,198,803
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,041,380

		59,615,849

Transportation Revenue Bonds – 5.15%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/28	1,250,000	1,369,775
Series C 5.00% 1/1/33	850,000	990,760
Series C 5.00% 1/1/36	600,000	691,086
Series C 5.00% 1/1/41	600,000	686,724
Series C 5.00% 1/1/46	1,595,000	1,818,332

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Subordinate
Series A 5.00% 1/1/31	3,890,000	$4,595,879
Series A 5.00% 1/1/35	1,000,000	1,128,770
Series B 5.00% 1/1/26	575,000	650,521
Series B 5.00% 1/1/27	1,160,000	1,311,786
Series B 5.00% 1/1/28	2,750,000	3,107,115
Series B 5.00% 1/1/29	120,000	135,289
Series B 5.00% 1/1/30	1,675,000	1,869,652
Series B 5.00% 1/1/31	1,750,000	1,948,275
St. Paul Housing & Redevelopment Authority Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	1,994,112
Series A 5.00% 8/1/35	1,145,000	1,159,965
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,600,470
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,396,448

		28,454,959

Water & Sewer Revenue Bonds – 2.15%
Guam Government Waterworks Authority
5.00% 1/1/46	1,670,000	1,761,700
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,619,480
Series B 5.00% 9/1/25	2,000,000	2,336,480
Series E 5.00% 9/1/23	2,000,000	2,337,600
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	2,858,675

		11,913,935

Total Municipal Bonds (cost $527,976,719)		546,148,017

Total Value of Securities – 98.74% (cost $527,976,719)		$546,148,017

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $8,662,001, which represents 1.57% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Schedules of investments

Delaware Tax-Free Minnesota Fund

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

NATL – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.09%

Corporate-Backed Revenue Bonds – 1.33%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	$739,035
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	725,000	589,389

		1,328,424

Education Revenue Bonds – 15.75%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	488,497
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	325,782
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.50% 8/1/36	420,000	446,183
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	544,379
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	320,000	296,477
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	501,820
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	516,820
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,029,970
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	483,863
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	340,353
Series 6-U 4.50% 10/1/23	265,000	277,884
Series 8-I 5.00% 10/1/31	130,000	148,712
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	143,295
Series 8-G 5.00% 12/1/32	125,000	142,574
Series 8-N 4.00% 10/1/33	200,000	210,082
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,043,140
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,503,838
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	608,802
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	425,000	447,861

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	345,000	$343,896
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	262,108
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,137,560
Series A 5.00% 4/1/37	1,125,000	1,303,819
Series A 5.25% 12/1/28	750,000	852,923
Series D 5.00% 12/1/26	1,000,000	1,140,530
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,000,000	1,198,860

		15,740,028

Electric Revenue Bonds – 8.68%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,224,911
Series E 5.00% 1/1/23	1,000,000	1,122,520
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	289,975
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/36	200,000	227,402
Series A 5.00% 10/1/29	500,000	570,250
Series A 5.00% 10/1/30	240,000	273,151
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	174,153
5.00% 1/1/31	350,000	401,653
Series A 5.00% 1/1/25	200,000	229,944
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	358,404
Series A 5.00% 12/1/29	500,000	594,510
Series A 5.00% 12/1/31	575,000	679,644
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,530,823

		8,677,340

Healthcare Revenue Bonds – 25.37%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.375% 11/1/34	270,000	276,629
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
Third Tier Series C 4.25% 1/1/27	500,000	492,075
Third Tier Series C 5.00% 1/1/32	420,000	410,084

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/24	1,175,000	$1,363,646
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	470,054
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	135,133
Series A 5.00% 4/1/40	125,000	125,059
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	750,000	808,335
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	502,310
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	280,973
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	750,000	743,340
(St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	300,000	296,580
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/31	320,000	355,056
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,295
Series A 5.00% 11/15/34	500,000	562,280
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	700,000	755,664
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.00% 11/1/35	530,000	521,123
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Children’s Hospital & Clinics) Series A 5.25% 8/15/25	1,000,000	1,101,110
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing) Series C-1 5.50% 2/15/25 (AGC)	2,500,000	2,745,850
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,831

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	$1,017,801
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	925,000	1,044,297
(Olmsted Medical Center Project) 5.125% 7/1/20	820,000	883,419
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,128,131
Series A 6.125% 9/1/30	845,000	851,625
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	570,181
St. Cloud Health Care Revenue
(Centracare Health System Project) Series A Unrefunded
Balance 5.125% 5/1/30	360,000	390,420
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,201,920
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,047,840
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,500,000	1,688,055
5.00% 7/1/33	200,000	224,144
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	165,000	181,345
Series A 5.00% 11/15/30	120,000	131,640
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	498,865
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	503,155

		25,348,265

Housing Revenue Bonds – 0.33%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	45,000	45,114
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	279,759

		324,873

Lease Revenue Bonds – 5.15%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,231,296

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/43	715,000	$798,169
Series B 5.00% 3/1/27	1,000,000	1,136,440
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,100,780
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	881,865

		5,148,550

Local General Obligation Bonds – 8.73%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	517,280
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities) Series A 4.00% 2/1/27	445,000	490,857
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	269,340
Hennepin County
Series A 5.00% 12/1/26	1,000,000	1,235,410
Series A 5.00% 12/1/36	1,000,000	1,177,330
Series B 4.00% 12/1/20	500,000	551,155
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,063,231
South Washington County Independent School District No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	770,655
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	600,090
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,049,860

		8,725,208

Pre-Refunded / Escrowed to Maturity Bonds – 13.62%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34-19§	750,000	870,870
Duluth Independent School District No. 709
Series A 4.25% 2/1/20-18 (AGM)§	500,000	515,860
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22-19§	1,000,000	1,055,420
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 6.625% 11/15/28-18§	1,500,000	1,644,615

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
Minnesota
(Various Purposes) Series A 5.00% 12/1/21-19§	500,000	$551,410
Minnesota 911 Services Revenue
(Public Safety Radio Communication System Project)
4.25% 6/1/18 (AGC)	1,170,000	1,220,123
4.50% 6/1/25-19 (AGC)§	1,000,000	1,077,560
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	1,000,000	1,065,130
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,102,650
Series C 5.625% 7/1/26-18§	2,500,000	2,658,525
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.25% 8/1/30-17§	500,000	511,880
St. Paul Sewer Revenue
Series D 5.00% 12/1/20-18§	1,275,000	1,341,733

		13,615,776

Special Tax Revenue Bonds – 0.57%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	105,713
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	459,188

		564,901

State General Obligation Bonds – 13.48%
Minnesota
Series A 5.00% 8/1/27	1,610,000	1,942,449
Series A 5.00% 8/1/29	1,000,000	1,193,460
Series D 5.00% 8/1/26	4,500,000	5,555,700
Series D 5.00% 8/1/27	1,500,000	1,838,430
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	466,436
(Various Purposes)
Series A 5.00% 8/1/32	1,120,000	1,300,421
Series F 5.00% 10/1/22	1,000,000	1,178,950

		13,475,846

Transportation Revenue Bonds – 4.61%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/31	700,000	827,022
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,067,670

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Subordinate
Series B 5.00% 1/1/26	710,000	$803,251
Series B 5.00% 1/1/31	750,000	834,975
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,078,410

		4,611,328

Water & Sewer Revenue Bonds – 1.47%
Guam Government Waterworks Authority
5.00% 1/1/46	305,000	321,748
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,143,470

		1,465,218

Total Municipal Bonds (cost $96,417,841)		99,025,757

Short-Term Investment – 0.20%

Variable Rate Demand Note – 0.20%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Children’s Hospitals & Clinics) 0.57% 8/15/25 (AGM) (SPA – US Bank N.A.)	200,000	200,000

Total Short-Term Investment (cost $200,000)		200,000

Total Value of Securities – 99.29%
(cost $96,617,841)		$99,225,757

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $1,507,304, which represents 1.51% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. Each rate shown is as of Feb. 28, 2017. Interest rates reset periodically.

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

N.A. – National Association

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.08%

Corporate-Backed Revenue Bonds – 1.57%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	$1,724,415
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	1,225,000	995,864

		2,720,279

Education Revenue Bonds – 20.35%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy Project) Series A 4.25% 8/1/46	345,000	293,119
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,256,627
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,833
Series A 5.00% 7/1/45	230,000	238,098
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy) Series A 5.50% 7/1/50	1,000,000	1,028,880
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,030,150
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.75% 8/1/44	585,000	625,909
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	227,901
Series A 5.00% 7/1/47	710,000	667,798
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	634,920
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	166,097
Series A 5.00% 7/1/44	495,000	489,149
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	625,000	579,056
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	973,340
Series A 5.00% 7/1/47	800,000	757,864
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	787,536

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	$1,500,960
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,125,411
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	263,797
4.00% 5/1/25	200,000	209,278
4.00% 5/1/26	100,000	103,917
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	362,206
Series 7-Q 5.00% 10/1/26	280,000	311,097
(St. John’s University)
Series 6-U 4.75% 10/1/33	825,000	863,338
Series 8-I 5.00% 10/1/34	215,000	241,972
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	235,004
Series 8-G 5.00% 12/1/32	205,000	233,821
Series 8-N 4.00% 10/1/34	800,000	834,984
Series 8-N 4.00% 10/1/35	590,000	613,358
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	780,540
(University of St. Thomas) Series 7-A 5.00% 10/1/39	1,000,000	1,078,410
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,445,705
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	870,000	916,797
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	626,737
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,744,400
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	504,050
Series A 6.00% 9/1/51	500,000	508,080
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,183,424
Series A 4.125% 9/1/47	500,000	448,805
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	445,000	446,273
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,515,450
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,473,196

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	$1,077,700
Series A 5.25% 12/1/28	1,500,000	1,705,845
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,500,000	1,798,290

		35,171,122

Electric Revenue Bonds – 8.42%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,632,795
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	405,965
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	564,735
Series A 5.00% 12/1/26	360,000	410,184
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	190,491
5.00% 10/1/47	745,000	840,397
Series A 5.00% 10/1/28	500,000	573,460
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	601,670
5.00% 1/1/28	500,000	583,905
5.00% 1/1/29	470,000	545,679
Series A 5.00% 1/1/24	680,000	788,270
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	523,147
Series A 5.00% 12/1/35	500,000	578,990
Series A 5.00% 12/1/36	520,000	600,257
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	447,208
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	569,375
Series A 5.00% 1/1/33	1,750,000	1,968,418
Series A 5.00% 1/1/34	450,000	504,391
Series A 5.00% 1/1/40	2,000,000	2,222,140

		14,551,477

Healthcare Revenue Bonds – 29.30%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.125% 11/1/49	400,000	398,188
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,044,960

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	1,500,000	$1,481,955
Second Tier Series B 5.00% 1/1/47	525,000	529,909
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,905,000	1,911,153
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	750,000	726,967
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	813,807
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	870,000	814,511
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	200,198
Series A 5.00% 4/1/40	190,000	190,089
Series A 5.00% 4/1/48	185,000	180,923
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	808,335
6.00% 6/15/39	1,000,000	1,085,610
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	190,668
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	742,860
(St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	450,000	444,870
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/30	610,000	681,425
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,211,880
5.25% 5/1/37	1,000,000	1,004,650
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,295
Series A 5.00% 11/15/34	500,000	562,280
Series A 5.00% 11/15/44	1,000,000	1,103,080

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	210,000	$226,699
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.375% 11/1/50	1,700,000	1,652,213
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) Series A 5.15% 6/1/29	550,000	550,281
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,592,805
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	508,295
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,071,370
Series A 7.375% 12/1/41	375,000	403,594
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	188,727
Series A 6.875% 12/1/48	800,000	883,520
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,836,540
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	403,421
5.00% 7/1/27	245,000	278,171
5.00% 7/1/28	225,000	254,410
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,174,878
Series A 6.25% 9/1/36	925,000	933,362
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	818,087
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	135,656
5.00% 9/1/34	105,000	115,465
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,440,000	1,481,198
Series B 5.00% 5/1/23	2,000,000	2,346,920
Series B Unrefunded Balance 5.125% 5/1/30	15,000	16,267

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.00% 7/1/32	900,000	$1,012,833
5.00% 7/1/33	1,540,000	1,725,909
Series A 4.00% 7/1/33	1,320,000	1,354,835
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	275,000	302,241
Series A 5.00% 11/15/30	205,000	224,885
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.125% 5/1/48	1,700,000	1,683,323
Series A 5.15% 11/1/42	775,000	775,093
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,320
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,274
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,527,930
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	274,201
Series A 5.75% 11/1/39	590,000	620,444
Series A 6.00% 5/1/47	920,000	971,216
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,508,325
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,269,863

		50,641,184

Housing Revenue Bonds – 1.56%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	565,000	565,322
Minneapolis – St. Paul Housing Finance Board
Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	22,923	22,947
Minnesota Housing Finance Agency
(Non Agency – State Appropriated Housing Infrastructure) Series C 5.00% 8/1/33	100,000	112,443

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	$1,251,553
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	749,985

		2,702,250

Lease Revenue Bonds – 3.10%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,958,880
Series A 5.00% 6/1/43	1,000,000	1,116,320
Series B 4.00% 3/1/26	375,000	403,680
Series B 5.00% 3/1/21	250,000	285,912
Minnesota Housing Finance Agency
(Non Agency - State Appropriated Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,595,059

		5,359,851

Local General Obligation Bonds – 10.66%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	2,240,000	2,668,646
Duluth
(Improvement DECC) Series A 5.00% 2/1/34	1,000,000	1,153,020
Duluth Independent School District No. 709
4.00% 2/1/27	440,000	479,798
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,620,160
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,109,100
Hennepin County
Series A 5.00% 12/1/26	750,000	926,557
Series A 5.00% 12/1/36	1,500,000	1,765,995
Series B 5.00% 12/1/23	1,300,000	1,561,950
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,173,590
Series A 5.00% 2/1/29	1,000,000	1,166,570
Series A 5.00% 2/1/30	445,000	516,196
Series A 5.00% 2/1/31	1,000,000	1,155,370
South Washington County Independent School District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,551,645

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	$1,574,790

		18,423,387

Pre-Refunded Bonds – 8.55%
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46-19§	1,650,000	1,912,515
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23§	500,000	597,980
Hennepin County Sales Tax Revenue
(First Lien-Ballpark Project) Series B 5.00% 12/15/24-17§	1,000,000	1,034,280
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	2,083,179
Series B 6.50% 11/15/38-18 (AGC)§	40,000	43,775
Minnesota 911 Services Revenue
(Public Safety Radio Communication System Project) 5.00% 6/1/24-18 (AGC)§	1,000,000	1,052,470
St. Cloud Health Care Revenue
(Centracare Health System Project) 5.50% 5/1/39-19 (AGC)§	1,500,000	1,643,040
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	2,005,000	2,222,382
Series C 5.50% 7/1/23-18§	1,000,000	1,061,750
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy) Series A 6.625% 9/1/42-21§	1,500,000	1,830,090
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42-17§	770,000	787,479
Series A 6.25% 8/1/30-17§	500,000	511,880

		14,780,820

Special Tax Revenue Bonds – 4.33%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,550,790
Series B 5.00% 12/15/24	1,000,000	1,032,400
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,174,984

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	$259,200
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	201,254
4.00% 3/1/30	260,000	252,390
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	692,580
4.00% 3/1/27	650,000	632,417
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,000,000	1,000,370
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	688,782

		7,485,167

State General Obligation Bonds – 5.92%
Minnesota
Series A 5.00% 8/1/24	500,000	604,390
Series A 5.00% 8/1/27	2,175,000	2,624,116
Series A 5.00% 8/1/29	1,000,000	1,193,460
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,129,381
Series D 5.00% 8/1/26	1,000,000	1,234,600
Series D 5.00% 8/1/27	1,000,000	1,225,620
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,223,487

		10,235,054

Transportation Revenue Bonds – 3.01%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/22	1,000,000	1,126,170
Senior
Series A 5.00% 1/1/32	1,245,000	1,459,265
Series C 5.00% 1/1/46	185,000	210,904
Subordinate Series B 5.00% 1/1/29	2,130,000	2,401,383

		5,197,722

Water & Sewer Revenue Bonds – 1.31%
Guam Government Waterworks Authority
5.00% 1/1/46	515,000	543,279
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	1,715,205

		2,258,484

Total Municipal Bonds (cost $167,167,075)		169,526,797

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 0.94%

Variable Rate Demand Notes – 0.94%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System)
Series B-1 0.56% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	100,000	$100,000
(Children’s Hospitals & Clinics)
Series A 0.57% 8/15/34 (AGM) (SPA – US Bank N.A.)	625,000	625,000
Series A 0.57% 8/15/37 (AGM) (SPA – US Bank N.A.)	400,000	400,000
Series A-II 0.57% 8/15/37 (AGM) (SPA – US Bank N.A.)	200,000	200,000
Series B 0.57% 8/15/25 (AGM) (SPA – US Bank N.A.)	300,000	300,000

Total Short-Term Investments (cost $1,625,000)		1,625,000

Total Value of Securities – 99.02% (cost $168,792,075)		$171,151,797

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $2,727,172, which represents 1.58% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2017 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$546,148,017	$99,025,757	$169,526,797
Short-term investments, at value[2]	—	200,000	1,625,000
Interest receivable	6,550,002	989,693	1,995,245
Receivable for securities sold	2,206,309	—	—
Receivable for fund shares sold	605,714	14,000	259,815

Total assets	555,510,042	100,229,450	173,406,857

Liabilities:
Cash due to custodian	1,393,164	82,307	128,439
Income distribution payable	282,326	45,377	87,032
Payable for fund shares redeemed	195,342	61,609	148,314
Investment management fees payable to affiliates	190,724	34,953	59,153
Distribution fees payable to affiliates	123,592	17,607	46,235
Audit and tax fees payable	21,542	21,542	21,542
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,449	1,528	2,629
Trustees’ fees and expenses payable	4,556	827	1,419
Accounting and administration expenses payable to affiliates	1,967	356	612
Legal fees payable to affiliates	1,264	231	393
Reports and statements to shareholders payable to affiliates	136	24	43
Other accrued expenses	162,678	30,424	61,168

Total liabilities	2,385,740	296,785	556,979

Total Net Assets	$553,124,302	$99,932,665	$172,849,878

Net Assets Consist of:
Paid-in capital	$533,703,311	$97,144,927	$174,828,907
Undistributed (distributions in excess of) net investment income	(246,255)	(878)	5,115
Accumulated net realized gain (loss) on investments	1,495,948	180,700	(4,343,866)
Net unrealized appreciation of investments	18,171,298	2,607,916	2,359,722

Total Net Assets	$553,124,302	$99,932,665	$172,849,878

Statements of assets and liabilities

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$433,068,644	$69,257,603	$105,069,904
Shares of beneficial interest outstanding, unlimited authorization, no par	35,099,276	6,305,143	9,870,687
Net asset value per share	$12.34	$10.98	$10.64
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.92	$11.29	$11.14

Class C:
Net assets	$51,428,430	$12,303,882	$33,238,272
Shares of beneficial interest outstanding,unlimited authorization, no par	4,154,876	1,117,799	3,116,412
Net asset value per share	$12.38	$11.01	$10.67

Institutional Class:
Net assets	$68,627,228	$18,371,180	$34,541,702
Shares of beneficial interest outstanding,unlimited authorization, no par	5,563,190	1,671,865	3,245,918
Net asset value per share	$12.34	$10.99	$10.64

[1]Investments, at cost	$527,976,719	$96,417,841	$167,167,075
[2]Short-term investments, at cost	—	200,000	1,625,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2017 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Investment Income:
Interest	$11,155,322	$1,848,783	$3,562,369

Expenses:
Management fees	1,525,732	251,267	490,682
Distribution expenses – Class A	568,616	92,077	142,186
Distribution expenses – Class C	259,461	63,392	170,287
Dividend disbursing and transfer agent fees and expenses	196,203	39,218	72,961
Accounting and administration expenses	87,531	15,689	27,858
Reports and statements to shareholders	28,451	9,896	10,351
Legal fees	27,099	4,499	8,235
Registration fees	23,088	10,588	6,224
Audit and tax fees	21,542	22,282	22,314
Trustees’ fees and expenses	14,863	2,670	4,723
Custodian fees	12,530	2,251	3,910
Other	20,936	9,357	12,744

	2,786,052	523,186	972,475
Less expenses waived	(274,425)	(20,644)	(88,366)
Less waived distribution expenses – Class A	—	(36,831)	—
Less expense paid indirectly	(230)	(39)	(69)

Total operating expenses	2,511,397	465,672	884,040

Net Investment Income	8,643,925	1,383,111	2,678,329

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,036,037	259,315	295,563
Net change in unrealized appreciation (depreciation) of investments	(27,491,393)	(4,268,629)	(8,619,916)

Net Realized and Unrealized Loss	(24,455,356)	(4,009,314)	(8,324,353)

Net Decrease in Net Assets Resulting from Operations	$(15,811,431)	$(2,626,203)	$(5,646,024)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,643,925	$18,283,681
Net realized gain	3,036,037	1,245,728
Net change in unrealized appreciation (depreciation)	(27,491,393)	11,243,374

Net increase (decrease) in net assets resulting from operations	(15,811,431)	30,772,783

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,136,369)	(15,753,186)
Class C	(619,523)	(1,219,395)
Institutional Class	(918,858)	(1,374,763)

	(8,674,750)	(18,347,344)

Capital Share Transactions:
Proceeds from shares sold:
Class A	21,598,221	37,364,611
Class C	3,924,642	10,427,741
Institutional Class	34,104,415	24,205,727

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,988,729	13,061,531
Class C	566,185	1,099,622
Institutional Class	872,890	1,261,298

	67,055,082	87,420,530

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(55,603,389)	$(59,159,857)
Class C	(4,304,907)	(4,470,992)
Institutional Class	(17,236,988)	(5,266,453)

	(77,145,284)	(68,897,302)

Increase (decrease) in net assets derived from capital share transactions	(10,090,202)	18,523,228

Net Increase (Decrease) in Net Assets	(34,576,383)	30,948,667

Net Assets:
Beginning of period	587,700,685	556,752,018

End of period	$553,124,302	$587,700,685

Distributions in excess of net investment income	$(246,255)	$(215,430)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,383,111	$2,922,746
Net realized gain	259,315	210,669
Net change in unrealized appreciation (depreciation)	(4,268,629)	1,840,780

Net increase (decrease) in net assets resulting from operations	(2,626,203)	4,974,195

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,044,643)	(2,419,983)
Class C	(126,145)	(259,127)
Institutional Class	(212,416)	(243,028)
Net realized gain:
Class A	(106,466)	—
Class C	(18,615)	—
Institutional Class	(18,418)	—

	(1,526,703)	(2,922,138)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,777,439	6,598,977
Class C	761,371	2,151,769
Institutional Class	8,873,930	9,193,108
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,005,960	2,121,972
Class C	139,822	245,356
Institutional Class	220,508	229,586

	12,779,030	20,540,768

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,130,916)	$(15,293,224)
Class C	(1,375,920)	(1,070,105)
Institutional Class	(2,925,732)	(1,295,683)

	(14,432,568)	(17,659,012)

Increase (decrease) in net assets derived from capital share transactions	(1,653,538)	2,881,756

Net Increase (Decrease) in Net Assets	(5,806,444)	4,933,813

Net Assets:
Beginning of period	105,739,109	100,805,296

End of period	$99,932,665	$105,739,109

Distributions in excess of net investment income	$(878)	$(785)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,678,329	$5,487,957
Net realized gain	295,563	293,830
Net change in unrealized appreciation (depreciation)	(8,619,916)	4,356,386

Net increase (decrease) in net assets resulting from operations	(5,646,024)	10,138,173

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,758,130)	(3,958,434)
Class C	(398,918)	(853,841)
Institutional Class	(516,166)	(786,400)

	(2,673,214)	(5,598,675)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,643,729	15,179,207
Class C	1,546,458	4,655,746
Institutional Class	17,085,081	17,825,598

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,406,509	3,147,387
Class C	344,344	726,911
Institutional Class	480,930	725,923

	28,507,051	42,260,772

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,897,519)	$(22,859,653)
Class C	(2,844,439)	(2,667,925)
Institutional Class	(12,720,652)	(2,781,029)

	(35,462,610)	(28,308,607)

Increase (decrease) in net assets derived from capital share transactions	(6,955,559)	13,952,165

Net Increase (Decrease) in Net Assets	(15,274,797)	18,491,663

Net Assets:
Beginning of period	188,124,675	169,633,012

End of period	$172,849,878	$188,124,675

Undistributed net investment income	$5,115	$—

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.870	$12.600	$12.670	$11.970	$13.030	$12.480

0.194	0.414	0.444	0.445	0.445	0.487
(0.530)	0.271	(0.067)	0.734	(0.973)	0.660

(0.336)	0.685	0.377	1.179	(0.528)	1.147

(0.194)	(0.415)	(0.447)	(0.444)	(0.445)	(0.488)
—	—	—	(0.035)	(0.087)	(0.109)

(0.194)	(0.415)	(0.447)	(0.479)	(0.532)	(0.597)

$12.340	$12.870	$12.600	$12.670	$11.970	$13.030

(2.61% )	5.52%	3.02%	10.03%	(4.24% )	9.41%

$433,069	$481,066	$479,275	$503,072	$540,533	$577,061
0.85%	0.85%	0.87%	0.90%	0.90%	0.90%
0.95%	0.95%	0.96%	0.95%	0.95%	0.92%
3.13%	3.25%	3.51%	3.61%	3.47%	3.81%
3.03%	3.15%	3.42%	3.56%	3.42%	3.79%
9%	15%	11%	10%	16%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]			Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.910	$12.640	$12.710	$12.010	$13.070	$12.520

0.148	0.319	0.350	0.354	0.350	0.392
(0.530)	0.271	(0.067)	0.734	(0.973)	0.660

(0.382)	0.590	0.283	1.088	(0.623)	1.052

(0.148)	(0.320)	(0.353)	(0.353)	(0.350)	(0.393)
—	—	—	(0.035)	(0.087)	(0.109)

(0.148)	(0.320)	(0.353)	(0.388)	(0.437)	(0.502)

$12.380	$12.910	$12.640	$12.710	$12.010	$13.070

(2.96% )	4.73%	2.25%	9.19%	(4.93% )	8.58%

$51,428	$53,502	$45,393	$41,612	$42,985	$41,368
1.60%	1.60%	1.62%	1.65%	1.65%	1.65%
1.70%	1.70%	1.71%	1.70%	1.70%	1.67%
2.38%	2.50%	2.76%	2.86%	2.72%	3.06%
2.28%	2.40%	2.67%	2.81%	2.67%	3.04%
9%	15%	11%	10%	16%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14
$12.870	$12.590	$12.660	$12.070

0.209	0.445	0.476	0.336
(0.529)	0.282	(0.067)	0.589

(0.320)	0.727	0.409	0.925

(0.210)	(0.447)	(0.479)	(0.335)

(0.210)	(0.447)	(0.479)	(0.335)

$12.340	$12.870	$12.590	$12.660

(2.49% )	5.87%	3.27%	7.74%

$68,627	$53,133	$32,084	$17,533
0.60%	0.60%	0.62%	0.65%
0.70%	0.70%	0.71%	0.70%
3.38%	3.50%	3.76%	3.84%
3.28%	3.40%	3.67%	3.79%
9%	15%	11%	10% [5]

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.440	$11.220	$11.320	$10.840	$11.530	$11.130

0.156	0.331	0.337	0.342	0.330	0.355
(0.444)	0.220	(0.100)	0.490	(0.675)	0.400

(0.288)	0.551	0.237	0.832	(0.345)	0.755

(0.156)	(0.331)	(0.337)	(0.342)	(0.330)	(0.355)
(0.016)	—	—	(0.010)	(0.015)	—

(0.172)	(0.331)	(0.337)	(0.352)	(0.345)	(0.355)

$10.980	$11.440	$11.220	$11.320	$10.840	$11.530

(2.51% )	4.98%	2.12%	7.79%	(3.09% )	6.88%

$69,258	$79,730	$84,663	$90,571	$90,110	$97,032
0.84%	0.84%	0.85%	0.84%	0.84%	0.84%
0.98%	0.97%	0.98%	0.98%	0.97%	0.94%
2.84%	2.92%	2.98%	3.08%	2.89%	3.12%
2.70%	2.79%	2.85%	2.94%	2.76%	3.02%
13%	14%	14%	14%	17%	21%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

54

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.470	$11.240	$11.350	$10.860	$11.560	$11.160

0.110	0.235	0.241	0.249	0.233	0.259
(0.444)	0.230	(0.110)	0.500	(0.685)	0.400

(0.334)	0.465	0.131	0.749	(0.452)	0.659

(0.110)	(0.235)	(0.241)	(0.249)	(0.233)	(0.259)
(0.016)	—	—	(0.010)	(0.015)	—

(0.126)	(0.235)	(0.241)	(0.259)	(0.248)	(0.259)

$11.010	$11.470	$11.240	$11.350	$10.860	$11.560

(2.91% )	4.17%	1.16%	6.96%	(3.99% )	5.96%

$12,304	$13,315	$11,740	$12,651	$14,538	$16,210
1.69%	1.69%	1.70%	1.69%	1.69%	1.69%

1.73%	1.72%	1.73%	1.73%	1.72%	1.69%
1.99%	2.07%	2.13%	2.23%	2.04%	2.27%

1.95%	2.04%	2.10%	2.19%	2.01%	2.27%
13%	14%	14%	14%	17%	21%

55

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14
$11.450	$11.220	$11.330	$10.950

0.165	0.348	0.354	0.255
(0.444)	0.230	(0.110)	0.380

(0.279)	0.578	0.244	0.635

(0.165)	(0.348)	(0.354)	(0.255)
(0.016)	—	—	—

(0.181)	(0.348)	(0.354)	(0.255)

$10.990	$11.450	$11.220	$11.330

(2.44% )	5.22%	2.18%	5.85%

$18,371	$12,694	$4,402	$2,376
0.69%	0.69%	0.70%	0.69%

0.73%	0.72%	0.73%	0.73%
2.99%	3.07%	3.13%	3.21%

2.95%	3.04%	3.10%	3.17%
13%	14%	14%	14% [5]

57

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.130	$10.840	$10.880	$10.250	$11.080	$10.490

0.166	0.355	0.383	0.404	0.399	0.420
(0.491)	0.297	(0.039)	0.628	(0.831)	0.596

(0.325)	0.652	0.344	1.032	(0.432)	1.016

(0.165)	(0.362)	(0.384)	(0.402)	(0.398)	(0.426)

(0.165)	(0.362)	(0.384)	(0.402)	(0.398)	(0.426)

$10.640	$11.130	$10.840	$10.880	$10.250	$11.080

(2.92% )	6.12%	3.20%	10.25%	(4.06% )	9.86%

$105,070	$121,168	$122,618	$119,044	$121,232	$124,717
0.89%	0.89%	0.91%	0.89%	0.89%	0.89%

0.99%	0.98%	1.01%	0.99%	0.99%	0.97%
3.10%	3.23%	3.52%	3.82%	3.64%	3.89%

3.00%	3.14%	3.42%	3.72%	3.54%	3.81%
8%	15%	16%	15%	14%	13%

59

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended 2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12
$11.150	$10.870	$10.900	$10.270	$11.100	$10.510

0.126	0.273	0.302	0.326	0.318	0.340
(0.481)	0.287	(0.029)	0.628	(0.832)	0.596

(0.355)	0.560	0.273	0.954	(0.514)	0.936

(0.125)	(0.280)	(0.303)	(0.324)	(0.316)	(0.346)

(0.125)	(0.280)	(0.303)	(0.324)	(0.316)	(0.346)

$10.670	$11.150	$10.870	$10.900	$10.270	$11.100

(3.18% )	5.22%	2.53%	9.41%	(4.77% )	9.03%

$33,238	$35,751	$32,174	$32,279	$33,140	$33,432
1.64%	1.64%	1.66%	1.64%	1.64%	1.64%
1.74%	1.73%	1.76%	1.74%	1.74%	1.72%
2.35%	2.48%	2.77%	3.07%	2.89%	3.14%
2.25%	2.39%	2.67%	2.97%	2.79%	3.06%
8%	15%	16%	15%	14%	13%

61

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14
$11.120	$10.840	$10.880	$10.350

0.179	0.382	0.410	0.312
(0.480)	0.287	(0.039)	0.528

(0.301)	0.669	0.371	0.840

(0.179)	(0.389)	(0.411)	(0.310)

(0.179)	(0.389)	(0.411)	(0.310)

$10.640	$11.120	$10.840	$10.880

(2.71% )	6.28%	3.46%	8.21%

$34,542	$31,206	$14,841	$6,470
0.64%	0.64%	0.66%	0.64%

0.74%	0.73%	0.76%	0.74%
3.35%	3.48%	3.77%	4.04%

3.25%	3.39%	3.67%	3.94%
8%	15%	16%	15% [5]

63

Notes to financial statements
Delaware Investments ® Minnesota Municipal Bond Funds	February 28, 2017 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by

64

dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2013–Aug. 31, 2016), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

65

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Feb. 28, 2017.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Feb. 28, 2017, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$230	$39	$69

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive all or a portion, if any, of its investment advisory fees and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2016 through Feb. 28, 2017.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

66

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.60%	0.69%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net asset of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$13,133	$2,354	$4,179

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$56,391	$10,108	$17,946

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

67

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from Sept. 1, 2016 through Feb. 28, 2017.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2017, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$6,160	$1,100	$1,791

For the six months ended Feb. 28, 2017, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$19,090	$1,820	$7,578

For the six months ended Feb. 28, 2017, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Class A	$10,279	$ —	$ —
Class C	3,393	863	1,260

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2017, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common

68

directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 28, 2017, each Fund engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$20,615,254	$ 6,001,606	$ 7,241,267
Sales	29,408,984	10,665,676	10,797,270
Net realized losses	—	(10,501)	—

*The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

3. Investments

For the six months ended Feb. 28, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$49,472,872	$12,613,693	$13,930,109
Sales	55,536,040	14,398,606	21,201,698

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Cost of investments	$528,013,171	$96,617,946	$168,724,018

Aggregate unrealized appreciation of investments	$ 22,914,993	$ 3,256,611	$ 4,603,608
Aggregate unrealized depreciation of investments	(4,780,147)	(648,800)	(2,175,829)

Net unrealized appreciation of investments	$ 18,134,846	$ 2,607,811	$ 2,427,779

69

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Delaware Tax-Free Minnesota Intermediate Fund did not have any capital loss carryforwards at Aug. 31, 2016. Each other Fund has capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates as follows:

	Pre-enactment capital loss		No expiration
	Expiration date		Post-enactment capital loss character
	2017	2018	Short-term	Long-term	Total
Delaware Tax-Free Minnesota Fund	$—	$—	$1,535,859	$—	$1,535,859
Delaware Minnesota High-Yield Municipal Bond Fund	83,961	2,974,512	737,530	849,240	4,645,243

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

70

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Delaware
Tax-Free
Minnesota Fund

Securities	Level 2
Municipal Bonds	$546,148,017

Delaware Tax-Free
Minnesota
Intermediate Fund

Securities	Level 2
Municipal Bonds	$99,025,757
Short-Term Investments	200,000

Total Value of Securities	$99,225,757

Delaware Minnesota
High-Yield Municipal
Bond Fund

Securities	Level 2
Municipal Bonds	$169,526,797
Short-Term Investments	1,625,000

Total Value of Securities	$171,151,797

During the six months ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Feb. 28, 2017, there were no Level 3 investments.

71

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/28/17	Year ended 8/31/16	Six months ended 2/28/17	Year ended 8/31/16	Six months ended 2/28/17	Year ended 8/31/16

Shares sold:
Class A	1,737,964	2,932,737	161,033	581,319	711,661	1,381,534
Class C	313,676	814,808	68,550	189,236	144,054	422,381
Institutional Class	2,759,534	1,894,217	808,627	809,883	1,593,597	1,623,503

Shares issued upon reinvestment of dividends and distributions:
Class A	481,630	1,025,969	90,934	187,219	131,018	286,859
Class C	45,391	86,077	12,622	21,589	32,027	66,112
Institutional Class	70,260	98,996	19,956	20,187	44,817	66,056

	5,408,455	6,852,804	1,161,722	1,809,433	2,657,174	3,846,445

Shares redeemed:
Class A	(4,488,833)	(4,636,674)	(913,452)	(1,347,933)	(1,862,206)	(2,085,479)
Class C	(346,898)	(350,128)	(124,340)	(94,024)	(266,557)	(242,730)
Institutional Class	(1,394,902)	(412,513)	(265,448)	(113,588)	(1,198,154)	(252,972)

	(6,230,633)	(5,399,315)	(1,303,240)	(1,555,545)	(3,326,917)	(2,581,181)

Net increase (decrease)	(822,178)	1,453,489	(141,518)	253,888	(669,743)	1,265,264

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and the “Statements of changes in net assets.” For the six months ended Feb. 28, 2017 and year ended Aug. 31, 2016, the Funds had the following exchange transactions:

			Six months ended 2/28/17

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Delaware Tax-Free Minnesota Fund	988,883	28,912	3,022	3,024	1,019,716	$12,604,004
Delaware Tax-Free Minnesota Intermediate Fund	161,020	2,496	—	—	163,678	1,798,124
Delaware Minnesota High-Yield Municipal Bond Fund	591,561	5,550	—	—	598,669	6,367,117

72

		Year ended 8/31/16

	Exchange	Exchange
	Redemptions	Subscriptions
		Institutional
	Class A	Class
	Shares	Shares	Value

Delaware Tax-Free Minnesota Fund	40,302	40,367	$ 518,917
Delaware Tax-Free Minnesota Intermediate Fund	7,520	7,529	86,357
Delaware Minnesota High-Yield Municipal Bond Fund	96,773	96,971	1,076,549

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Funds had no amounts outstanding as of Feb. 28, 2017 or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the state or U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for

73

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

6. Geographic, Credit, and Market Risks (continued)

other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2017, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assured Guaranty Corporation	4.88%	5.80%	1.72%
Assured Guaranty Municipal Corporation	0.39%	0.72%	0.88%
National Public Finance Guarantee Corporation	0.74%	—	—

	6.01%	6.52%	2.60%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

74

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amounts relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017, that would require recognition or disclosure in the Funds’ financial statements.

75

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A. Sevilla-Sacasa

Former Chief Executive Officer

Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

76

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2017 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2016 to Feb. 28, 2017.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*

Actual Fund return†
Class A	$1,000.00	$969.00	0.81%	$3.95
Class C	1,000.00	966.20	1.56%	7.61
Institutional Class	1,000.00	970.50	0.56%	2.74

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*

Actual Fund return†
Class A	$1,000.00	$969.50	0.75%	$3.66
Class C	1,000.00	965.40	1.60%	7.80
Institutional Class	1,000.00	969.90	0.60%	2.93

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

2

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*

Actual Fund return†
Class A	$1,000.00	$961.60	0.85%	$4.13
Class C	1,000.00	957.30	1.60%	7.76
Institutional Class	1,000.00	962.40	0.60%	2.92

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector / state / territory allocations
Delaware Tax-Free USA Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.06%
Corporate Revenue Bonds	12.82%
Education Revenue Bonds	5.80%
Electric Revenue Bonds	2.73%
Healthcare Revenue Bonds	14.05%
Housing Revenue Bonds	0.99%
Lease Revenue Bonds	3.79%
Local General Obligation Bonds	6.83%
Pre-Refunded/Escrowed to Maturity Bonds	19.50%
Special Tax Revenue Bonds	10.07%
State General Obligation Bonds	5.30%
Transportation Revenue Bonds	14.29%
Water & Sewer Revenue Bonds	2.89%
Short-Term Investment	0.04%
Total Value of Securities	99.10%
Receivables and Other Assets Net of Liabilities	0.90%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alabama	1.00%
Alaska	0.69%
Arizona	3.04%
California	13.34%
Colorado	1.37%
Connecticut	1.17%
Florida	0.59%
Georgia	2.37%
Illinois	5.70%
Indiana	0.86%
Kansas	1.53%
Louisiana	0.64%
Maryland	2.90%
Massachusetts	5.22%
Michigan	1.34%
Minnesota	1.55%
Missouri	2.91%
New Jersey	7.01%
New York	16.97%

4

State / territory	Percentage of net assets
North Carolina	2.26%
Ohio	4.25%
Oklahoma	3.55%
Oregon	0.35%
Pennsylvania	1.65%
Tennessee	1.09%
Texas	11.01%
U.S. Virgin Islands	0.13%
Utah	1.07%
Virginia	1.22%
Washington	1.18%
West Virginia	0.53%
Wisconsin	0.61%
Total Value of Securities	99.10%

5

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.02%
Corporate Revenue Bonds	11.90%
Education Revenue Bonds	6.70%
Electric Revenue Bonds	3.72%
Healthcare Revenue Bonds	9.82%
Lease Revenue Bonds	4.88%
Local General Obligation Bonds	8.27%
Pre-Refunded/Escrowed to Maturity Bonds	6.72%
Special Tax Revenue Bonds	12.64%
State General Obligation Bonds	12.92%
Transportation Revenue Bonds	14.71%
Water & Sewer Revenue Bonds	6.74%
Short-Term Investments	0.24%
Total Value of Securities	99.26%
Receivables and Other Assets Net of Liabilities	0.74%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	0.96%
Arizona	6.65%
California	15.85%
Colorado	0.24%
Connecticut	1.29%
Florida	1.26%
Georgia	1.57%
Guam	0.56%
Idaho	0.56%
Illinois	5.38%
Kansas	1.12%
Louisiana	3.12%
Maryland	2.99%
Massachusetts	2.57%
Michigan	1.13%
Minnesota	3.74%
Missouri	1.19%
New Jersey	4.88%
New York	17.31%
Oklahoma	0.18%

6

State / territory	Percentage of net assets
Oregon	1.93%
Pennsylvania	5.69%
Tennessee	0.80%
Texas	12.22%
Utah	0.43%
Virginia	2.94%
Washington	1.54%
Wisconsin	1.16%
Total Value of Securities	99.26%

7

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.34%
Corporate Revenue Bonds	17.42%
Education Revenue Bonds	15.09%
Electric Revenue Bonds	0.57%
Healthcare Revenue Bonds	27.46%
Housing Revenue Bonds	0.78%
Lease Revenue Bonds	5.15%
Local General Obligation Bonds	3.68%
Pre-Refunded/Escrowed to Maturity Bonds	6.79%
Resource Recovery Revenue Bonds	0.59%
Special Tax Revenue Bonds	5.99%
State General Obligation Bonds	1.21%
Transportation Revenue Bonds	8.17%
Water & Sewer Revenue Bonds	3.44%
Short-Term Investments	3.67%
Total Value of Securities	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

* As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	3.43%
Alaska	0.18%
Arizona	4.58%
California	15.15%
Colorado	3.16%
Connecticut	0.21%
Delaware	0.61%
District of Columbia	0.94%
Florida	4.08%
Georgia	1.16%
Guam	0.03%
Hawaii	1.74%
Idaho	0.67%
Illinois	6.20%
Indiana	1.07%
Iowa	0.22%
Kansas	0.62%
Kentucky	1.36%

8

State / territory	Percentage of net assets
Louisiana	1.63%
Maine	0.16%
Maryland	1.75%
Massachusetts	0.43%
Michigan	0.97%
Minnesota	4.37%
Mississippi	0.36%
Missouri	1.62%
Nevada	0.54%
New Hampshire	0.13%
New Jersey	5.29%
New York	9.04%
North Carolina	0.75%
Ohio	4.96%
Oklahoma	0.94%
Oregon	0.49%
Pennsylvania	4.51%
Puerto Rico	0.50%
South Carolina	0.46%
Texas	8.82%
Utah	0.18%
Vermont	0.10%
Virginia	2.20%
Washington	1.30%
West Virginia	0.87%
Wisconsin	2.14%
Wyoming	0.09%
Total Value of Securities	100.01%

9

Schedules of investments
Delaware Tax-Free USA Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.06%

Corporate Revenue Bonds – 12.82%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	14,145,000	$13,702,544
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	8,025,000	8,065,927
(Capital Appreciation-Asset-Backed) Series B 1.548% 6/1/47 ^	18,135,000	2,465,272
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,201,743
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,826,140
6.25% 6/1/24	6,810,000	6,812,179
Louisiana Public Facilities Authority (LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#‡	1,500,000	597,075
Lower Alabama Gas District Series A 5.00% 9/1/34	4,400,000	5,021,984
M-S-R Energy Authority, California Gas Revenue Series A 6.125% 11/1/29	1,915,000	2,405,757
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) Series B 5.625% 11/15/30 (AMT)	1,365,000	1,487,591
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	820,616
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	1,000,000	1,089,970
New York Transportation Development Corporation Special Facility Revenue (American Airlines Inc. John F. Kennedy International Airport Project) 5.00% 8/1/31 (AMT)	2,000,000	2,086,080
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	1,600,000	1,826,560
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,215,073
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 5.00% 6/1/41	3,920,000	3,797,108
Valparaiso, Indiana (Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,126,726

		64,548,345

10

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds – 5.80%
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	5,295,000	$5,613,812
California Educational Facilities Authority Revenue (Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,103,050
California State University (Systemwide) Series A 5.00% 11/1/42	700,000	807,072
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,167,790
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/37	2,400,000	2,288,808
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	3,300,000	3,388,242
Massachusetts Development Finance Agency (Berklee College of Music) 5.00% 10/1/46	3,150,000	3,548,475
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,567,056
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	3,000,000	3,143,640
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,560,000	1,561,357

		29,189,302

Electric Revenue Bonds – 2.73%
City Public Service Board of San Antonio, Texas 5.25% 2/1/24	7,000,000	8,459,570
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue Series A 5.00% 12/1/35	4,610,000	5,290,713

		13,750,283

Healthcare Revenue Bonds – 14.05%
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,186,870
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D 7.25% 1/1/52	2,500,000	2,469,925
(Senior Living, LLC Project Second Tier) Series B 5.00% 1/1/47	2,500,000	2,523,375
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health) Series A 4.00% 10/1/47	2,035,000	2,027,816
(Sutter Health) Series B 5.00% 11/15/46	5,000,000	5,573,600

11

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue (Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	$2,792,123
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,315,359
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,059,819
Fairfax County, Virginia Industrial Development Authority (Inova Health) 5.50% 5/15/35	1,635,000	1,764,933
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,994,093
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue Bonds (Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	1,195,000	1,107,837
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,206,020
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute) Series N 5.00% 12/1/46	1,000,000	1,105,610
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Building (Vanderbilt University Medical Center) 5.00% 7/1/46	5,000,000	5,484,350
Michigan Finance Authority
(Trinity Health) Series 2016 5.00% 12/1/33	4,655,000	5,226,355
Henry Ford Health System 5.00% 11/15/41	1,405,000	1,527,713
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,310,323
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	310,000	310,707
Series A1 5.00% 7/1/46	770,000	837,629
Series B 4.25% 7/1/36	465,000	459,536
Series B 5.00% 7/1/46	770,000	803,233
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	431,268
144A 5.00% 12/1/35 #	1,200,000	1,289,628
144A 5.00% 12/1/37 #	800,000	855,600
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,615,225

12

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health System Obligation Group) Series A 5.25% 1/1/33	2,000,000	$2,061,260
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	3,000,000	2,906,760
Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A 5.757% 7/1/21 (NATL-RE)^	2,000,000	1,762,340
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project) 7.25% 6/1/34	120,000	141,083
Series A 7.50% 6/1/49	610,000	723,399
Payne County, Oklahoma Economic Development Authority (Epworth Living at the Ranch) Series A 6.875% 11/1/46	1,500,000	1,489,665
Public Finance Authority, Wisconsin (Bancroft NeuroHealth Project) Series A 144A 5.00% 6/1/36 #	540,000	500,866
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,595,340
Southwestern Illinois Development Authority Revenue (Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,555,420
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,057,460
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41 ‡	2,900,000	2,681,630

		70,754,170

Housing Revenue Bonds – 0.99%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,555,000	4,960,987

		4,960,987

Lease Revenue Bonds – 3.79%
New Jersey Economic Development Authority (School Facilities Construction) Series GG 5.75% 9/1/23	100,000	108,545
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,465,170
Series B 5.50% 6/15/31	5,000,000	5,255,000
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,286,500

13

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	$2,226,277
St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,746,645

		19,088,137

Local General Obligation Bonds – 6.83%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,022,141
Series A 6.00% 1/1/38	595,000	614,129
Georgetown, Texas Independent School District (School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,589,574
5.00% 8/15/26 (PSF)	1,000,000	1,109,800
Los Angeles, California Community College District Series C 5.00% 8/1/25	2,500,000	3,055,350
Mecklenburg, North Carolina Series A 5.00% 9/1/25	8,000,000	9,787,280
Montgomery, Maryland Series A 5.00% 11/1/28	5,755,000	6,917,798
New York City, New York
Series I-1 5.375% 4/1/36	1,835,000	1,984,241
Subseries D-1 5.00% 10/1/36	6,500,000	7,318,610

		34,398,923

Pre-Refunded/Escrowed to Maturity Bonds – 19.50%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39-19§	5,500,000	6,246,570
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30-20§	8,230,000	9,477,833
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	2,837,850
California Statewide Communities Development Authority School Facility Revenue (Aspire Public Schools) 6.125% 7/1/46-19§	5,145,000	5,620,912
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41-21§	5,160,000	6,050,977
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,426,930

14

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	3,000,000	$3,496,950
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,645,980
Massachusetts Development Finance Agency
(Harvard University)
Series A 5.50% 11/15/36-18§	1,160,000	1,251,570
Series B-2 5.25% 2/1/34-21§	5,000,000	5,751,200
(Unrefunded - Harvard University) Series A 5.50% 11/15/36-18§	3,355,000	3,619,844
Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University) Series A 5.00% 12/15/29-19§	5,000,000	5,536,500
Missouri State Health & Educational Facilities Authority Revenue (Washington University) Series A 5.375% 3/15/39-18§	5,000,000	5,237,850
New Jersey Economic Development Authority (School Facilities Construction) Series G 5.75% 9/1/23-21§	900,000	1,051,722
New Jersey Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,435,000	1,639,717
New York City, New York Water & Sewer System (Fiscal 2009) Series A 5.75% 6/15/40-18§	910,000	968,413
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center)
6.25% 12/1/37-18§	2,250,000	2,457,337
6.50% 12/1/21-18§	2,745,000	2,967,674
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/24-18§	2,930,000	3,059,301
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	16,382,899
San Francisco, California City & County Public Utilities Commission Water Revenue Series F 5.00% 11/1/27-20§	5,000,000	5,684,150
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,775,280
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	635,000	676,364

15

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)§	340,000	$353,750

		98,217,573

Special Tax Revenue Bonds – 10.07%
Kansas State Department of Transportation 5.00% 9/1/27	5,300,000	6,369,805
Massachusetts School Building Authority Series C 5.00% 8/15/31	2,500,000	2,907,800
Mosaic, Virginia District Community Development Authority Revenue Series A 6.875% 3/1/36	3,980,000	4,394,199
New Jersey Economic Development Authority Revenue 5.00% 6/15/28	2,695,000	2,851,822
New York City, New York Industrial Development Agency (Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,112,230
New York City, New York Transitional Finance Authority Future Tax Secured Fiscal 2011
5.00% 5/1/40	2,500,000	2,844,575
Series A-1 5.00% 11/1/42	10,000,000	11,311,100
Series C 5.25% 11/1/25	6,000,000	6,832,980
Series D 5.00% 2/1/26	3,000,000	3,400,350
New York State Dormitory Authority (Education) Series B 5.25% 3/15/38	6,000,000	6,465,060
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	825,000	892,724
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	1,365,000	1,341,658

		50,724,303

State General Obligation Bonds – 5.30%
California State
5.25% 11/1/40	3,795,000	4,260,837
Various Purposes
5.00% 8/1/27	2,500,000	2,998,450
5.00% 11/1/43	3,000,000	3,389,430
6.00% 4/1/38	4,060,000	4,480,494
6.50% 4/1/33	2,570,000	2,862,723
Connecticut State Series B 5.00% 6/15/35	2,475,000	2,742,102

16

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Washington State Series C 5.00% 2/1/28	5,000,000	$5,939,250

		26,673,286

Transportation Revenue Bonds – 14.29%
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,606,374
Series D 5.25% 1/1/42	2,000,000	2,287,400
Dallas, Texas Love Field
5.00% 11/1/35 (AMT)	1,000,000	1,121,290
5.00% 11/1/36 (AMT)	1,000,000	1,117,810
Maryland Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,457,452
New Jersey Turnpike Authority Series A 5.00% 1/1/28	5,000,000	5,775,450
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/34	5,000,000	5,601,200
(Unrefunded - First Tier) Series A 6.00% 1/1/24	415,000	430,160
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,008,314
Port Authority of New York & New Jersey Special Project (193rd Series) 5.00% 10/15/28 (AMT)	4,000,000	4,641,360
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,330,284
6.50% 12/1/28	5,500,000	5,608,240
Salt Lake City, Utah Airport Revenue Series B 5.00% 7/1/42	3,350,000	3,807,643
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	6,669,917
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,533,845
7.50% 6/30/33	1,560,000	1,807,962
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,870,497
6.875% 12/31/39	5,500,000	6,223,305
7.00% 12/31/38 (AMT)	1,830,000	2,084,425

		71,982,928

17

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 2.89%
Chicago, Illinois Waterworks Revenue (2nd Lien) 5.00% 11/1/28	1,400,000	$1,551,998
Dominion, Colorado Water & Sanitation District 5.75% 12/1/36	2,500,000	2,499,150
Massachusetts Water Resources Authority (Green Bond) Series C 4.00% 8/1/36	2,470,000	2,586,559
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue (Fiscal 2009) Series A 5.75% 6/15/40	3,090,000	3,275,524
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,321,640
5.00% 8/1/34	2,000,000	2,311,900

		14,546,771

Total Municipal Bonds (cost $465,294,276)		498,835,008

Short-Term Investment – 0.04%

Variable Rate Demand Note – 0.04%¤
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2 0.50% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	200,000	200,000

Total Short-Term Investment (cost $200,000)		200,000

Total Value of Securities – 99.10% (cost $465,494,276)		$499,035,008

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $4,782,274, which represents 0.95% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

18

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

LOC – Letter of Credit

N.A. – National Association

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

19

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.02%

Corporate Revenue Bonds – 11.90%
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue (Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	$1,577,983
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 4.50% 6/1/27	1,865,000	1,879,193
(Asset-Backed Senior Notes) Series A-1 5.00% 6/1/33	700,000	700,014
(Capital Appreciation Asset-Backed) Series A 1.548% 6/1/47 ^	11,340,000	1,541,560
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,979,625
Houston, Texas Airport System Revenue (United Airlines Inc.) 5.00% 7/1/29 (AMT)	3,010,000	3,171,486
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	7,981,825
6.25% 6/1/24	7,500,000	7,502,400
Louisiana Public Facilities Authority (LA Pellets Inc. Project) 144A 7.00% 7/1/24 (AMT)#‡	1,905,000	758,666
Lower Alabama Gas District Series A 5.00% 9/1/34	4,850,000	5,535,596
Maricopa County, Arizona Corporation Pollution Control Revenue (Public Service - Palo Verde Project) Series B 5.20% 6/1/43 ●	6,000,000	6,552,900
Maryland Economic Development Corporation Pollution Control Revenue (Potomac Electric Project) 6.20% 9/1/22	1,780,000	1,952,250
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	2,059,741
New York Transportation Development Special Facilities Revenue (American Airlines Inc. John F. Kennedy International Airport Project) 5.00% 8/1/21 (AMT)	610,000	650,364
Salt Verde, Arizona Financial Corporation Senior Gas Revenue 5.25% 12/1/24	3,050,000	3,510,306
Texas Municipal Gas Acquisition & Supply Corp. I (Senior Lien) Series D 6.25% 12/15/26	2,000,000	2,372,360

20

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Tobacco Settlement Financing Corporation, New Jersey Revenue
Series 1A 4.75% 6/1/34	2,390,000	$2,290,337
Series 1A 5.00% 6/1/29	4,050,000	4,047,124
Series 1A 5.00% 6/1/41	6,400,000	6,199,360
TSASC, New York
Series A 5.00% 6/1/30	475,000	536,422
Series A 5.00% 6/1/31	475,000	531,677
Tulsa, Oklahoma Airports Improvement Trust (American Airlines) 5.00% 6/1/35 (AMT)●	975,000	1,025,076
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,067,070

		68,423,335

Education Revenue Bonds – 6.70%
Bucks County, Pennsylvania Industrial Development Authority Revenue (School Lane Charter School) 5.125% 3/15/36	2,000,000	2,064,980
California State University (Systemwide) Series A 5.00% 11/1/31	2,000,000	2,378,380
California Statewide Communities Development Authority Revenue (California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,412,401
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,207,085
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,279,650
Marietta, Georgia Development Authority Revenue (Life University Income Project) 6.25% 6/15/20	605,000	622,309
Massachusetts Development Finance Agency Revenue (Umass Boston Student Housing Project) 5.00% 10/1/25	2,690,000	3,019,821
Massachusetts State Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,403,110
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	582,904
Series A 5.00% 4/1/31	1,090,000	1,216,516

21

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New York City, New York Trust for Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	$3,398,315
New York State Dormitory Authority Revenue
(Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,148,568
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,423,390
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	5,965,533
University of Texas Permanent University Fund Series B 5.00% 7/1/27	3,715,000	4,417,990

		38,540,952

Electric Revenue Bonds – 3.72%
California State Department Water Resources Power Supply Revenue
Series L 5.00% 5/1/19	6,000,000	6,524,520
Series N 5.00% 5/1/21	3,580,000	4,123,373
Long Island, New York Power Authority Series B 5.00% 9/1/31	3,165,000	3,628,862
New York State Utility Debt Securitization Authority (Restructuring Bonds) 5.00% 12/15/33	2,190,000	2,561,424
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue Series A 5.00% 12/1/35	4,000,000	4,590,640

		21,428,819

Healthcare Revenue Bonds – 9.82%
Arizona Health Facilities Authority (Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,800,000	6,563,744
Berks County, Pennsylvania Hospital Authority Revenue (Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	4,824,664
California Health Facilities Financing Authority Revenue (Sutter Health) Series B 4.00% 11/15/41	1,650,000	1,665,823
California Statewide Communities Development Authority
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	5,760,745
(Loma Linda University Medical Center) Series A 144A 5.00% 12/1/41 #	1,685,000	1,761,095
Capital Trust Agency, Florida (Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,662,567
Dauphin County, Pennsylvania General Authority (Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	1,955,953

22

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue (Rush University Medical Center) Series A 5.00% 11/15/32	2,900,000	$3,199,338
Lancaster County, Pennsylvania Hospital Authority (University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,744,442
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,463,650
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,500,000	1,400,835
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,228,200
Missouri Health & Educational Facilities Authority (Saint Luke’s Health System) 4.00% 11/15/33	935,000	956,692
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,507,198
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,490,280
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,090,440
144A 5.00% 12/1/32 #	1,100,000	1,192,708
144A 5.00% 12/1/33 #	1,000,000	1,079,040
Public Finance Authority, Wisconsin (Bancroft Neurohealth Project) Series A 144A 4.625% 6/1/36 #	1,460,000	1,285,209
Rochester, Minnesota Health Care Facilities Revenue (Mayo Clinic) Series C 4.50% 11/15/38 ●	2,540,000	2,867,584
Southwestern Illinois Development Authority (Memorial Group) 7.125% 11/1/30	2,190,000	2,842,401
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 6.50% 7/1/30 #	455,000	455,673
Series A 144A 6.75% 7/1/35 #	465,000	465,823

		56,464,104

Lease Revenue Bonds – 4.88%
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.125% 11/1/23	590,000	616,037

23

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	$3,342,930
Idaho Building Authority Revenue (Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,218,992
Los Angeles County, California (Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,803,659
Michigan State Grant Anticipation Refunding Bonds Series 2016 5.00% 3/15/27	2,000,000	2,384,540
Minnesota State General Fund Revenue Series A 5.00% 6/1/27	3,265,000	3,783,221
New Jersey Economic Development Authority Revenue
5.00% 6/15/22	1,750,000	1,916,513
5.00% 6/15/23	1,250,000	1,357,000
New Jersey State Transportation Trust Fund Authority Series B 5.50% 6/15/31	5,000,000	5,255,000
New York Liberty Development Revenue (World Trade Center Project) Class 2-3 144A 5.15% 11/15/34 #	1,000,000	1,073,290
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,350,000	2,318,157

		28,069,339

Local General Obligation Bonds – 8.27%
Chesterfield County, Virginia Series B 5.00% 1/1/22	4,070,000	4,738,986
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	640,678
Series C 5.00% 1/1/26	1,280,000	1,277,197
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,070,000	3,386,701
Dallas, Texas Independent School District (Multi-Modal School Building) Series B6 5.00% 2/15/36 (PSF)●	6,705,000	7,672,800
Fort Worth, Texas Independent School District (School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,340,560
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,561,460
Series E 5.00% 8/1/23	3,685,000	4,354,896
Subseries D-1 5.00% 10/1/30	4,000,000	4,518,720
San Francisco, California Bay Area Rapid Transit District (Election 2004) Series D 5.00% 8/1/31	4,000,000	4,728,720

24

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
School District of Philadelphia, Pennsylvania Series F 5.00% 9/1/28	3,215,000	$3,582,442
Washington County, Maryland Suburban Sanitary Commission (Consolidated Public Improvement) Second Series 5.00% 6/1/22	5,750,000	6,756,193

		47,559,353

Pre-Refunded/Escrowed to Maturity Bonds – 6.72%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.00% 11/1/25-19§	2,925,000	3,302,793
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30-20§	5,500,000	6,333,910
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,554,065
California State Department of Water Resources (Water System) Series AS 5.00% 12/1/29-24§	15,000	18,241
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,740,000	1,912,834
(Unrefunded) Series A 5.25% 7/1/21-19§	1,000,000	1,099,330
Conroe, Texas Independent School District 5.00% 2/15/25-20 (PSF)§	795,000	883,817
Dauphin County, Pennsylvania General Authority (Pinnacle Health System Project) Series A 6.00% 6/1/29-19§	1,620,000	1,798,589
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24-19§	1,750,000	1,947,015
Series A 5.625% 12/1/29-19§	1,125,000	1,259,258
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2 6.75% 6/1/26-18 (AGC)§	2,000,000	2,148,400
Massachusetts Development Finance Agency Revenue (Harvard University) Series B-1 5.25% 10/15/29-20§	1,670,000	1,907,858
Metropolitan New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28-18§	2,135,000	2,339,789
Series C 6.50% 11/15/28-18§	180,000	197,266
Minneapolis, Minnesota Health Care System Revenue (Fairview Health Services) Series A 6.375% 11/15/23-18§	3,710,000	4,052,285
New Jersey Economic Development Authority Revenue (School Facilities Construction) Series AA 5.50% 12/15/29-19§	3,100,000	3,413,534

25

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.50% 12/1/21-18§	2,000,000	$2,162,240
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	625,000	692,338
San Francisco, California City & County Airports Commission Series D 5.00% 5/1/25-21§	570,000	656,195

		38,679,757

Special Tax Revenue Bonds – 12.64%
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	725,000	716,264
5.00% 5/1/34	880,000	860,200
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,637,204
Series A 5.25% 1/1/23	5,375,000	5,741,682
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue 5.00% 7/15/26	2,330,000	2,637,420
Harris County-Houston, Texas Sports Authority (Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,062,898
Kansas State Department of Transportation 5.00% 9/1/29	4,000,000	4,745,280
Louisiana State Highway Improvement Revenue Series A 5.00% 6/15/29	5,195,000	5,982,406
Massachusetts School Building Authority Series C 5.00% 8/15/29	1,630,000	1,910,979
New Jersey Economic Development Authority Revenue (School Facilities Construction) Series AA 5.50% 12/15/29	1,480,000	1,545,446
New York City, New York Transitional Finance Authority Future Tax Secured
5.00% 11/1/23	2,865,000	3,426,139
Subseries A-1 5.00% 11/1/20	2,860,000	3,244,699
Subseries C 5.00% 11/1/27	4,150,000	4,884,550
Subseries E-1 5.00% 2/1/26	4,020,000	4,641,050
New York State Local Government Assistance Corporation Subordinate Lien Series A 5.00% 4/1/20	3,360,000	3,754,498

26

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York State Urban Development (Personal Income Tax) Series A 5.00% 3/15/22	6,500,000	$7,579,065
Oregon State Lottery Series C 5.00% 4/1/24	3,550,000	4,267,100
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	996,730
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series B 5.375% 11/1/23	735,000	736,169
Virginia Commonwealth Transportation Board (Gans-Garvee) 5.00% 3/15/24	6,500,000	7,632,820
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Sales Tax - Vacation Village Project A) Series A 5.00% 9/1/27	1,695,000	1,681,338

		72,683,937

State General Obligation Bonds – 12.92%
California State
5.00% 2/1/20	4,250,000	4,720,347
5.00% 9/1/30	1,715,000	2,019,687
Series C 5.00% 9/1/30	5,985,000	7,003,647
(Various Purposes)
5.00% 9/1/32	4,100,000	4,781,338
5.25% 9/1/28	7,750,000	8,888,320
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,129,060
Georgia State Series A-1 5.00% 2/1/24	1,500,000	1,802,595
Maryland State Series 2-C 5.00% 8/1/22	3,000,000	3,537,240
Massachusetts Commonwealth Series A 5.00% 3/1/22	3,875,000	4,521,350
Minnesota State (Various Purpose) Series F 5.00% 10/1/22	8,000,000	9,431,600
New York State Series A 5.00% 2/15/28	5,000,000	5,679,300
Oregon State Series L 5.00% 5/1/26	6,000,000	6,819,840
Texas State (Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,035,730

27

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Washington State
Series R-2015E 5.00% 7/1/31	3,250,000	$3,742,733
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,595,000	4,197,881

		74,310,668

Transportation Revenue Bonds – 14.71%
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	2,000,000	2,193,840
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,115,110
Series B 5.00% 1/1/33	1,520,000	1,689,419
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,322,817
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,127,710
5.00% 7/1/26	3,000,000	3,383,130
Los Angeles, California Department of Airports Series A 4.00% 5/15/36 (AMT)	540,000	550,832
Maryland State Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	2,732,705
Memphis-Shelby County, Tennessee Airport Authority Revenue Series D 5.00% 7/1/24	4,110,000	4,593,870
Metropolitan New York Transportation Authority Revenue Series C 6.50% 11/15/28	545,000	596,241
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,206,385
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,191,740
New York State Thruway Authority Series J 5.00% 1/1/27	5,705,000	6,627,784
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/20	485,000	504,303
Pennsylvania State Turnpike Commission Revenue Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,037,458
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/26	7,500,000	8,367,975
Series A 5.00% 7/1/33	3,355,000	3,791,284
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,906,525
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,463,344

28

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Sacramento County, California Airport System Revenue (PFC/Grant) Series D 5.50% 7/1/28	2,020,000	$2,133,140
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	589,790
Series B 5.00% 7/1/32	600,000	704,244
Series B 5.00% 7/1/33	1,000,000	1,161,200
San Francisco, California City & County Airport Commission - San Francisco International Airport Series D 5.00% 5/1/25	1,430,000	1,641,626
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	4,166,921
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,201,194
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,271,362
7.50% 12/31/31	3,765,000	4,316,121

		84,588,070

Water & Sewer Revenue Bonds – 6.74%
Atlanta, Georgia Water & Wastewater Revenue Series B 5.50% 11/1/23 (AGM)	3,000,000	3,325,380
California State Department of Water Resources (Water System) Series AS 5.00% 12/1/29	2,680,000	3,190,326
Chicago, Illinois Waterworks Revenue (2nd Lien) 5.00% 11/1/27	2,100,000	2,362,332
Dominion, Colorado Water & Sanitation District 5.25% 12/1/27	1,390,000	1,383,106
Fairfax, Virginia Sewer Revenue Series A 4.00% 7/15/32	2,750,000	2,954,683
Great Lakes, Michigan Water Authority Water Supply System Revenue (Senior Lien Bond) Series C 5.00% 7/1/31	3,665,000	4,130,785
New York State Environmental Facilities Corporation Revenue (State Clean Water & Drinking Water Revolving Foundation) Series A 5.00% 6/15/22	1,405,000	1,483,553
Sacramento, California Water Revenue 5.00% 9/1/26	3,160,000	3,706,332
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,762,170
Series A 5.00% 5/15/33	2,250,000	2,628,157

29

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
San Antonio, Texas Water System Revenue
(Junior Lien)
Series A 5.00% 5/15/21	1,000,000	$1,146,600
Series A 5.00% 5/15/22	1,765,000	2,058,431
San Francisco, California City & County Public Utilities Commission Water Revenue Sub Series A 5.00% 11/1/27	7,430,000	8,611,816

		38,743,671

Total Municipal Bonds (cost $546,182,270)		569,492,005

Short-Term Investments – 0.24%

Variable Rate Demand Notes – 0.24%¤
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2
0.50% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	600,000	600,000
(Children’s Hospital Clinics) Series A-II
0.52% 8/15/37 (AGM) (SPA - U.S. Bank N.A.)	200,000	200,000
(Health Care Facilities - Children’s Health Care) Series B
0.52% 8/15/25 (AGM) (SPA - U.S. Bank N.A.)	600,000	600,000

Total Short-Term Investments (cost $1,400,000)		1,400,000

Total Value of Securities – 99.26% (cost $547,582,270)		$570,892,005

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $10,562,779, which represents 1.84% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

●	Variable rate security. Each rate shown is as of Feb. 28, 2017. Interest rates reset periodically.

30

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – National Association

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

31

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 96.34%

Corporate Revenue Bonds – 17.42%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project) 5.75% 8/1/42 (AMT)	2,000,000	$1,804,200
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	34,340,000	33,265,845
Series A-2 6.00% 6/1/42	3,100,000	2,998,785
Series A-2 6.50% 6/1/47	11,405,000	11,394,507
California Pollution Control Financing Authority Revenue (Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,193,000
California State Enterprise Development Authority Revenue (Sunpower Corp. - Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,096,400
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing (International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,106,240
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	5,000,000	4,999,700
Series A-1 5.75% 6/1/47	10,735,000	10,789,749
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	58,115,000	7,900,153
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,242,100
(Special Facilities Continental Airlines) Series A
6.625% 7/15/38 (AMT)	2,000,000	2,208,500
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,211,697
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,271,843
6.00% 6/1/28	1,455,000	1,655,339
6.25% 6/1/24	2,635,000	2,635,843
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,428,940
Louisiana Public Facilities Authority
(LA Pellets Inc. Project)
144A 7.75% 7/1/39 (AMT)#‡	4,000,000	1,592,200
Series A 8.375% 7/1/39 (AMT)‡	3,500,000	1,392,860
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	520,335

32

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Mission, Texas Economic Development Corporation Revenue (Senior Lien - Natgasoline Project) Series B 144A 5.75% 10/1/31 (AMT)#	4,500,000	$4,720,590
M-S-R Energy Authority, California Gas Revenue Series A 6.50% 11/1/39	2,500,000	3,398,325
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,224,360
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,384,059
New York Liberty Development Corporation Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	7,000,000	8,385,860
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,179,940
Pennsylvania Economic Development Financing Authority (National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,769,550
Pima County, Arizona Industrial Development Authority Pollution Control Revenue (Tucson Electric Power) Series A 5.25% 10/1/40	500,000	546,400
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,077,520
Public Authority for Colorado Energy Natural Gas Revenue Series 28 6.50% 11/15/38	2,000,000	2,682,100
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	11,765,000	13,430,924
5.25% 12/1/27	2,235,000	2,607,016
5.25% 12/1/28	1,050,000	1,230,243
5.50% 12/1/29	765,000	917,816
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,855,409
Texas Municipal Gas Acquisition & Supply Corp I (Senior Lien) Series D 6.25% 12/15/26	6,000,000	7,117,080
Tobacco Settlement Financing Authority Revenue, New York (Revenue Asset Backed) Series B 5.00% 6/1/21	195,000	195,731
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,767,228
Tobacco Settlement Financing, New Jersey Series 1A 5.00% 6/1/41	21,930,000	21,242,495
TSASC, New York Series A 5.00% 6/1/41	705,000	766,835

33

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	$2,101,320
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,154,080
Valparaiso, Indiana (Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,423,073
Wisconsin Public Finance Authority (National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	1,882,540

		199,768,730

Education Revenue Bonds – 15.09%
Arizona Industrial Development Authority Revenue
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	760,905
Series A 144A 5.375% 7/1/50 #	1,000,000	1,015,110
(Kaizen Education Foundation Project) 144A
5.80% 7/1/52 #	4,000,000	3,977,000
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,092,700
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	690,572
Series A 5.00% 6/15/46	1,325,000	1,270,331
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	1,215,000	1,288,155
Buffalo & Erie County, New York Industrial Land Development Corporation Revenue (Medaille College Project) 5.25% 4/1/35	910,000	891,227
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	938,040
5.50% 11/1/44	2,500,000	2,492,725
Burbank, Illinois (Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,068,520
California Educational Facilities Authority Revenue (Loma Linda University) Series A 5.00% 4/1/47	1,500,000	1,654,575
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,105,080
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,442,475
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,734,765
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,327,100
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,763,460

34

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue (The Creative Center of Los Altos Project) Series B 144A 4.50% 11/1/46 #	1,000,000	$915,820
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	614,712
Series A 144A 5.00% 8/1/40 #	605,000	630,942
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/52 #	1,000,000	908,060
(New Designs Charter School) Series A 5.50% 6/1/42	2,650,000	2,723,935
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,057,570
6.00% 10/1/49	720,000	764,719
California State University
(Systemwide)
Series A 5.00% 11/1/26	3,250,000	3,999,223
Series A 5.00% 11/1/27	2,300,000	2,830,840
California Statewide Communities Development Authority Charter School Revenue (Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,178,676
California Statewide Communities Development Authority Revenue
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,151,240
Series A 5.50% 11/1/38	2,000,000	2,032,100
(Lancer Educational Student Housing Project) Series A
144A 5.00% 6/1/46 #	1,500,000	1,468,740
Capital Trust Agency, Florida
(River City Education Services Inc. Project)
5.375% 2/1/35	870,000	865,015
5.625% 2/1/45	1,500,000	1,488,435
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,076,130
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,104,260
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,305,560
(Charter School - Loveland Classical School) 144A
5.00% 7/1/46 #	1,500,000	1,444,620
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	513,995

35

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue (Windsor Charter Academy Project) Series 2016 144A 5.00% 9/1/36 #	1,000,000	$973,270
Delaware State Economic Development Authority Revenue
(Charter School - Aspira Charter)
5.00% 6/1/36	700,000	704,704
5.00% 6/1/46	820,000	812,841
5.00% 6/1/51	1,035,000	1,020,386
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,664,339
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,295,475
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,058,980
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,799,860
5.125% 3/1/37	2,000,000	1,907,340
Hawaii State Department of Budget & Finance
Series A 144A 5.00% 1/1/45 #	1,500,000	1,436,880
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,165,080
Henderson, Nevada Public Improvement Trust (Touro College & University System) 5.50% 1/1/44	2,000,000	2,133,780
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,000,000	1,030,620
(Idaho Arts Charter School Incorporate) 144A
5.00% 12/1/36 #	615,000	641,992
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	522,297
Series B 144A 4.87% 7/1/49 #^	2,888,155	271,169
Illinois Finance Authority Charter School Revenue (Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,096,640
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,062,380
(Rogers Park Montessori)
6.00% 2/1/34	675,000	702,452
6.125% 2/1/45	1,800,000	1,865,016
Illinois Finance Authority Student Housing Revenue (Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,113,890

36

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Indiana State Finance Authority Revenue Educational Facilities (Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	$916,530
Kanawha, West Virginia (West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,774,425
Louisiana Public Facilities Authority Revenue (Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,662,705
Maricopa County, Arizona Industrial Development Authority (Paradise Schools Projects) Series 2016 144A 5.00% 7/1/47 #	1,500,000	1,487,745
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	3,845,000	3,947,815
Maryland State Health & Higher Educational Facilities Authority Revenue (Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,028,720
Massachusetts State Development Finance Agency Revenue (UMass Boston Student Housing Project) Series 2016 5.00% 10/1/48	3,605,000	3,819,317
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,015,470
Series A 144A 6.00% 9/15/45 #	1,000,000	1,022,070
Michigan Finance Authority Limited Obligation Revenue
(Higher Education Thomas M Cooley) 144A 6.75% 7/1/44 #	3,500,000	3,553,690
(Public School Academy) (Old Redford) Series A 6.50% 12/1/40	900,000	913,626
(Public School Academy) (University Learning) 7.50% 11/1/40	1,000,000	1,055,680
Michigan Public Educational Facilities Authority Revenue (Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	955,111
Minnesota Higher Education Facilities Authority Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,000,640
Nevada State Department of Business & Industry (Somerset Academy) Series A 144A 5.00% 12/15/35 #	1,595,000	1,577,646

37

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Nevada State Department of Business & Industry (Somerset Academy) Series A 144A 5.125% 12/15/45 #	2,515,000	$2,451,974
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,621,440
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,339,850
New York State Dormitory Authority (Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,093,443
North Texas Education Finance Revenue (Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,182,257
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30 #	875,000	916,116
Series A 144A 6.375% 9/1/40 #	500,000	525,190
Pennsylvania State Higher Educational Facilities Authority Revenue (Foundation Indiana University) Series A 1.319% 7/1/39 (SGI)●	2,400,000	1,861,968
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,409,482
(Discovery Charter School Project)
5.875% 4/1/32	450,000	452,124
6.25% 4/1/37	200,000	202,368
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,052,730
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,633,472
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,090,920
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,720,334
Phoenix, Arizona Industrial Development Authority Revenue
(Basic Schools Projects) Series A 144A 5.00% 7/1/46 #	4,000,000	3,975,360
(Basis School) 144A 5.00% 7/1/45 #	2,000,000	1,990,860
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,048,980
5.625% 9/1/42	600,000	628,434
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	448,663
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,151,800

38

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Revenue (Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	$2,000,920
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	655,000	642,208
Series A 5.00% 8/15/46	1,000,000	951,650
Private Colleges & Universities Authority, Georgia Revenue (Mercer University) Series A 5.00% 10/1/32	1,005,000	1,073,682
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	700,000	700,609
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,551,808
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,008,100
Series A 6.00% 9/1/51	3,000,000	3,048,480
Utah State Charter School Finance Authority Revenue (North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,376,327
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,534,078
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,028,440
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,095,080
Yonkers, New York Economic Development Corporation Education Revenue (Charter School Educational Excellence) 6.25% 10/15/40	595,000	622,180

		173,029,240

Electric Revenue Bonds – 0.57%
Long Island, New York Power Authority Series A 5.00% 9/1/44	1,960,000	2,170,367
South Carolina State Public Service Authority Series E 5.25% 12/1/55	4,000,000	4,372,320

		6,542,687

Healthcare Revenue Bonds – 27.46%
Abag, California Finance Authority for Nonprofit Corporations (Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,809,720

39

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	$1,186,870
Series A 8.00% 10/1/46	1,500,000	1,777,845
Allen County, Indiana Economic Development Revenue (Storypoint Fort Wayne Project) Series A-1 144A 6.875% 1/15/52 #	1,650,000	1,684,683
Antelope Valley, California Healthcare District Series A 5.00% 3/1/41	1,000,000	953,640
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,523,375
Series D 7.25% 1/1/52	7,290,000	7,202,299
Bexar County, Texas Health Facilities Development (Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30	155,000	168,908
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,951,399
5.75% 6/1/35	1,500,000	1,547,640
5.75% 6/1/45	2,500,000	2,553,725
6.00% 6/1/50	2,650,000	2,731,302
Board of Managers Joint Guadalupe County-City of Seguin, Texas Hospital 5.00% 12/1/45	1,100,000	1,123,551
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health) Series A 4.00% 10/1/47	2,010,000	2,002,905
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,086,780
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	537,650
California Statewide Communities Development Authority Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	552,755
(Loma Linda University Medical Center) 5.50% 12/1/54	13,000,000	13,877,500
Series A 5.25% 12/1/29	3,000,000	3,247,830
Series A 144A 5.25% 12/1/56 #	3,000,000	3,163,980
Camden County, New Jersey Improvement Authority Revenue (Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,774,825

40

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida (Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	5,000,000	$5,059,450
Centre County, Pennsylvania Hospital Authority (Mount Nittany Medical Center) Series A 5.00% 11/15/46	1,250,000	1,364,187
Chesterfield County, Virginia Economic Development Authority Revenue (1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,039,589
Chesterton, Indiana (StoryPoint Chesterton Project) Series A 144A 6.375% 1/15/51 #	1,000,000	992,080
Cobb County, Georgia Development Authority (Provident Village at Creekside Project) Series A 144A 6.00% 7/1/51 #	4,000,000	3,529,080
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,837,450
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	549,285
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,096,250
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	753,810
Series A 144A 5.75% 12/1/35 #	1,150,000	1,163,685
Series A 144A 6.125% 12/1/45 #	1,200,000	1,239,084
Series A 144A 6.25% 12/1/50 #	560,000	585,301
Connecticut State Health & Educational Facility Authority
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	952,330
Series A 144A 5.00% 9/1/53 #	1,500,000	1,404,765
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,618,608
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	108,705
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,029,370
Series A 5.25% 9/1/29	500,000	525,195
Series A 5.25% 9/1/44	2,000,000	2,088,840
Duluth, Minnesota Economic Development Authority Revenue (St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	4,041,675

41

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
East Rochester, New York Housing Authority Revenue (Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	$1,200,756
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A 6.375% 6/1/46 #	5,500,000	5,406,280
(Tuscan Isle Obligated Group) Series A 144A 7.00% 6/1/45 #	2,000,000	2,032,240
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,627,534
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	771,402
5.25% 11/15/51	1,350,000	1,237,383
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	1,250,000	1,343,250
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A 5.50% 7/1/43	2,990,000	3,361,657
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,061,130
Hospital Facilities Authority of Multnomah County, Oregon (Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,531,784
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25	1,750,000	1,950,183
Series A 7.75% 5/15/30	500,000	557,465
Series A 8.00% 5/15/40	2,205,000	2,460,780
Series A 8.00% 5/15/46	1,500,000	1,669,740
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,750,058
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,258,600
Series A 144A 5.60% 1/1/56 #	2,700,000	2,419,578
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,071,100
5.50% 8/15/45	1,000,000	1,068,400
(Marquette Project) 5.00% 3/1/39	1,250,000	1,267,113
Iowa Finance Authority (Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,519,900

42

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	$1,306,843
5.75% 11/15/45	2,500,000	2,516,775
5.75% 11/15/50	1,600,000	1,592,752
Kentucky Economic Development Finance Authority Hospital Revenue (Owensboro Medical Health System) Series A 6.50% 3/1/45	4,965,000	5,417,957
Kentwood, Michigan Economic Development Corporation Revenue (Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,315,800
Kirkwood, Missouri Industrial Development Authority (Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,172,920
Lakeland, Florida (Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,390,700
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series A 6.375% 7/1/30	725,000	729,865
Lucas County, Ohio Health Care Facilities Revenue (Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,099,220
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,845,435
Maricopa County, Arizona Industrial Development Authority (Christian Care Surprise, Inc. Project) Series 2016 144A 6.00% 1/1/48 #	5,400,000	5,006,124
Martin County, Florida Health Facilities Authority Revenue (Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,074,460
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	5,515,050
(Doctors Community Hospital) 5.75% 7/1/38	1,730,000	1,985,209
Michigan State Strategic Fund Limited Revenue (Evangelical Homes) 5.50% 6/1/47	2,750,000	2,788,417
Missouri State Health & Educational Facilities Authority Revenue (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,098,220
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 5.25% 1/1/40	1,550,000	1,465,184

43

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 5.375% 1/1/50	6,250,000	$5,909,625
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	8,727,885
New Hampshire Health & Education Facilities Authority (Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,552,859
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	636,448
Series A1 5.00% 7/1/46	1,395,000	1,517,523
Series A1 5.00% 7/1/51	1,595,000	1,712,759
Series B 4.00% 7/1/31	635,000	635,959
Series B 4.25% 7/1/36	955,000	943,779
Series B 4.75% 7/1/51	1,915,000	1,949,432
Series B 5.00% 7/1/46	1,595,000	1,663,840
Series C 5.00% 7/1/31	250,000	252,400
Series C 5.25% 7/1/36	350,000	357,490
Series C 5.50% 7/1/46	1,250,000	1,290,450
Series C 5.75% 7/1/51	1,000,000	1,049,260
Series D 6.00% 7/1/26	150,000	144,683
Series D 7.00% 7/1/51	1,350,000	1,291,086
New Jersey Economic Development Authority (Lions Gate Project) 5.25% 1/1/44	2,000,000	2,053,000
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,032,969
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,717,525
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,885,382
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,362,400
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,171,874
144A 5.00% 12/1/45 #	800,000	849,960
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,585,026
Northampton County, Pennsylvania Industrial Development Authority Revenue (Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,028,880

44

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	3,900,000	$3,778,788
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	335,072
Series A 7.50% 6/1/49	2,920,000	3,462,828
Palomar, California Health Series 2016 5.00% 11/1/39	1,670,000	1,752,181
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch)
Series A 6.875% 11/1/46	1,750,000	1,737,943
Series A 7.00% 11/1/51	3,750,000	3,736,387
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 4.625% 6/1/36 #	235,000	206,866
Series A 144A 5.00% 6/1/36 #	960,000	890,429
Series A 144A 5.125% 6/1/48 #	1,375,000	1,262,140
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,720,643
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,761,000
Salem, Oregon Hospital Facility Authority Revenue (Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,616,115
San Buenaventura, California Revenue 7.50% 12/1/41	4,475,000	5,220,983
South Carolina Jobs - Economic Development Authority Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	964,620
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	812,672
5.50% 12/1/43	1,250,000	1,333,537
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30	1,420,000	1,843,018
7.125% 11/1/43	2,500,000	3,194,275
St. Louis County, Missouri Industrial Development Authority (Nazareth Living Center Project) Series A 5.00% 8/15/35	600,000	593,574

45

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Louis County, Missouri Industrial Development Authority (Nazareth Living Center Project) Series A 5.125% 8/15/45	1,800,000	$1,734,732
Suffolk County, New York Economic Development Corporation Revenue (Peconic Landing Southland) 6.00% 12/1/40	575,000	623,070
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 5.00% 11/15/45	3,790,000	4,183,971
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,102,510
(Buckner Retirement Services)
Series B 5.00% 11/15/40	2,080,000	2,161,182
Series B 5.00% 11/15/46	3,000,000	3,104,850
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	500,000	528,730
University of Colorado Hospital Authority Revenue (UCHA Obligation Group) 5.00% 11/15/38 ●	3,000,000	3,399,840
Vermont Economic Development Authority Revenue (Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,150,908
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/36 #	700,000	707,245
Series A 144A 5.00% 7/1/46 #	1,450,000	1,424,059
Series A 144A 5.00% 7/1/51 #	2,000,000	1,947,060
(Heron’s Key)
Series A 144A 6.75% 7/1/35 #	820,000	821,451
Series A 144A 7.00% 7/1/45 #	1,750,000	1,754,585
Series A 144A 7.00% 7/1/50 #	2,000,000	1,997,680
(Wesley Homes at Lea Hill Project)
Series 2016 144A 5.00% 7/1/46 #	1,000,000	950,530
Series 2016 144A 5.00% 7/1/51 #	2,000,000	1,879,920
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	284,747
Series A 5.75% 11/1/39	600,000	630,960
Series A 6.00% 5/1/47	920,000	971,216
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41 ‡	7,800,000	7,212,660
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	855,688
Series A 5.00% 7/1/24	1,700,000	1,756,848

46

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Westminster, Maryland
(Lutheran Village Millers Grant)
Series A 6.125% 7/1/39	750,000	$804,353
Series A 6.25% 7/1/44	2,500,000	2,686,675
Wichita, Kansas
(Kansas Masonic Home)
Series II-A 5.00% 12/1/31	500,000	499,185
Series II-A 5.25% 12/1/36	500,000	501,285
Series II-A 5.375% 12/1/46	1,200,000	1,201,884
Wisconsin Public Finance Authority (Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,102,700

		314,851,274

Housing Revenue Bonds – 0.78%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	1,320,132
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,644,090
Senior Series A 6.40% 8/15/45	1,750,000	1,905,977
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	818,423
Series A 5.25% 5/15/49	3,000,000	3,263,820

		8,952,442

Lease Revenue Bonds – 5.15%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,224,384
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	536,380
Series A 144A 6.875% 1/1/42 #	1,500,000	1,614,150
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,935,317
Capital Trust Agency, Florida Revenue (Air Cargo - Aero Miami) Series A 5.35% 7/1/29	850,000	897,167
District of Columbia Revenue (Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,437,334
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	944,780
5.375% 2/1/41	4,000,000	3,828,680

47

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
MTA Hudson Rail Yards Trust Obligations, New York (The Metropolitan Transportation Authority) Series A 5.00% 11/15/56	4,000,000	$4,313,840
New Jersey Economic Development Authority Special Facility Revenue Series WW 5.25% 6/15/30	5,000,000	5,225,550
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A 5.00% 11/15/44 #	5,000,000	5,241,800
(Class 2-3 World Trade Center Project) 144A 5.375% 11/15/40 #	2,410,000	2,624,418
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	9,600,000	11,355,168
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,743,517
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,074,600
Virginia Public Building Authority Series B 5.00% 8/1/20	6,970,000	7,856,863
Wise County, Texas (Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,154,250

		59,008,198

Local General Obligation Bonds – 3.68%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,252,709
Series 2005D 5.50% 1/1/40	3,000,000	2,949,960
Series 2007E 5.50% 1/1/42	2,150,000	2,112,676
Series 2007F 5.50% 1/1/42	1,250,000	1,228,300
Series A 5.25% 1/1/29	4,415,000	4,419,680
Series A 5.50% 1/1/33	2,000,000	1,993,560
Series A 6.00% 1/1/38	6,285,000	6,487,063
Series C 5.00% 1/1/26	2,105,000	2,100,390
Hennepin County, Minnesota Series B 5.00% 12/1/17	5,700,000	5,886,960
New York City, New York Series E 5.00% 8/1/20	3,615,000	4,065,031
Raleigh, North Carolina Series A 5.00% 9/1/22	5,000,000	5,905,400
Ramsey County, Minnesota Capital Improvement Plan Series A 5.00% 2/1/20	2,530,000	2,809,995

		42,211,724

48

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds – 6.79%
Bexar County, Texas Health Facilities Development (Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30-20§	845,000	$972,798
Brevard County, Florida Health Facilities Authority Revenue (Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	3,932,040
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	5,500,000	6,295,025
6.50% 7/15/30-20§	1,175,000	1,353,153
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	900,000	1,021,626
California Municipal Finance Authority Revenue (Azusa Pacific University Project) Series B 7.75% 4/1/31-21§	1,000,000	1,218,790
California Statewide Communities Development Authority Revenue
(Aspire Public Schools) 6.00% 7/1/40-19§	995,000	1,084,779
(Inland Regional Center Project) 5.375% 12/1/37-17§	6,220,000	6,439,752
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,216,346
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,200,230
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	900,000	988,038
Guam Government Obligation Revenue (Section 30) Series A 5.625% 12/1/29-19§	310,000	346,995
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue (15 Craigside Project) Series A 9.00% 11/15/44-19§	1,000,000	1,208,160
Illinois Finance Authority Revenue
(Provena Health) Series A 7.75% 8/15/34-19§	1,000,000	1,160,968
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	4,078,047
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	1,750,000	2,039,887
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39-19§	285,000	324,888
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	2,059,998
Lucas County, Ohio Improvement (Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,651,916

49

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Maryland State Economic Development Corporation Student Housing Revenue (University of Maryland College Park Projects) 5.75% 6/1/33-18§	1,130,000	$1,198,546
Massachusetts State Health & Educational Facilities Authority Revenue (Springfield College) 5.625% 10/15/40-19§	1,000,000	1,116,430
New Jersey Health Care Facilities Financing Authority Revenue
(St. Joseph’s Healthcare System) 6.625% 7/1/38-18§	860,000	925,317
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,254,334
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,000,000	1,142,660
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.25% 12/1/37-18§	5,000,000	5,460,750
North Texas Tollway Authority Revenue (Toll 2nd Tier) Series F 5.75% 1/1/38-18§	7,000,000	7,292,390
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,151,230
5.00% 7/1/17	1,945,000	1,974,292
5.125% 7/1/31-19§	1,000,000	1,093,760
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	980,000	1,085,585
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,492,517
(Edinboro University) 6.00% 7/1/42-18§	1,000,000	1,068,270
Sacramento County, California Airport System Revenue (PFC/Grant) Series C 6.00% 7/1/41-18§	1,000,000	1,069,380
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,367,040
St. Johns County, Florida Industrial Development Authority Revenue (Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,152,270

50

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Travis County, Texas Health Facilities Development Corporation Revenue (Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	$1,203,400
University of Arizona Medical Center Hospital Revenue 6.00% 7/1/39-21§	1,500,000	1,788,930
Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series B 6.00% 8/15/39-19 (AGC)§	1,250,000	1,396,625

		77,827,162

Resource Recovery Revenue Bonds – 0.59%
Essex County, New Jersey Improvement Authority 144A 5.25% 7/1/45 (AMT)#	2,500,000	2,488,850
Mission, Texas Economic Development Corporation Revenue (Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,016,320
Orange County, Florida Industrial Development Authority (Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,239,810

		6,744,980

Special Tax Revenue Bonds – 5.99%
Anne Arundel County, Maryland Special Obligation Revenue (National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,783,943
Babcock Ranch, Florida Community Independent Special District
5.00% 11/1/31	615,000	616,845
5.25% 11/1/46	500,000	496,615
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	1,001,840
Celebration Pointe, Florida Community Development District 5.125% 5/1/45	2,000,000	1,948,940
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,018,650
144A 5.40% 3/1/45 #	2,000,000	2,054,120
Dutchess County, New York Local Development Corporation Revenue (Anderson Center Services Inc. Project) 6.00% 10/1/30	1,800,000	1,843,722
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36 ‡	1,000,000	249,880

51

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Fountain Urban Renewal Authority, Colorado (Improvement - South Academy Highland) Series A 5.50% 11/1/44	5,000,000	$5,161,750
Glen Cove, New York Local Economic Assistance (Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,870,400
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,582,829
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,209,829
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39	215,000	239,065
Midtown Miami, Florida Community Development District (Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,269,197
Mobile, Alabama Improvement District
(Mcgowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,016,250
Series A 5.50% 8/1/35	1,300,000	1,311,596
Mosaic District, Virginia Community Development Authority Revenue Series A 6.875% 3/1/36	1,500,000	1,656,105
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,149,328
5.90% 3/1/30	2,000,000	2,099,660
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	2,000,000	2,004,700
Series AA 5.25% 6/15/41	1,000,000	1,017,410
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,003,470
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,112,230
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Future Tax Secured - Subordinated Fiscal) Series A-1 5.00% 11/1/19	1,525,000	1,682,441
Norco, California Redevelopment Agency Tax Allocation (Area #1 Project) 6.00% 3/1/36	1,000,000	1,124,450
Northampton County, Pennsylvania Industrial Development Authority (Route 33 Project) 7.00% 7/1/32	2,770,000	3,182,730
Public Finance Authority Revenue, Wisconsin (Goodwill Industries of Southern Nevada Project) Series A 5.50% 12/1/35	2,500,000	2,396,775

52

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Public Finance Authority Revenue, Wisconsin (Goodwill Industries of Southern Nevada Project) Series A 5.75% 12/1/45	2,500,000	$2,386,325
Regional Transportation, Colorado District Revenue (Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,106,580
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,196,076
Southglenn, Colorado Metropolitan District
Series 2016 5.00% 12/1/30	1,535,000	1,592,501
Series 2016 5.00% 12/1/36	810,000	819,113
Series 2016 5.00% 12/1/46	2,100,000	2,102,520
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24	1,000,000	1,000,470
Series A 5.50% 11/1/27	500,000	500,180
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,000,000	964,000
Series A 144A 5.25% 9/1/45 #	3,000,000	2,874,360
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement (Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,229,616
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	5,000,000	4,869,350

		68,745,861

State General Obligation Bonds – 1.21%
California State (Bid Group C) Series B 5.00% 8/1/27	5,000,000	5,996,900
Hawaii State Series EH 5.00% 8/1/20	5,000,000	5,634,400
New York State Series A 5.25% 2/15/24	2,000,000	2,305,100

		13,936,400

Transportation Revenue Bonds – 8.17%
Chicago, Illinois O’Hare International Airport Revenue Series B 5.00% 1/1/33	4,135,000	4,595,887

53

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Delaware Transportation Authority 5.00% 6/1/55	4,105,000	$4,469,360
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,714,250
Series A 6.00% 1/15/49	7,690,000	8,809,126
Hawaii Airports System Revenue Series A 5.00% 7/1/45 (AMT)	3,490,000	3,766,094
Houston, Texas Airport System Revenue Subordinate Lien Series A 5.00% 7/1/25 (AMT)	1,000,000	1,093,610
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,288,240
Series A 6.00% 7/1/53	1,290,000	1,443,084
Long Beach, California Marina Revenue 5.00% 5/15/40	1,000,000	1,076,620
Los Angeles, California Department of Airports Series D 5.00% 5/15/41 (AMT)	5,000,000	5,565,100
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,505,504
Metropolitan New York Transportation Authority (Green Bonds) Series A1 5.25% 11/15/56	5,000,000	5,666,400
Metropolitan Washington Airports Authority Series A 5.00% 10/1/34 (AMT)	3,850,000	4,340,375
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	3,265,000	3,533,220
(Junior Lien) Series A 5.25% 1/1/56	4,000,000	4,521,320
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,217,668
Riverside County, California Transportation Senior Lien Series A 5.75% 6/1/48	1,000,000	1,121,110
San Francisco, California City & County Airports Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,007,456
(San Francisco International) Series B 5.00% 5/1/46 (AMT)	5,000,000	5,526,150
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,212,712
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (Blueridge Transportation) 5.00% 12/31/45 (AMT)	1,270,000	1,343,634

54

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/50 (AMT)	1,910,000	$2,009,492
5.00% 12/31/55 (AMT)	1,840,000	1,932,810
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	8,002,960
7.50% 6/30/33	500,000	579,475
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,196,103
6.875% 12/31/39	4,055,000	4,588,273
7.00% 12/31/38 (AMT)	1,335,000	1,520,605

		93,646,638

Water & Sewer Revenue Bonds – 3.44%
Charlotte County, Florida Industrial Development Authority (Town & Country Utilities Project) 144A 5.50% 10/1/36 (AMT)#	500,000	470,020
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	205,695
5.00% 11/1/27	150,000	168,738
5.00% 11/1/28	30,000	33,257
5.00% 11/1/29	1,470,000	1,618,073
5.00% 11/1/30	1,000,000	1,095,910
Dominion, Colorado Water & Sanitation District Revenue 6.00% 12/1/46	4,000,000	4,005,040
Jefferson County, Alabama Sewer Revenue
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,834,925
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,346,745
Series D 7.00% 10/1/51	5,000,000	6,050,650
New York City Water & Sewer System (Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,567,533

		39,396,586

Total Municipal Bonds (cost $1,061,063,373)		1,104,661,922

55

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 3.67%

Variable Rate Demand Notes – 3.67%¤
California Infrastructure & Economic Development Bank Revenue (Los Angeles County Museum of Natural History Foundation) Series A 0.36% 9/1/37 (LOC - Wells Fargo Bank N.A.)	1,500,000	$1,500,000
California Municipal Finance Authority (Chevron USA Recovery Zone) Series A 0.46% 11/1/35	3,700,000	3,700,000
Colorado Educational & Cultural Facilities Authority (National Jewish Federation) Series D-3 0.50% 12/1/37 (LOC - JPMorgan Chase Bank N. A.)	1,960,000	1,960,000
Minneapolis St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1 0.56% 11/15/35 (LOC - JPMorgan Chase Bank NA)	5,100,000	5,100,000
(Allina Health System) Series B-2 0.50% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	3,600,000	3,600,000
(Children’s Hospital and Clinics of Minnesota) 0.52% 8/15/37 (AGM) (SPA - U.S. Bank N.A.)	800,000	800,000
(Children’s Hospital Clinics) Series A-II 0.52% 8/15/37 (AGM) (SPA - U.S. Bank N.A.)	3,400,000	3,400,000
(Health Care Facilities - Children’s Health Care) Series B 0.52% 8/15/25 (AGM) (SPA - U.S. Bank N.A.)	2,450,000	2,450,000
Mississippi Business Finance Commission
(Chevron USA Inc. Project) Series A 0.53% 12/1/30	800,000	800,000
(Chevron USA Inc. Project) Series D 0.53% 11/1/35	1,000,000	1,000,000
(Chevron USA Inc. Project) Series G 0.53% 11/1/35	2,300,000	2,300,000
Montgomery County, Pennsylvania Industrial Development Authority (ACTS Retirement Life Community) 0.70% 11/15/29 (AGC) (SPA - TD Bank N.A.)	3,200,000	3,200,000
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue (Children’s Hospital) Series B 0.50% 7/1/41 (SPA - Wells Fargo Bank N.A.)	700,000	700,000
Phoenix, Arizona Industrial Development Authority (Mayo Clinic) Series B 0.51% 11/15/52 (SPA - TD Bank N.A)	200,000	200,000
Virginia College Building Authority (21st Century College) Series C 0.52% 2/1/26 (SPA - Wells Fargo Bank N.A.)	11,400,000	11,400,000

Total Short-Term Investments (cost $42,110,000)		42,110,000

Total Value of Securities – 100.01% (cost $1,103,173,373)		$1,146,771,922

56

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $157,177,165, which represents 13.71% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

●	Variable rate security. Each rate shown is as of Feb. 28, 2017. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

MTA – Metropolitan Transportation Authority

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

TD – Toronto Dominion

See accompanying notes, which are an integral part of the financial statements.

57

Statements of assets and liabilities

February 28, 2017 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$498,835,008	$569,492,005	$1,104,661,922
Short-term investments, at value[2]	200,000	1,400,000	42,110,000
Interest receivable	5,994,285	6,895,864	14,488,353
Receivable for securities sold	3,611,365	10,321	—
Receivable for fund shares sold	158,971	933,229	3,490,744

Total assets	508,799,629	578,731,419	1,164,751,019

Liabilities:
Cash overdraft	15,816	18,026	284,981
Payable for fund shares redeemed	2,558,466	464,326	1,509,855
Payable for securities purchased	1,900,703	2,374,480	14,572,864
Income distribution payable	316,866	243,972	782,113
Investment management fees payable to affiliates	156,635	169,870	358,496
Other accrued expenses	149,566	224,605	457,082
Distribution fees payable to affiliates	103,555	53,365	114,188
Audit and tax fees payable	21,792	21,792	21,792
Dividend disbursing and transfer agent fees and expense payable to affiliates	7,710	8,757	17,197
Trustees’ fees and expenses payable	4,165	4,743	9,087
Accounting and administration expenses payable to affiliates	1,795	2,039	4,004
Legal fees payable to affiliates	1,159	1,309	2,526
Reports and statements to shareholders expenses payable to affiliates	124	142	299

Total liabilities	5,238,352	3,587,426	18,134,484

Total Net Assets	$503,561,277	$575,143,993	$1,146,616,535

Net Assets Consist of:
Paid-in capital	$473,724,296	$555,596,495	$1,122,862,109
Undistributed net investment income	92,004	39,528	113,404
Accumulated net realized loss on investments	(3,795,755)	(3,801,765)	(19,957,527)
Net unrealized appreciation of investments	33,540,732	23,309,735	43,598,549

Total Net Assets	$503,561,277	$575,143,993	$1,146,616,535

58

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$426,179,869	$163,996,209	$185,214,526
Shares of beneficial interest outstanding, unlimited authorization, no par	37,010,939	13,866,261	17,195,767
Net asset value per share	$11.51	$11.83	$10.77
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.05	$12.16	$11.28

Class C:
Net assets	$29,290,773	$44,974,944	$100,535,845
Shares of beneficial interest outstanding, unlimited authorization, no par	2,543,249	3,804,723	9,296,157
Net asset value per share	$11.52	$11.82	$10.81

Institutional Class:
Net assets	$48,090,635	$366,172,840	$860,866,164
Shares of beneficial interest outstanding, unlimited authorization, no par	4,145,369	30,664,223	79,192,249
Net asset value per share	$11.60	$11.94	$10.87

[1]Investments, at cost	$465,294,276	$546,182,270	$1,061,063,373
[2]Short-term investments, at cost	200,000	1,400,000	42,110,000

See accompanying notes, which are an integral part of the financial statements.

59

Statements of operations

Six months ended February 28, 2017 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$11,612,023	$11,699,991	$ 27,691,167

Expenses:
Management fees	1,440,850	1,607,504	2,990,769
Distribution expenses – Class A	555,486	216,082	277,179
Distribution expenses – Class C	150,774	231,527	523,200
Dividend disbursing and transfer agent fees and expenses	210,577	347,446	583,267
Accounting and administration expenses	82,241	101,635	181,732
Registration fees	32,954	35,945	60,336
Legal fees	22,695	29,425	57,176
Reports and statements to shareholders expenses	22,171	37,608	48,511
Audit and tax fees	21,792	21,792	21,792
Trustees’ fees and expenses	13,959	17,091	30,736
Custodian fees	11,176	14,357	25,586
Other	18,323	23,012	39,395

	2,582,998	2,683,424	4,839,679
Less expenses waived	(400,093)	(278,871)	(542,852)
Less waived distribution expenses – Class A	—	(86,433)	—
Less expense paid indirectly	(193)	(104)	(191)

Total operating expenses	2,182,712	2,318,016	4,296,636

Net Investment Income	9,429,311	9,381,975	23,394,531

Net Realized and Unrealized Loss:
Net realized loss on investments	(2,832,466)	(2,541,349)	(4,439,286)
Net change in unrealized appreciation (depreciation) of investments	(24,372,213)	(29,874,162)	(69,053,227)

Net Realized and Unrealized Loss	(27,204,679)	(32,415,511)	(73,492,513)

Net Decrease in Net Assets Resulting from Operations	$(17,775,368)	$(23,033,536)	$(50,097,982)

See accompanying notes, which are an integral part of the financial statements.

60

This page intentionally left blank.

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,429,311	$19,802,855
Net realized gain (loss)	(2,832,466)	7,412,248
Net change in unrealized appreciation (depreciation)	(24,372,213)	11,011,063

Net increase (decrease) in net assets resulting from operations	(17,775,368)	38,226,166

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,122,915)	(17,504,374)
Class C	(427,549)	(858,163)
Institutional Class	(853,739)	(1,431,583)

Net realized gain:
Class A	(4,669,336)	—
Class C	(314,280)	—
Institutional Class	(455,369)	—

	(14,843,188)	(19,794,120)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,796,937	18,556,280
Class C	2,856,816	4,181,538
Institutional Class	15,995,173	20,247,575

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	11,248,688	15,102,308
Class C	644,292	721,186
Institutional Class	1,029,150	1,086,711

	47,571,056	59,895,598

62

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(66,208,809)	$(60,655,312)
Class C	(3,900,772)	(5,219,246)
Institutional Class	(11,930,221)	(10,182,828)

	(82,039,802)	(76,057,386)

Decrease in net assets derived from capital share transactions	(34,468,746)	(16,161,788)

Net Increase (Decrease) in Net Assets	(67,087,302)	2,270,258

Net Assets:
Beginning of period	570,648,579	568,378,321

End of period	$503,561,277	$570,648,579

Undistributed net investment income	$92,004	$66,896

See accompanying notes, which are an integral part of the financial statements.

63

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,381,975	$20,652,060
Net realized gain (loss)	(2,541,349)	6,205,347
Net change in unrealized appreciation (depreciation)	(29,874,162)	13,384,099

Net increase (decrease) in net assets resulting from operations	(23,033,536)	40,241,506

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,444,693)	(5,362,533)
Class C	(458,690)	(980,428)
Institutional Class	(6,414,886)	(14,367,442)

Net realized gain:
Class A	(58,508)	—
Class C	(15,746)	—
Institutional Class	(152,523)	—

	(9,545,046)	(20,710,403)

Capital Share Transactions:
Proceeds from shares sold:
Class A	23,400,455	42,587,074
Class C	2,542,761	5,664,853
Institutional Class	95,719,678	146,784,446

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,352,461	5,001,787
Class C	435,501	893,576
Institutional Class	4,247,163	9,003,563

	128,698,019	209,935,299

64

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(41,395,919)	$(49,232,611)
Class C	(5,320,662)	(6,715,315)
Institutional Class	(190,980,091)	(163,901,252)

	(237,696,672)	(219,849,178)

Decrease in net assets derived from capital share transactions	(108,998,653)	(9,913,879)

Net Increase (Decrease) in Net Assets	(141,577,235)	9,617,224

Net Assets:
Beginning of period	716,721,228	707,104,004

End of period	$575,143,993	$716,721,228

Undistributed (distributions in excess of) net investment income	$39,528	$(24,178)

See accompanying notes, which are an integral part of the financial statements.

65

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,394,531	$42,639,732
Net realized loss	(4,439,286)	(132,180)
Net change in unrealized appreciation (depreciation)	(69,053,227)	67,701,215

Net increase (decrease) in net assets resulting from operations	(50,097,982)	110,208,767

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,296,074)	(8,838,898)
Class C	(1,639,244)	(3,074,474)
Institutional Class	(17,341,707)	(30,594,298)

	(23,277,025)	(42,507,670)

Capital Share Transactions:
Proceeds from shares sold:
Class A	21,856,756	71,930,474
Class C	9,154,917	30,273,869
Institutional Class	236,364,287	324,718,812

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,637,322	7,021,837
Class C	1,444,973	2,654,379
Institutional Class	14,962,900	26,610,128

	287,421,155	463,209,499

66

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(76,599,052)	$(69,509,287)
Class C	(17,453,111)	(16,512,385)
Institutional Class	(243,528,599)	(142,479,009)

	(337,580,762)	(228,500,681)

Increase (decrease) in net assets derived from capital share transactions	(50,159,607)	234,708,818

Net Increase (Decrease) in Net Assets	(123,534,614)	302,409,915

Net Assets:
Beginning of period	1,270,151,149	967,741,234

End of period	$1,146,616,535	$1,270,151,149

Undistributed (distributions in excess of) net investment income	$113,404	$(4,102)

See accompanying notes, which are an integral part of the financial statements.

67

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

68

Six months ended
2/28/17[1]			Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$ 12.220	$11.830	$11.900	$11.140	$12.260	$11.300

0.209	0.424	0.434	0.445	0.456	0.484
(0.591)	0.390	(0.070)	0.760	(1.039)	0.959

(0.382)	0.814	0.364	1.205	(0.583)	1.443

(0.208)	(0.424)	(0.434)	(0.445)	(0.457)	(0.483)
(0.120)	—	—	—	(0.080)	—

(0.328)	(0.424)	(0.434)	(0.445)	(0.537)	(0.483)

$ 11.510	$12.220	$11.830	$11.900	$11.140	$12.260

(3.10% )	7.00%	3.09%	11.02%	(5.02% )	13.01%

$426,180	$493,408	$504,204	$500,590	$519,986	$604,415
0.81%	0.81%	0.81%	0.80%	0.80%	0.80%
0.96%	0.95%	0.96%	0.97%	0.99%	0.93%
3.60%	3.52%	3.63%	3.88%	3.76%	4.11%
3.45%	3.38%	3.48%	3.71%	3.57%	3.98%
18%	33%	16%	34%	40%	52%

69

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

70

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.220	$11.830	$11.910	$11.140	$12.270	$11.300

0.166	0.333	0.344	0.359	0.364	0.395
(0.581)	0.390	(0.080)	0.770	(1.048)	0.969

(0.415)	0.723	0.264	1.129	(0.684)	1.364

(0.165)	(0.333)	(0.344)	(0.359)	(0.366)	(0.394)
(0.120)	—	—	—	(0.080)	—

(0.285)	(0.333)	(0.344)	(0.359)	(0.446)	(0.394)

$11.520	$12.220	$11.830	$11.910	$11.140	$12.270

(3.38% )	6.19%	2.23%	10.28%	(5.82% )	12.26%

$29,291	$31,545	$30,851	$29,524	$33,509	$36,840
1.56%	1.56%	1.57%	1.56%	1.56%	1.56%
1.71%	1.70%	1.72%	1.72%	1.70%	1.69%
2.85%	2.77%	2.88%	3.12%	3.00%	3.35%
2.70%	2.63%	2.73%	2.96%	2.86%	3.22%
18%	33%	16%	34%	40%	52%

71

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

72

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.310	$11.910	$11.990	$11.220	$12.360	$11.380

0.225	0.456	0.466	0.477	0.490	0.517
(0.591)	0.400	(0.080)	0.770	(1.060)	0.979

(0.366)	0.856	0.386	1.247	(0.570)	1.496

(0.224)	(0.456)	(0.466)	(0.477)	(0.490)	(0.516)
(0.120)	—	—	—	(0.080)	—

(0.344)	(0.456)	(0.466)	(0.477)	(0.570)	(0.516)

$11.600	$12.310	$11.910	$11.990	$11.220	$12.360

(2.95% )	7.32%	3.26%	11.33%	(4.89% )	13.41%

$48,090	$45,696	$33,323	$24,588	$17,008	$18,187
0.56%	0.56%	0.57%	0.56%	0.56%	0.56%
0.71%	0.70%	0.72%	0.72%	0.70%	0.69%
3.85%	3.77%	3.88%	4.12%	4.00%	4.35%
3.70%	3.63%	3.73%	3.96%	3.86%	4.22%
18%	33%	16%	34%	40%	52%

73

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

74

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$ 12.380	$12.040	$12.210	$11.690	$12.410	$11.850

0.170	0.348	0.346	0.342	0.344	0.362
(0.547)	0.341	(0.170)	0.520	(0.720)	0.560

(0.377)	0.689	0.176	0.862	(0.376)	0.922

(0.169)	(0.349)	(0.346)	(0.342)	(0.344)	(0.362)
(0.004)	—	—	—	—	—

(0.173)	(0.349)	(0.346)	(0.342)	(0.344)	(0.362)

$ 11.830	$12.380	$12.040	$12.210	$11.690	$12.410

(3.05% )	5.79%	1.46%	7.47%	(3.13%)	7.89%

$163,996	$188,034	$184,514	$249,848	$391,923	$464,540
0.75%	0.75%	0.76%	0.75%	0.75%	0.75%
0.94%	0.92%	0.93%	0.93%	0.97%	0.97%
2.84%	2.84%	2.85%	2.86%	2.79%	2.98%
2.65%	2.67%	2.68%	2.68%	2.57%	2.76%
15%	35%	19%	34%	23%	39%

75

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

76

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.370	$12.030	$12.200	$11.690	$12.400	$11.850

0.119	0.244	0.243	0.240	0.239	0.258
(0.547)	0.341	(0.170)	0.510	(0.710)	0.550

(0.428)	0.585	0.073	0.750	(0.471)	0.808

(0.118)	(0.245)	(0.243)	(0.240)	(0.239)	(0.258)
(0.004)	—	—	—	—	—

(0.122)	(0.245)	(0.243)	(0.240)	(0.239)	(0.258)

$11.820	$12.370	$12.030	$12.200	$11.690	$12.400

(3.46% )	4.90%	0.60%	6.48%	(3.87%)	6.89%

$44,975	$49,515	$48,328	$54,231	$64,904	$75,887
1.60%	1.60%	1.61%	1.60%	1.60%	1.60%
1.69%	1.67%	1.68%	1.68%	1.67%	1.67%
1.99%	1.99%	2.00%	2.01%	1.94%	2.13%
1.90%	1.92%	1.93%	1.93%	1.87%	2.06%
15%	35%	19%	34%	23%	39%

77

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

78

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$ 12.500	$12.160	$12.330	$11.810	$12.530	$11.970

0.180	0.369	0.368	0.363	0.366	0.384
(0.557)	0.341	(0.170)	0.520	(0.720)	0.560

(0.377)	0.710	0.198	0.883	(0.354)	0.944

(0.179)	(0.370)	(0.368)	(0.363)	(0.366)	(0.384)
(0.004)	—	—	—	—	—

(0.183)	(0.370)	(0.368)	(0.363)	(0.366)	(0.384)

$ 11.940	$12.500	$12.160	$12.330	$11.810	$12.530

(3.01% )	5.92%	1.62%	7.58%	(2.92%)	8.00%

$366,173	$479,172	$474,262	$434,455	$359,213	$333,033
0.60%	0.60%	0.61%	0.60%	0.60%	0.60%
0.69%	0.67%	0.68%	0.68%	0.67%	0.67%
2.99%	2.99%	3.00%	3.01%	2.94%	3.13%
2.90%	2.92%	2.93%	2.93%	2.87%	3.06%
15%	35%	19%	34%	23%	39%

79

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

80

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$ 11.420	$10.750	$10.650	$9.640	$10.750	$9.620

0.211	0.413	0.413	0.447	0.449	0.496
(0.651)	0.669	0.097	1.008	(1.110)	1.127

(0.440)	1.082	0.510	1.455	(0.661)	1.623

(0.210)	(0.412)	(0.410)	(0.445)	(0.449)	(0.493)

(0.210)	(0.412)	(0.410)	(0.445)	(0.449)	(0.493)

$ 10.770	$11.420	$10.750	$10.650	$9.640	$10.750

(3.84% )	10.25%	4.83%	15.42%	(6.47%)	17.28%

$185,215	$250,810	$227,090	$204,936	$200,988	$228,829
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.94%	0.94%	0.97%	0.99%	0.99%	0.99%
3.91%	3.73%	3.80%	4.38%	4.18%	4.83%
3.82%	3.64%	3.68%	4.24%	4.04%	4.69%
14%	13%	10%	31%	46%	34%

81

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

82

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$ 11.470	$10.800	$10.700	$9.680	$10.800	$9.660

0.171	0.332	0.333	0.373	0.370	0.422
(0.661)	0.669	0.097	1.018	(1.120)	1.137

(0.490)	1.001	0.430	1.391	(0.750)	1.559

(0.170)	(0.331)	(0.330)	(0.371)	(0.370)	(0.419)

(0.170)	(0.331)	(0.330)	(0.371)	(0.370)	(0.419)

$ 10.810	$11.470	$10.800	$10.700	$9.680	$10.800

(4.27% )	9.41%	4.04%	14.63%	(7.21%)	16.47%

$100,536	$113,905	$91,196	$71,424	$69,889	$69,634
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.69%	1.69%	1.72%	1.74%	1.74%	1.74%
3.16%	2.98%	3.05%	3.63%	3.43%	4.08%
3.07%	2.89%	2.93%	3.49%	3.29%	3.94%
14%	13%	10%	31%	46%	34%

83

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

84

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$ 11.530	$10.850	$10.750	$9.730	$10.850	$9.710

0.227	0.445	0.443	0.476	0.480	0.527
(0.661)	0.679	0.097	1.018	(1.120)	1.137

(0.434)	1.124	0.540	1.494	(0.640)	1.664

(0.226)	(0.444)	(0.440)	(0.474)	(0.480)	(0.524)

(0.226)	(0.444)	(0.440)	(0.474)	(0.480)	(0.524)

$ 10.870	$11.530	$10.850	$10.750	$9.730	$10.850

(3.76% )	10.57%	5.08%	15.71%	(6.23%)	17.57%

$860,866	$905,436	$649,455	$384,525	$165,162	$125,661
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.69%	0.69%	0.72%	0.74%	0.74%	0.74%
4.16%	3.98%	4.05%	4.63%	4.43%	5.08%
4.07%	3.89%	3.93%	4.49%	4.29%	4.94%
14%	13%	10%	31%	46%	34%

85

Notes to financial statements

Delaware Investments® National Tax-Free Funds	February 28, 2017 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund.

Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

86

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2013–Aug. 31, 2016), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.
Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Feb. 28, 2017.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less

87

Notes to financial statements

Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

expense paid indirectly.” For the six months ended Feb. 28, 2017, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$193	$104	$191

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2016 through Feb. 28, 2017.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.”

88

For the six months ended Feb. 28, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$12,338	$15,245	$27,264

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$52,980	$65,464	$117,070

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from Sept. 1, 2016 through Feb. 28, 2017.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2017, each Fund was

89

Notes to financial statements

Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$5,809	$7,159	$12,840

For the six months ended Feb. 28, 2017, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$12,172	$5,253	$20,657

For the six months ended Feb. 28, 2017, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class A	$6,574	$ —	$19,122
Class C	1,014	777	12,140

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2017, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 28, 2017, the Funds engaged in the following securities purchases and securities sales, which did not result in a realized gain or loss:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$25,393,891	$24,605,139	$84,979,688
Sales	30,097,852	21,104,652	56,059,135

* The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

90

3. Investments

For the six months ended Feb. 28, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$ 92,538,865	$ 93,681,057	$158,470,007
Sales	123,991,736	190,762,403	218,929,388

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Cost of Investments	$465,494,276	$547,582,270	$1,102,412,248
Aggregate unrealized appreciation of investments	$ 37,837,723	$ 26,533,864	$ 60,674,913
Aggregate unrealized depreciation of investments	(4,296,991)	(3,224,129)	(16,315,239)
Net unrealized appreciation of investments	$ 33,540,732	$ 23,309,735	$ 44,359,674

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At Aug. 31, 2016, there were no capital loss carryforwards for Delaware Tax-Free USA Fund. Capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates for Delaware Tax-Free USA Intermediate and Delaware National High-Yield Municipal Bond Fund were as follows:

	Pre-enactment capital loss Expiration date	No expiration Post-enactment capital loss character
	2017	Short-term	Long-term	Total
Delaware Tax-Free USA Intermediate Fund	$698,745	$—	$—	$698,745
Delaware National High-Yield Municipal Bond Fund	374,735	9,500,544	6,287,546	16,162,825

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon

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Notes to financial statements

Delaware Investments® National Tax-Free Funds

3. Investments (continued)

the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Delaware Tax-Free USA Fund
Securities	Level 2
Municipal Bonds	$498,835,008
Short-Term Investment	200,000
Total Value of Securities	$499,035,008
Delaware Tax-Free USA
Intermediate Fund
Securities	Level 2
Municipal Bonds	$569,492,005
Short-Term Investments	1,400,000
Total Value of Securities	$570,892,005
Delaware National High-Yield
Municipal Bond Fund
Securities	Level 2
Municipal Bonds	$1,104,661,922
Short-Term Investments	42,110,000
Total Value of Securities	$1,146,771,922

During the six months ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Feb. 28, 2017, there were no Level 3 investments.

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Notes to financial statements

Delaware Investments® National Tax-Free Funds

4. Capital Shares

Transactions in capital shares were as follows:

					Delaware National
	Delaware Tax-Free		Delaware Tax-Free		High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/17	8/31/16	2/28/17	8/31/16	2/28/17	8/31/16
Shares sold:
Class A	1,367,014	1,543,347	1,974,473	3,487,962	2,003,083	6,479,874
Class C	242,777	347,808	214,142	464,194	844,320	2,735,540
Institutional Class	1,371,928	1,666,378	7,992,186	11,875,678	21,774,700	29,096,103

Shares issued upon reinvestment of dividends and distributions:
Class A	973,215	1,256,558	197,591	409,255	335,037	634,748
Class C	55,815	59,975	36,611	73,157	132,673	238,848
Institutional Class	88,395	89,643	353,341	729,446	1,366,109	2,380,529

	4,099,144	4,963,709	10,768,344	17,039,692	26,455,922	41,565,642

Shares redeemed:
Class A	(5,707,240)	(5,054,234)	(3,499,087)	(4,027,785)	(7,104,542)	(6,268,883)
Class C	(336,320)	(434,847)	(448,858)	(550,150)	(1,614,358)	(1,486,395)
Institutional Class	(1,026,934)	(840,919)	(16,025,841)	(13,268,401)	(22,506,826)	(12,755,521)

	(7,070,494)	(6,330,000)	(19,973,786)	(17,846,336)	(31,225,726)	(20,510,799)

Net increase (decrease)	(2,971,350)	(1,366,291)	(9,205,442)	(806,644)	(4,769,804)	21,054,843

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Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Feb. 28, 2017 and year ended Aug. 31, 2016, each Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on previous page and the “Statements of changes in net assets.”

	Six months ended 2/28/17
	Exchange Redemptions		Exchange Subscriptions Institutional Class Shares

	Class A Shares	Class C Shares		Value
Delaware Tax-Free USA Fund	412,777	6,306	416,942	$ 4,827,013
Delaware Tax-Free USA Intermediate Fund	169,561	—	168,293	2,004,404
Delaware National High-Yield Municipal Bond Fund	2,104,440	3,052	2,092,825	22,566,855

	Year ended 8/31/16
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Class A Shares	Class C Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Fund	45,617	—	—	—	45,355	$555,813
Delaware Tax-Free USA Intermediate Fund	28,037	172	174	—	27,807	348,312
Delaware National High-Yield Municipal Bond Fund	459,565	9,199	8,818	468	455,914	5,308,745

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the

95

Notes to financial statements

Delaware Investments® National Tax-Free Funds

5. Line of Credit (continued)

annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Funds had no amounts outstanding as of Feb. 28, 2017, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2017, the percentage of each Fund’s net assets insured by bond issuers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assured Guaranty Corporation	0.22%	0.37%	0.50%
Assured Guaranty Municipal Corporation	—	1.83%	1.29%
AMBAC Assurance Corporation	0.55%	—	0.09%
National Public Finance Guarantee Corporation	0.53%	—	—
Syncora Guarantee	—	—	0.16%
Total	1.30%	2.20%	2.04%

As of Feb. 28, 2017, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 13.34%, 16.97%, and 11.01%, respectively, of the Fund’s net assets. As of Feb. 28, 2017, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 15.85%, 17.31%, and 12.22%, respectively, of the Fund’s net assets. As of Feb. 28, 2017, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of

96

California which constituted approximately 15.15%, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the

97

Notes to financial statements

Delaware Investments® National Tax-Free Funds

6. Geographic, Credit, and Market Risks (Continued)

Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A held by each Fund have been identified on the “Schedules of investments.”

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Funds’ financial statements.

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About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware Investments ®	Private Wealth Management	Philadelphia, PA	Officer
Family of Funds	J.P. Morgan Chase & Co.		Banco Itaú
Philadelphia, PA	New York, NY	Lucinda S. Landreth	International
		Former Chief Investment	Miami, FL
Thomas L. Bennett	Joseph W. Chow	Officer
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Thomas K. Whitford
Delaware Investments	President	New York, NY	Former Vice Chairman
Family of Funds	State Street Corporation		PNC Financial Services Group
Private Investor	Boston, MA		Pittsburgh, PA
Rosemont, PA
Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC- 0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 28, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2017 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2016 to Feb. 28, 2017.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$972.50	0.84%	$4.11
Class C	1,000.00	968.20	1.59%	7.76
Institutional Class	1,000.00	972.90	0.59%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$967.90	0.82%	$4.00
Class C	1,000.00	964.40	1.57%	7.65
Institutional Class	1,000.00	969.10	0.57%	2.78
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

2

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$968.90	0.84%	$4.10
Class C	1,000.00	965.40	1.59%	7.75
Institutional Class	1,000.00	970.10	0.59%	2.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$974.10	0.86%	$4.21
Class C	1,000.00	970.40	1.61%	7.87
Institutional Class	1,000.00	976.20	0.61%	2.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

3

Disclosure of Fund expenses

For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$966.40	0.80%	$3.90
Class C	1,000.00	962.70	1.55%	7.54
Institutional Class	1,000.00	967.60	0.55%	2.68
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class	1,000.00	1,022.07	0.55%	2.76

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$971.50	0.88%	$4.30
Class C	1,000.00	967.90	1.64%	8.00
Institutional Class	1,000.00	972.60	0.64%	3.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

4

Security type / sector / state / territory allocations

Delaware Tax-Free Arizona Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.78%
Corporate Revenue Bonds	8.78%
Education Revenue Bonds	26.46%
Electric Revenue Bonds	2.85%
Healthcare Revenue Bonds	16.45%
Lease Revenue Bonds	5.03%
Local General Obligation Bonds	1.08%
Pre-Refunded Bonds	11.60%
Special Tax Revenue Bonds	11.89%
Transportation Revenue Bonds	5.54%
Water & Sewer Revenue Bonds	7.10%
Short-Term Investment	2.38%
Total Value of Securities	99.16%
Receivables and Other Assets Net of Liabilities	0.84%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Arizona	96.53%
Guam	1.63%
Puerto Rico	1.00%
Total Value of Securities	99.16%

5

Security type / sector
Delaware Tax-Free California Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	97.10%
Corporate Revenue Bonds	2.66%
Education Revenue Bonds	16.66%
Electric Revenue Bonds	2.96%
Healthcare Revenue Bonds	17.74%
Housing Revenue Bonds	4.18%
Lease Revenue Bonds	14.74%
Local General Obligation Bonds	3.14%
Pre-Refunded Bonds	9.94%
Resource Recovery Revenue Bond	1.17%
Special Tax Revenue Bonds	2.61%
State General Obligation Bonds	9.15%
Transportation Revenue Bonds	8.54%
Water & Sewer Revenue Bonds	3.61%
Short-Term Investments	3.69%
Total Value of Securities	100.79%
Liabilities Net of Receivables and Other Assets	(0.79%)
Total Net Assets	100.00%

6

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.15%
Corporate Revenue Bond	1.19%
Education Revenue Bonds	12.49%
Electric Revenue Bonds	3.31%
Healthcare Revenue Bonds	26.42%
Housing Revenue Bonds	0.20%
Lease Revenue Bonds	4.27%
Local General Obligation Bonds	14.85%
Pre-Refunded Bonds	8.63%
Special Tax Revenue Bonds	17.09%
Transportation Revenue Bonds	9.78%
Water & Sewer Revenue Bonds	0.92%
Short-Term Investment	0.15%
Total Value of Securities	99.30%
Receivables and Other Assets Net of Liabilities	0.70%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Colorado	96.21%
Guam	1.55%
Puerto Rico	1.00%
U.S. Virgin Islands	0.54%
Total	99.30%

7

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	95.97%
Corporate Revenue Bonds	3.05%
Education Revenue Bonds	13.12%
Electric Revenue Bond	2.11%
Healthcare Revenue Bonds	13.89%
Housing Revenue Bonds	1.96%
Lease Revenue Bonds	9.48%
Local General Obligation Bonds	20.39%
Pre-Refunded Bonds	11.19%
Special Tax Revenue Bonds	16.15%
Transportation Revenue Bonds	4.29%
Water & Sewer Revenue Bond	0.34%
Short-Term Investment	2.76%
Total Value of Securities	98.73%
Receivables and Other Assets Net of Liabilities	1.27%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	3.07%
Idaho	93.01%
Puerto Rico	1.04%
U.S. Virgin Islands	1.57%
Total	98.69%

8

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	95.49%
Corporate Revenue Bonds	5.30%
Education Revenue Bonds	20.20%
Electric Revenue Bonds	3.23%
Healthcare Revenue Bonds	15.00%
Lease Revenue Bonds	7.57%
Local General Obligation Bonds	4.83%
Pre-Refunded Bonds	8.82%
Special Tax Revenue Bonds	17.87%
State General Obligation Bonds	0.73%
Transportation Revenue Bonds	8.99%
Water & Sewer Revenue Bonds	2.95%

Short-Term Investments	3.42%

Total Value of Securities	98.91%

Receivables and Other Assets Net of Liabilities	1.09%

Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets

Guam	0.28%
New York	98.63%

Total Value of Securities	98.91%

9

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	99.12%
Corporate Revenue Bonds	4.84%
Education Revenue Bonds	19.13%
Electric Revenue Bonds	0.37%
Healthcare Revenue Bonds	24.43%
Housing Revenue Bonds	1.33%
Lease Revenue Bonds	3.64%
Local General Obligation Bonds	7.43%
Pre-Refunded/Escrowed to Maturity Bonds	20.38%
Resource Recovery Revenue Bonds	0.89%
Special Tax Revenue Bonds	1.97%
Transportation Revenue Bonds	9.42%
Water & Sewer Revenue Bonds	5.29%

Total Value of Securities	99.12%

Receivables and Other Assets Net of Liabilities	0.88%

Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets

Guam	1.09%
Pennsylvania	98.03%

Total Value of Securities	99.12%

10

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 96.78%

Corporate Revenue Bonds – 8.78%
Maricopa County Pollution Control
(Public Service – Palo Verde Project) Series B 5.20% 6/1/43 ●	1,500,000	$ 1,638,225
(Southern California Education Co.) Series A 5.00% 6/1/35	2,400,000	2,618,280
Pima County Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,185,600
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	500,000	570,800

		7,012,905

Education Revenue Bonds – 26.46%
Arizona Health Facilities Authority Healthcare Education Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,607,745
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,043,910
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	706,804
5.125% 5/15/40	1,305,000	1,423,651
Maricopa County Industrial Development Authority Revenue
(Paradise Schools Projects) 144A 5.00% 7/1/36 #	500,000	504,800
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	818,394
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	1,000,000	1,132,660
Northern Arizona University
5.00% 6/1/36	475,000	523,531
5.00% 6/1/41	1,240,000	1,366,691
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	1,007,740
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,309,237
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	498,515
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,042,520
6.30% 7/1/42	500,000	540,255
6.40% 7/1/47	500,000	541,340
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,151,800

11

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pima County Industrial Development Authority Education Revenue
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	$994,380
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	657,885
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A 5.00% 7/15/27 (AMBAC)	980,000	981,656
University of Arizona Board of Rights
Series A 5.00% 6/1/25	1,000,000	1,153,240
Series A 5.00% 6/1/38	1,000,000	1,120,570

		21,127,324

Electric Revenue Bonds – 2.85%
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,141,510
Series A 5.00% 12/1/45	1,000,000	1,134,330

		2,275,840

Healthcare Revenue Bonds – 16.45%
Arizona Health Facilities Authority Hospital System Revenue
(Banner Health)
Series A 5.00% 1/1/43	1,500,000	1,642,695
Series A 5.00% 1/1/44	1,000,000	1,098,170
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,061,496
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,096,820
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00% 11/15/36	270,000	250,938
Maricopa County Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,706,025
Maricopa County Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	375,459
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	790,000	802,719
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,270,512
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center) Series A 5.25% 8/1/33	2,000,000	2,179,360

12

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	$320,290
Series A 5.25% 8/1/32	300,000	331,170

		13,135,654

Lease Revenue Bonds – 5.03%
Arizona Certificates of Participation Department Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,640,625
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,002,820
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	373,251
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,001,830

		4,018,526

Local General Obligation Bonds – 1.08%
Chandler
5.00% 7/1/23	500,000	595,650
Pinal County Community College District
4.00% 7/1/31	250,000	265,408

		861,058

Pre-Refunded Bonds – 11.60%
Arizona State University
Series C 5.50% 7/1/25-20 §	330,000	376,454
Coconino & Yavapai Counties Joint Unified School District No. 9
(Sedona Oak Creek School Improvement Project of 2007) Series B 5.375% 7/1/28-19 §	1,350,000	1,485,351
Gila County Unified School District No. 10
(Payson School Improvement Project of 2006) Series A 5.25% 7/1/27-17 (AMBAC) §	1,000,000	1,015,800
Glendale Industrial Development Authority Hospital Revenue
(John C. Lincoln Health) 5.00% 12/1/42-17 §	1,205,000	1,243,632
Pinal County Electric District No. 3
5.25% 7/1/41-21 §	2,000,000	2,326,880
University Medical Center Hospital Revenue
6.50% 7/1/39-19 §	2,500,000	2,811,200

		9,259,317

13

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 11.89%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/32	1,500,000	$1,727,235
Subordinated Series A 5.00% 7/1/38	750,000	846,397
Flagstaff Aspen Place Sawmill Improvement District Revenue
5.00% 1/1/32	195,000	195,624
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,350,287
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	631,617
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,137,890
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	563,830
Series A 5.25% 1/1/36	705,000	735,830
Marana Tangerine Farm Road Improvement District Revenue
4.60% 1/1/26	559,000	565,361
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,132,820
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	606,820

		9,493,711

Transportation Revenue Bonds – 5.54%
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/45	1,000,000	1,112,250
Series A 5.25% 7/1/33	1,250,000	1,365,813
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,943,217

		4,421,280

Water & Sewer Revenue Bonds – 7.10%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,192,260
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/27	400,000	477,472
5.00% 1/1/31	600,000	699,150
Mesa Utility System Revenue
4.00% 7/1/31	850,000	911,608

14

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	$1,210,820
5.00% 7/1/31	1,000,000	1,179,700

		5,671,010

Total Municipal Bonds (cost $73,780,692)		77,276,625

Short-Term Investment – 2.38%

Variable Rate Demand Note – 2.38%¤
Phoenix Industrial Development Authority (Mayo Clinic)
Series B 0.51% 11/15/52	1,900,000	1,900,000

Total Short-Term Investment (cost $1,900,000)		1,900,000

Total Value of Securities – 99.16% (cost $75,680,692)		$79,176,625

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $1,887,999, which represents 2.36% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. Each rate shown is as of Feb. 28, 2017. Interest rates reset periodically.

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

See accompanying notes, which are an integral part of the financial statements.

15

Schedules of investments
Delaware Tax-Free California Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.10%

Corporate Revenue Bonds – 2.66%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,093,840
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	1,005,000	1,010,125
(Capital Appreciation Asset – Backed) Subordinate Series B 1.548% 6/1/47 ^	3,110,000	422,773

		2,526,738

Education Revenue Bonds – 16.66%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,103,050
California Municipal Finance Authority
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,020,770
(Creative Center of Los Altos Project) Series B 144A 4.50% 11/1/46 #	500,000	457,910
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	500,000	496,165
(Palmdale Aerospace Academy Project) 144A 5.00% 7/1/46 #	500,000	502,285
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,340,229
California School Finance Authority
(Aspire Public Schools Project) Series A 144A 5.00% 8/1/45 #	715,000	743,107
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	467,990
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,072,730
(Grimmway Schools-Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	493,260
(KIPP Louisiana Projects) Series A 5.125% 7/1/44	1,000,000	1,041,690
(Partnerships to Uplift Communities Valley Project) Series A 6.75% 8/1/44	1,000,000	1,111,470
(View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	602,991
California State University
(Systemwide) Series A 5.00% 11/1/47	1,000,000	1,147,520
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	910,152
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	816,840

16

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Culinary Institute of America Project) Series B 5.00% 7/1/46	425,000	$457,147
(University of California East Irvine Campus Apartments)
5.375% 5/15/38	1,000,000	1,101,220
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008
5.875% 8/1/28 Ω	1,000,000	908,270

		15,794,796

Electric Revenue Bonds – 2.96%
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A 5.00% 10/1/25	800,000	905,960
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36	250,000	274,633
Series C 5.00% 11/1/36	500,000	568,915
Southern California Public Power Authority Revenue
(Southern Transmission Project) Subordinate Series A 5.00% 7/1/22	1,000,000	1,056,830

		2,806,338

Healthcare Revenue Bonds – 17.74%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	932,280
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,108,390
Series A 5.00% 8/1/26	300,000	337,557
Series A 5.00% 8/1/27	300,000	336,765
Series A 5.00% 8/1/28	250,000	281,017
California Health Facilities Financing Authority Revenue
(Catholic Health Care West) Series E 5.625% 7/1/25	1,000,000	1,089,230
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	1,017,350
(Children’s Hospital Los Angeles) Series A 5.00% 11/15/34	500,000	540,125
(Lucile Packard Children’s Hospital Stanford) Series A 5.00% 8/15/33	1,000,000	1,162,810
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,085,580
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,145,020
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	821,213
Series A 5.00% 2/1/47	250,000	273,300
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	537,650

17

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(BE.Group) 144A 7.25% 11/15/41 #	500,000	$552,755
(Covenant Retirement Communities) Series C 5.625% 12/1/36	1,000,000	1,115,380
(Episcopal Communities & Services)
5.00% 5/15/27	300,000	330,333
5.00% 5/15/32	600,000	649,062
(Rady Children’s Hospital) Series B 5.00% 8/15/28	600,000	737,448
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,070,750
City of La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	782,033
San Buenaventura
(Community Memorial Health Systems) 7.50% 12/1/41	785,000	915,859

		16,821,907

Housing Revenue Bonds – 4.18%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	750,000	822,045
Series A 6.40% 8/15/45	960,000	1,045,565
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,091,230
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,000,830

		3,959,670

Lease Revenue Bonds – 14.74%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,084,630
California Infrastructure & Economic Development Bank
(Academy Motion Picture Art & Sciences Obligated Group) 5.00% 11/1/41	1,000,000	1,135,670
(Infrastructure State Revolving Fund) Series A 5.00% 10/1/29	1,000,000	1,192,620
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	610,311
California State Public Works Board Lease Revenue
Series F 5.00% 5/1/28	1,280,000	1,491,571
(California State Prisons Los Angeles) Series C 5.00% 10/1/26	1,000,000	1,125,120

18

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	$1,027,600
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,135,960
San Diego
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	564,445
Series A 5.00% 11/1/30	475,000	529,516
San Diego Public Facilities Financing Authority Lease Revenue
(Ballpark) 5.00% 10/15/31	650,000	747,117
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,103,610
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,136,520
San Mateo Joint Powers Financing Authority Lease Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,097,440

		13,982,130

Local General Obligation Bonds – 3.14%
Anaheim School District Capital Appreciation Election 2002
4.58% 8/1/25 (NATL) ^	1,000,000	759,110
San Francisco Bay Area Rapid Transit District Election 2004
Series D 5.00% 8/1/28	1,000,000	1,198,500
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	1,017,470

		2,975,080

Pre-Refunded Bonds – 9.94%
California Health Facilities Financing Authority Revenue
(Catholic Health Care West) Series A 6.00% 7/1/39-19 §	855,000	953,684
California State Public Works Board Lease Revenue
(General Services Buildings 8 & 9) Series A 6.25% 4/1/34-19 §	1,000,000	1,109,500
California Statewide Communities Development Authority Revenue
(Aspire Public Schools Project) 6.00% 7/1/40-19 §	1,000,000	1,090,230
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24-20 §	500,000	572,895
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875% 8/1/39-19 §	285,000	324,888

19

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Bond Program) 5.50% 9/1/46-21 (AGM) §	800,000	$946,008
Rancho Santa Fe Community Services District Financing Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	953,960
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40-20 §	1,000,000	1,156,340
San Francisco City & County Public Utilities Commission Water Revenue
Series B 5.00% 11/1/26-19 §	300,000	331,617
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33-18 §	1,000,000	1,063,310
Turlock Irrigation District Revenue
Series A 5.00% 1/1/30-20 §	830,000	921,292

		9,423,724

Resource Recovery Revenue Bond – 1.17%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,108,010

		1,108,010

Special Tax Revenue Bonds – 2.61%
Lancaster Redevelopment Agency
Unrefunded (Combined Redevelopment Project Areas)
6.875% 8/1/39	215,000	239,065
Riverside County Redevelopment Agency Tax Allocation Housing
Series A 6.00% 10/1/39	1,000,000	1,141,670
San Francisco City & County Redevelopment Agency
(Mission Bay South Redevelopment Project) Series B 5.00% 8/1/43 (NATL)	500,000	561,040
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	538,065

		2,479,840

State General Obligation Bonds – 9.15%
California
(Various Purposes)
5.00% 9/1/26	1,000,000	1,211,020
5.00% 8/1/27	2,000,000	2,398,760
5.25% 3/1/30	1,000,000	1,110,790
5.25% 4/1/35	1,000,000	1,135,290
5.25% 11/1/40	1,000,000	1,122,750

20

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
California
(Various Purposes)
6.00% 3/1/33	1,000,000	$1,133,900
6.00% 4/1/38	515,000	568,339

		8,680,849

Transportation Revenue Bonds – 8.54%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	551,640
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	536,855
Los Angeles Department of Airports Senior
(Los Angeles International Airport) Series D 5.00% 5/15/36 (AMT)	1,000,000	1,118,340
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B 5.00% 5/15/33	1,000,000	1,103,450
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	561,215
Sacramento County Airport System Revenue
Subordinate Series B 5.00% 7/1/41	500,000	558,035
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	870,000	874,324
San Francisco City & County Airports Commission
(San Francisco International Airport) Series B 5.00% 5/1/46 (AMT)	1,000,000	1,105,230
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,691,085

		8,100,174

Water & Sewer Revenue Bonds – 3.61%
California State Department of Water Resources
Unrefunded (Central Valley Project) Series AG 5.00% 12/1/28	75,000	82,884
San Diego Public Facilities Financing Authority Water Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,150,580
San Francisco City & County Public Utilities Commission Water Revenue
Series A 4.00% 11/1/39	1,000,000	1,032,400
(Water & Sewer Improvement) Subordinate Series A 5.00% 11/1/32	1,015,000	1,157,770

		3,423,634

Total Municipal Bonds (cost $86,773,828)		92,082,890

21

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 3.69%

Variable Rate Demand Notes – 3.69%¤
California Infrastructure & Economic Development Bank
(Los Angeles Museum of Natural History Foundation)
Series A 0.36% 9/1/37 (LOC – Wells Fargo Bank N.A.)	2,500,000	$2,500,000
California Municipal Finance Authority
(Chevron USA Project)
Series C 0.46% 11/1/35	1,000,000	1,000,000

Total Short-Term Investments (cost $3,500,000)		3,500,000

Total Value of Securities – 100.79%
(cost $90,273,828)		$95,582,890

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $5,806,972, which represents 6.12% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until Aug. 1, 2023 at which time the stated interest rate becomes effective.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – North America

NATL – Insured by National Public Finance Guaranty Corporation

See accompanying notes, which are an integral part of the financial statements.

22

Schedules of investments
Delaware Tax-Free Colorado Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.15%

Corporate Revenue Bond – 1.19%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,750,000	$2,346,837

		2,346,837

Education Revenue Bonds – 12.49%
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	502,675
5.00% 11/1/44	890,000	879,418
144A 5.25% 7/1/46 #	1,350,000	1,364,661
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,287,228
7.45% 8/1/48	1,000,000	1,152,780
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,490,000	1,722,336
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,237,665
(Charter School Project) 5.00% 7/15/37	1,150,000	1,206,258
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,985,307
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,065,780
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	454,675
5.00% 12/1/42	540,000	535,323
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	615,819
144A 5.00% 7/1/46 #	500,000	481,540
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	775,488
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	884,071
144A 5.50% 7/1/49 #	870,000	898,484
(University Lab Charter School) 144A 5.00% 12/15/45 #	500,000	493,200
(Vail Mountain School Project) 4.00% 5/1/46	1,020,000	971,478
(Windsor Charter Academy Project) 144A 5.00% 9/1/46 #	890,000	844,450
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,965,508
University of Colorado
Series A 5.00% 6/1/33	2,000,000	2,260,700

		24,584,844

Electric Revenue Bonds – 3.31%
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/40	1,500,000	1,696,530
Series A 5.00% 11/15/45	750,000	845,235

23

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	$3,979,536

		6,521,301

Healthcare Revenue Bonds – 26.42%
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	167,959
8.00% 8/1/43	1,000,000	1,134,980
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,572,987
Series A 5.00% 2/1/41	2,250,000	2,352,532
Series A 5.25% 2/1/33	1,000,000	1,066,280
Series A 5.25% 1/1/45	3,000,000	3,171,060
Series D 6.25% 10/1/33	2,000,000	2,136,700
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,546,920
6.375% 1/1/41	1,000,000	1,080,510
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,199,480
Series A 5.00% 12/1/35	1,000,000	1,066,060
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,836,455
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,003,260
5.00% 12/1/42	2,500,000	2,557,775
5.00% 6/1/45	1,650,000	1,717,815
5.625% 6/1/43	1,150,000	1,217,873
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,197,140
(National Jewish Health Project) 5.00% 1/1/27	300,000	309,339
(NCMC Project) 4.00% 5/15/32	2,000,000	2,100,620
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,343,563
(Sisters of Charity of Leavenworth Health System) Series B 5.25% 1/1/25	2,500,000	2,724,025
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	977,243
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,128,260
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,038,150
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,679,950
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	1,976,315

24

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	$2,705,287

		52,008,538

Housing Revenue Bonds – 0.20%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	195,000	201,355
Series AA 4.50% 11/1/23 (GNMA)	200,000	204,558

		405,913

Lease Revenue Bonds – 4.27%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,576,972
Colorado Building Excellent Schools Today Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,220,760
Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	660,000	746,348
5.00% 6/15/36	1,055,000	1,184,955
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,670,865

		8,399,900

Local General Obligation Bonds – 14.85%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	323,184
4.00% 12/1/31	1,000,000	1,071,700
Arapahoe County School District No. 1 Englewood
4.00% 12/1/30	1,500,000	1,608,750
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,271,589
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,106,010
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,406,563
Denver City & County
Series A 5.00% 8/1/26	500,000	604,535
Series A 5.00% 8/1/27	600,000	720,186
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,490,654

25

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Denver International Business Center Metropolitan District No. 1
5.00% 12/1/30	350,000	$360,489
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,360,850
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	383,731
5.50% 12/1/38	455,000	488,452
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork
Series 1 4.00% 12/15/31	1,300,000	1,406,093
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,527,250
Leyden Rock Metropolitan District No 10
Series A 5.00% 12/1/45	1,000,000	935,070
North Range Metropolitan
District No. 2 5.50% 12/15/37	1,200,000	1,191,660
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,572,177
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,003,770
Weld County Reorganized School District No. RE-8
Series 8 5.00% 12/1/31	990,000	1,157,300
Series 8 5.00% 12/1/32	660,000	766,676
Weld County School District No. RE-1
5.00% 12/15/31	1,000,000	1,173,280
Weld County School District No. RE-3J
5.00% 12/15/34	2,000,000	2,313,380

		29,243,349

Pre-Refunded Bonds – 8.63%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	2,722,500
Colorado Health Facilities Authority Revenue
(Total Long-Term Care)
Series A 6.00% 11/15/30-20 §	2,365,000	2,761,067
Series A 6.25% 11/15/40-20 §	750,000	882,367
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48-18 §	3,250,000	3,504,247
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	1,506,064
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27-19 §	2,795,000	3,042,889

26

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Platte River Power Authority Revenue
Series HH 5.00% 6/1/29-19 §	2,355,000	$2,563,865

		16,982,999

Special Tax Revenue Bonds – 17.09%
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	737,571
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,658,355
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,911,264
Denver International Business Center Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,810,847
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00% 12/1/25	1,250,000	1,490,950
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,595,000	2,678,948
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,293,187
Series A 5.25% 1/1/36	1,675,000	1,748,248
Park Meadows Business Improvement District Shared Sales Tax Revenue
5.30% 12/1/27	950,000	961,790
5.35% 12/1/31	720,000	728,546
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,287,353
Regional Transportation District
(Fastracks Project)
Series A 5.00% 11/1/30	670,000	790,412
Series A 5.00% 11/1/31	1,495,000	1,755,384
Series A 5.00% 11/1/36	2,750,000	3,158,953
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,698,666
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,608,906
6.00% 1/15/41	2,400,000	2,655,792
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	492,800
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	925,099

27

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	$763,192
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	536,808
Series B 5.00% 12/1/36	810,000	894,200
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,067,590

		33,654,861

Transportation Revenue Bonds – 9.78%
Colorado High Performance Transportation Enterprise Revenue
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,264,334
Denver City & County Airport System Revenue
Series A 5.25% 11/15/36	2,500,000	2,751,350
Series B 5.00% 11/15/30	1,000,000	1,135,160
Series B 5.00% 11/15/32	1,000,000	1,135,160
Series B 5.00% 11/15/37	8,000,000	9,040,320
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	749,319
Series C 5.375% 9/1/26	2,000,000	2,172,920

		19,248,563

Water & Sewer Revenue Bonds – 0.92%
Dominion Water & Sanitation District
6.00% 12/1/46	750,000	750,945
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (AGC)	250,000	270,413
Town of Castle Rock Water & Sewer Revenue
Series 2016 4.00% 12/1/34	750,000	782,632

		1,803,990

Total Municipal Bonds (cost $186,351,642)		195,201,095

28

	Principal amount°	Value (U.S. $)

Short-Term Investment – 0.15%

Variable Rate Demand Note – 0.15%¤
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation Bond Program)
0.50% 12/1/35 (LOC-TD Bank N.A.)	300,000	$300,000

Total Short-Term Investment (cost $300,000)		300,000

Total Value of Securities – 99.30% (cost $186,651,642)		$195,501,095

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $9,587,161, which represents 4.87% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

29

Schedules of investments

Delaware Tax-Free Idaho Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 95.97%

Corporate Revenue Bonds – 3.05%
Nez Perce County, Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,186,025
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,640

		3,189,665

Education Revenue Bonds – 13.12%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,268,962
Series A 4.25% 4/1/32 (NATL)	355,000	356,193
Series A 5.00% 4/1/26	965,000	1,100,380
Series A 5.00% 4/1/42	1,350,000	1,471,243
Series A 5.00% 4/1/47	500,000	565,560
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,275,000	1,314,041
(Idaho Arts Charter School)
Series A 5.00% 12/1/38	1,000,000	1,043,890
Series A 144A 5.00% 12/1/46 #	1,000,000	1,034,670
(North Star Charter School Capital Appreciation Bond)
Series B 144A 4.88% 7/1/49 #^	2,888,155	271,169
(North Star Charter School) Series A 6.75% 7/1/48	529,151	522,298
(Victory Charter School, Inc. Project) Series B 5.00% 7/1/39	1,000,000	1,041,610
University of Idaho
Series 2011 5.25% 4/1/41 ●	1,840,000	2,083,469
Series B 5.00% 4/1/28	1,000,000	1,089,410
Series B 5.00% 4/1/32	500,000	543,180

		13,706,075

Electric Revenue Bond – 2.11%
Boise-Kuna Irrigation District Revenue
5.00% 6/1/34	2,000,000	2,202,180

		2,202,180

Healthcare Revenue Bonds – 13.89%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,350,000	2,508,461
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,599,705
Series A 6.50% 11/1/23	250,000	270,482
Series A 6.75% 11/1/37	1,250,000	1,344,487
(St. Luke’s Regional Medical Center Project) 5.00% 7/1/35 (AGM)	2,500,000	2,683,300

30

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	$1,440,746
Series D 5.00% 12/1/32	2,500,000	2,793,000
Series D 5.00% 12/1/46	750,000	835,950
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,020,000	1,036,422

		14,512,553

Housing Revenue Bonds – 1.96%
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,020,612
Series C Class II 4.95% 7/1/31	995,000	1,025,805

		2,046,417

Lease Revenue Bonds – 9.48%
Boise Urban Renewal Agency
5.00% 12/15/27	850,000	984,207
5.00% 12/15/31	750,000	853,290
5.00% 12/15/32	750,000	847,905
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,584,542
Series A 7.00% 2/1/36	1,500,000	1,737,570
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,402,350
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	510,797
Series A 4.50% 9/1/26	485,000	543,650
Series A 4.50% 9/1/27	505,000	562,747
(Eastern Idaho Technical College Project) Series B 5.00% 9/1/25	740,000	884,122

		9,911,180

Local General Obligation Bonds – 20.39%
Ada & Canyon Counties Joint School District No. 2 Meridian
4.50% 7/30/22	1,500,000	1,648,230
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,733,660
Series A 5.00% 9/15/31	870,000	991,670
Series C 5.00% 9/15/23	370,000	433,115

31

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	$1,547,926
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,794,397
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,882,816
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,136,530
Series B 5.00% 9/15/24	1,480,000	1,731,156
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/33	1,125,000	1,263,476
Series B 5.00% 9/15/30 (NATL)	725,000	726,515
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	596,203
Series B 4.00% 9/15/25	650,000	711,009
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,810,740
Series B 5.00% 8/15/25	1,080,000	1,313,680
Series B 5.00% 8/15/26	710,000	870,609
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,110,970

		21,302,702

Pre-Refunded Bonds – 11.19%
Boise State University Revenue
(General Project) Series A 5.00% 4/1/39-19 §	1,000,000	1,082,370
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31-18 §	1,000,000	1,067,270
Idaho Bond Bank Authority Revenue
(State Intercept)
Series A 5.00% 9/15/28-19 §	1,250,000	1,351,275
Series A 5.25% 9/15/26-19 §	2,000,000	2,172,140
Series C 5.375% 9/15/38-18 §	1,000,000	1,069,670
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125% 12/1/28-18 §	1,110,000	1,209,867
Idaho Housing & Finance Association Grant Anticipated Revenue
(Federal Highway Trust) Series A 5.25% 7/15/25-18 (AGC) §	1,500,000	1,589,985

32

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.50% 8/1/28-19 §	15,000	$16,578
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25-18 §	2,000,000	2,135,500

		11,694,655

Special Tax Revenue Bonds – 16.15%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	563,830
Series A 5.25% 1/1/36	705,000	735,830
Series B-1 5.00% 1/1/42	1,425,000	1,464,971
Idaho Housing & Finance Association Grant Anticipated Revenue
(Federal Highway Trust) Series A 5.25% 7/15/20 (AGC)	2,750,000	2,900,287
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,838,186
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,554,720
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,071,200
5.90% 3/1/30	3,000,000	3,149,490
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29 (AGM)	1,500,000	1,601,385

		16,879,899

Transportation Revenue Bonds – 4.29%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,103,620
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,136,370
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,245,269

		4,485,259

Water & Sewer Revenue Bond – 0.34%
Guam Government Waterworks Authority
5.00% 1/1/46	335,000	353,395

		353,395

Total Municipal Bonds (cost $96,467,214)		100,283,980

33

Schedules of investments

Delaware Tax-Free Idaho Fund

	Number of shares	Value (U.S. $)

Short-Term Investment – 2.76%

Money Market Mutual Fund – 2.76%
Dreyfus Tax Exempt Cash Management Fund	2,878,233	$2,878,233

Total Short-Term Investment (cost $2,878,233)		2,878,233

Total Value of Securities – 98.73% (cost $99,345,447)		$103,162,213

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $2,377,039, which represents 2.27% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. Each rate shown is as of Feb. 28, 2017. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

NATL – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

34

Schedules of investments
Delaware Tax-Free New York Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 95.49%

Corporate Revenue Bonds – 5.30%
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass Through) Series C 5.00% 6/1/51	500,000	$513,540
New York Liberty Development Revenue
(Second Priority – Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	550,920
Class 3 6.375% 7/15/49	865,000	942,824
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00% 11/1/24 #	1,060,000	1,062,894
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	752,066
TSASC Revenue
(Senior) Series A 5.00% 6/1/41	900,000	978,939

		4,801,183

Education Revenue Bonds – 20.20%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	206,787
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	604,369
Build NYC Resource
5.50% 11/1/44	1,100,000	1,096,799
(Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	514,020
5.50% 4/1/43	500,000	522,075
(Packer Collegiate Institution) 5.00% 6/1/40	750,000	822,713
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A 5.00% 7/1/41	200,000	218,550
Series A 5.00% 7/1/46	300,000	326,349
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	442,080
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	382,156
5.00% 10/1/23	470,000	531,152
5.25% 10/1/31	500,000	548,130
5.50% 10/1/41	500,000	545,605
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	335,496

35

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	$1,013,200
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	553,040
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	450,460
(Brooklyn Law School) 5.75% 7/1/33	340,000	366,262
(Cornell University) Series A 5.00% 7/1/34	170,000	184,173
(Fordham University) 5.00% 7/1/44	650,000	717,041
(Manhattan Marymount) 5.00% 7/1/24	350,000	375,147
(New York University) Series A 5.25% 7/1/34	500,000	543,345
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,107,250
(Rockefeller University) Series A 5.00% 7/1/27	250,000	272,173
(Skidmore College) Series A 5.00% 7/1/21	325,000	371,897
(Teachers College) 5.50% 3/1/39	250,000	268,580
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,075,980
(University of Rochester)
Series A 5.125% 7/1/39	250,000	270,473
Unrefunded Interest Appreciation Series A-2 4.375% 7/1/20	55,000	55,167
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	534,215
St. Lawrence County Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	1,020,300
Tompkins County Development
(Ithaca College) 5.00% 7/1/34	750,000	835,913
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	556,900
Yonkers Economic Development Education Revenue
(Charter School of Educational Excellence) Series A 6.25% 10/15/40	600,000	627,408

		18,295,205

Electric Revenue Bonds – 3.23%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	830,498
Series A 5.75% 4/1/39	350,000	377,013
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	560,915
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,154,430

		2,922,856

36

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds – 15.00%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Obligation) 5.25% 7/1/35	250,000	$274,195
Dutchess County Local Development
Series A 5.00% 7/1/34	350,000	379,705
Series A 5.00% 7/1/44	1,000,000	1,068,930
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	500,315
Monroe County Industrial Development
(Rochester General Hospital)
Series A 5.00% 12/1/27	330,000	367,897
Series A 5.00% 12/1/28	655,000	727,246
(University Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	585,000	666,455
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island)
5.00% 7/1/29	375,000	413,554
5.00% 7/1/33	725,000	784,109
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	537,680
New York State Dormitory Authority Revenue Non-State Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	688,794
Subordinate Series A2 5.00% 7/1/26	500,000	526,375
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	653,220
(New York University Hospital Center) 4.00% 7/1/40	1,250,000	1,264,550
(North Shore Long Island Jewish Group) Series A 5.00% 5/1/41	500,000	543,860
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	500,000	539,085
144A 5.00% 12/1/45 #	700,000	743,715
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Project) 6.50% 1/1/46	400,000	387,568
Saratoga County
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	571,470
Southold Local Development Revenue
(Peconic Landing Project) 5.00% 12/1/45	750,000	781,260
Suffolk County Economic Development Revenue
(Catholic Health Services) Unrefunded 5.00% 7/1/28	430,000	462,573
(Peconic Landing Southhold) 6.00% 12/1/40	650,000	704,340

		13,586,896

37

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds – 7.57%
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	$1,137,670
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A 5.00% 11/15/56	710,000	765,707
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,189,637
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,595,160
New York Liberty Development
(4 World Trade Center) 5.00% 11/15/31	500,000	557,855
(Class 1 - 3 World Trade Center) 144A 5.00% 11/15/44 #	500,000	524,180
(Class 2 - 3 World Trade Center) 144A 5.375% 11/15/40 #	500,000	544,485
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	539,275

		6,853,969

Local General Obligation Bonds – 4.83%
New York City
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,145,600
Series B 5.00% 8/1/27	500,000	577,515
Series G 5.00% 8/1/22	500,000	583,865
Subordinate Series A-1 5.00% 10/1/27	500,000	579,330
Unrefunded Fiscal 2008 Series C-1 5.00% 10/1/19	150,000	153,636
Unrefunded Subordinate Series I-1 5.375% 4/1/36	190,000	205,453
New York State Dormitory Authority Revenue Non-State Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	577,365
Series A 5.00% 10/1/25 (AGM)	500,000	557,105

		4,379,869

Pre-Refunded Bonds – 8.82%
Albany Industrial Development Agency Civic Facilities Revenue
(St. Peter’s Hospital Project) Series A 5.25% 11/15/32-17 §	800,000	825,896
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40-20 §	500,000	572,275
6.375% 7/15/43-20 §	500,000	574,040
6.50% 7/15/30-20 §	500,000	575,810

38

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Erie County Industrial Development Agency School Facility Revenue
(Buffalo City School District) Series A 5.25% 5/1/25-19 §	500,000	$545,715
Long Island Power Authority Electric System Revenue
Series B 5.75% 4/1/33-19 §	250,000	274,545
Metropolitan Transportation Authority Revenue
Series C 6.50% 11/15/28-18 §	155,000	169,868
New York City
Subordinate Series I-1 5.375% 4/1/36-19 §	310,000	338,272
New York City Municipal Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40-18 §	75,000	79,814
New York State Dormitory Authority Revenue Non-State Supported Debt
(Mt. Sinai School of Medicine) 5.125% 7/1/39-19 §	500,000	547,125
(North Shore Long Island Jewish Group) Series A 5.50% 5/1/37-19 §	500,000	548,400
(Orange Regional Medical Center)
6.125% 12/1/29-18 §	540,000	588,584
6.25% 12/1/37-18 §	250,000	273,037
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	437,467
5.00% 7/1/42-22 §	750,000	882,578
5.125% 7/1/31-19 §	500,000	546,880
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28-21 §	70,000	80,738
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18 §	120,000	128,497

		7,989,541

Special Tax Revenue Bonds – 17.87%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	494,392
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	233,800
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	250,495
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	546,815

39

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	$1,120,770
Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,126,320
(Future Tax Secured)
Fiscal 2011 Series D 5.00% 2/1/26	250,000	283,363
Fiscal 2011 Series D 5.25% 2/1/29	500,000	571,540
Fiscal 2011 Subordinate Series C 5.25% 11/1/25	500,000	569,415
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	848,333
Fiscal 2014 Subordinate Series B1 5.00% 11/1/40	750,000	843,577
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,127,330
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	770,165
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,717,035
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	1,000,000	1,035,730
Unrefunded Subordinate Series B 5.00% 11/1/18	165,000	166,305
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,136,710
New York Sales Tax Asset Receivable
Fiscal 2015 Series A 5.00% 10/15/22	500,000	592,285
New York State Dormitory Authority General Purpose
Series C 5.00% 3/15/34	500,000	559,105
Series E 5.00% 3/15/32	1,000,000	1,161,240
New York State Urban Development Revenue
(Personal Income Tax) Series A 4.00% 3/15/36	1,000,000	1,034,550

		16,189,275

State General Obligation Bonds – 0.73%
New York City
Series E 5.00% 8/1/28	125,000	139,215
New York State
Series A 5.00% 3/1/38	500,000	518,645

		657,860

Transportation Revenue Bonds – 8.99%
Metropolitan Transportation Authority Revenue
Series C 5.00% 11/15/32	500,000	565,870
Series D 5.00% 11/15/32	500,000	565,870
Series D 5.25% 11/15/27	500,000	565,660
Unrefunded Series C 6.50% 11/15/28	45,000	49,231
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/30 (NATL)	750,000	774,495
Series I 5.00% 1/1/32	700,000	781,683

40

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue Junior Indebtedness Obligation
(Junior Lien) Series A 5.25% 1/1/56	1,000,000	$1,130,330
Port Authority of New York & New Jersey
(Consolidated Series 186) 5.00% 10/15/22 (AMT)	750,000	869,992
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	262,600
(JFK International Air Terminal)
6.00% 12/1/42	700,000	788,004
6.50% 12/1/28	550,000	560,824
Triborough Bridge & Tunnel Authority
Unrefunded Series C 5.00% 11/15/24	80,000	85,374
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	1,143,540

		8,143,473

Water & Sewer Revenue Bonds – 2.95%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Unrefunded Fiscal 2009 Series A 5.75% 6/15/40	125,000	132,505
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	273,435
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	567,930
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,135,000
New York State Environmental Facilities Revenue
(Clean Water & Drinking Water Revolving Funds) 5.00% 6/15/30	500,000	563,200

		2,672,070

Total Municipal Bonds (cost $83,212,420)		86,492,197

Short-Term Investment – 3.42%

Variable Rate Demand Notes – 3.42%¤
New York City
0.52% 3/1/40 (LA - JP Morgan Chase Bank N.A.)	600,000	600,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2008 Series BB-5-ADJ (Second General Resolution)
0.52% 6/15/33 (SPA - Bank of America N.A.)	1,300,000	1,300,000
Series AA2-ADJ (Second General Resolution)
0.52% 6/15/50 (SPA - JP Morgan Chase Bank N.A.)	1,200,000	1,200,000

Total Short-Term Investment (cost $3,100,000)		3,100,000

Total Value of Securities – 98.91%
(cost $86,312,420)		$89,592,197

41

Schedules of investments

Delaware Tax-Free New York Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $3,414,359, which represents 3.77% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

LA – Liquidity Agreement

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

42

Schedules of investments

Delaware Tax-Free Pennsylvania Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.12%

Corporate Revenue Bonds – 4.84%
Dauphin County Industrial Development Authority Water Revenue
(Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	$1,773,328
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,239,600
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,377,650
Pennsylvania Economic Development Financing Authority Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,110,889

		22,501,467

Education Revenue Bonds – 19.13%
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	834,563
7.00% 11/1/40	1,000,000	1,117,200
(Carnegie Mellon University)
5.00% 3/1/28	3,000,000	3,441,270
Series A 5.00% 3/1/24	1,000,000	1,144,620
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,604,595
(Robert Morris University)
Series A 5.50% 10/15/30	1,275,000	1,387,060
Series A 5.75% 10/15/40	2,200,000	2,402,026
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,954,450
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,545,350
Chester County Industrial Development Authority Revenue
(Renaissance Academy Charter School)
5.00% 10/1/34	1,000,000	1,033,580
5.00% 10/1/39	1,250,000	1,279,050
5.00% 10/1/44	1,000,000	1,020,670
Chester County Industrial Development Authority Student Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,164,988
Series A 5.00% 8/1/45	1,250,000	1,292,300
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/39	875,000	909,703

43

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/45	2,500,000	$2,585,025
5.00% 7/1/46	1,425,000	1,475,174
5.00% 7/1/47	1,000,000	1,035,450
Montgomery County Higher Education & Health Authority Revenue
(Arcadia University)
4.25% 4/1/35	275,000	277,431
5.625% 4/1/40	2,375,000	2,491,019
5.75% 4/1/40	2,000,000	2,170,800
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University)
4.00% 5/1/36	3,105,000	3,167,069
5.00% 5/1/35	1,000,000	1,119,300
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27	1,740,000	1,917,758
Series A 5.00% 7/1/41	1,500,000	1,613,985
(Philadelphia University) 5.00% 6/1/32	2,000,000	2,138,200
(Shippensburg University)
5.00% 10/1/44	1,500,000	1,552,635
6.25% 10/1/43	2,000,000	2,204,100
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,583,411
(Thomas Jefferson University) Series A 5.00% 9/1/45	7,000,000	7,702,100
(Trustees of the University of Pennsylvania) Series A 5.00% 8/15/46	1,695,000	1,944,182
(University of the Sciences)
5.00% 11/1/36	1,500,000	1,647,000
5.00% 11/1/42	1,000,000	1,099,230
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,864,800
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	1,035,000	1,092,204
Series A 5.75% 6/15/42	2,500,000	2,552,300
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,566,585
Series A 5.625% 6/15/42	3,000,000	3,145,230
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,090,920
(Performing Arts Charter School Project) 144A
6.75% 6/15/43 #	2,550,000	2,685,838

44

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(Tacony Academy Charter School Project)
6.75% 6/15/33	1,020,000	$1,130,109
7.00% 6/15/43	1,535,000	1,714,748
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,279,618
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,717,425
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,282,300

		88,977,371

Electric Revenue Bonds – 0.37%
Philadelphia Gas Works Revenue Fourteenth Series
(1998 General Ordinance)
4.00% 10/1/35	500,000	501,570
4.00% 10/1/36	750,000	746,948
4.00% 10/1/37	500,000	495,825

		1,744,343

Healthcare Revenue Bonds – 24.43%
Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.50% 8/15/34	3,980,000	4,307,236
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.50% 11/1/31	10,000,000	10,974,100
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,732,087
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,104,540
Chester County Health & Education Facilities Authority Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	766,576
Series A 5.25% 12/1/45	1,360,000	1,355,879
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/38	2,000,000	2,116,820
Unrefunded 6.375% 1/1/39	495,000	538,090
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Unrefunded
6.00% 6/1/36	795,000	869,841

45

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	$5,402,752
Geisinger Authority Health System Revenue
(Geisinger Health System) Series A-1 5.125% 6/1/41	4,000,000	4,320,600
Indiana County Hospital Authority Revenue
(Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,769,739
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	243,325
5.50% 7/1/45	1,000,000	967,060
Series A 6.50% 7/1/40	3,000,000	3,018,750
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,102,880
(Masonic Villages Project)
5.00% 11/1/35	3,000,000	3,290,570
5.00% 11/1/36	510,000	559,042
5.00% 11/1/37	250,000	273,355
(St. Anne’s Retirement Community)
5.00% 4/1/27	1,425,000	1,464,871
5.00% 4/1/33	1,830,000	1,853,698
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,021,470
5.25% 7/1/42	1,500,000	1,533,495
(Lehigh Valley Health Network)
Series A 4.00% 7/1/35	2,500,000	2,505,700
Monroe County Hospital Authority
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,846,270
5.00% 7/1/41	1,000,000	1,071,620
Series A 5.00% 1/1/32	1,150,000	1,222,473
Series A 5.00% 1/1/41	1,500,000	1,577,490
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,180,900
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital Obligated Group) Series A 5.00% 6/1/31	4,000,000	4,380,200
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/27	1,250,000	1,369,700
5.00% 11/15/28	1,600,000	1,746,656

46

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/29	680,000	$739,303
Montgomery County Industrial Development Authority Revenue
(Albert Einstein Healthcare Network) Series A 5.25% 1/15/45	5,000,000	5,283,600
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,571,220
(Whitemarsh Continuing Care Retirement Community Project) 5.375% 1/1/50	4,000,000	3,782,160
Moon Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 6.125% 7/1/50	4,000,000	4,107,240
Northampton County Industrial Development Authority
(Morningstar Senior Living Project)
5.00% 7/1/27	1,400,000	1,444,898
5.00% 7/1/32	1,275,000	1,294,609
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
4.00% 3/15/36	3,000,000	3,018,900
Series A 5.00% 7/1/43	1,265,000	1,374,271
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
5.00% 3/1/24	1,115,000	1,281,860
Series A 5.25% 9/1/50	2,500,000	2,757,350
(University of Pennsylvania Health System)
5.00% 8/15/40	2,000,000	2,201,160
Series C 4.00% 8/15/41	3,500,000	3,546,830
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35 (HUD)	2,250,000	2,259,473
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A 5.00% 8/15/40	4,995,000	5,346,798
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,720,000	5,125,306

		113,622,763

47

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 1.33%
Bucks County Industrial Development Authority Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	835,000	$835,868
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,342,563

		6,178,431

Lease Revenue Bonds – 3.64%
Allegheny County Industrial Development Authority Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,335,975
5.125% 9/1/31	560,000	560,274
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	10,677,800
Philadelphia Municipal Authority Revenue
6.50% 4/1/39	4,000,000	4,350,120

		16,924,169

Local General Obligation Bonds – 7.43%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,139,980
Series C-70 5.00% 12/1/33	2,205,000	2,483,293
Bucks County
4.00% 5/1/29	1,650,000	1,802,229
Chester County
5.00% 7/15/29	1,000,000	1,203,030
5.00% 11/15/32	5,725,000	6,535,717
5.00% 11/15/33	2,625,000	2,989,087
Series A 4.00% 7/15/29	750,000	832,133
City of Philadelphia
5.00% 8/1/41	1,260,000	1,394,833
Series A 5.25% 7/15/29	2,500,000	2,864,400
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,402,960
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,147,650
Montgomery County
Series A 4.00% 4/1/27	2,635,000	2,875,154
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,143,000
Series F 5.00% 9/1/37	1,500,000	1,603,590
Series F 5.00% 9/1/38	2,000,000	2,136,480

		34,553,536

48

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds – 20.38%
Bethel Park School District
5.10% 8/1/33-19§	3,000,000	$3,290,010
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39-19§	8,000,000	9,104,080
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	4,505,000	4,945,679
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) 6.00% 6/1/36-19§	4,205,000	4,668,559
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29-19§	90,000	100,741
Series A 5.75% 12/1/34-19§	3,050,000	3,424,296
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	3,001,337
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.00% 2/1/29-19§	740,000	796,825
5.25% 2/1/34-19§	1,000,000	1,081,550
5.25% 2/1/39-19§	2,750,000	2,974,263
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital Obligated Group) Series A 5.125% 6/1/33-19§	5,000,000	5,453,850
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
Series A-1 6.25% 11/15/29-19§	700,000	795,459
Montgomery County Industrial Development Authority Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	1,133,484
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University)
5.00% 11/15/39-19§	4,000,000	4,347,640
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	4,475,000	4,957,137
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Edinboro University Foundation Student Housing Project)
6.00% 7/1/42-18§	1,400,000	1,495,578

49

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Edinboro University Foundation Student Housing Project)
6.00% 7/1/43-20§	1,000,000	$1,154,610
(Slippery Rock University Foundation)
Series A 5.00% 7/1/39-17 (SGI)§	4,000,000	4,059,400
(Trustees of the University of Pennsylvania)
5.00% 9/1/29-20§	1,000,000	1,129,540
Series A 5.00% 9/1/29-21§	1,000,000	1,143,230
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,218,053
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
Series A 5.00% 8/15/24-21§	4,850,000	5,607,570
Series A 5.25% 8/15/26-21§	3,910,000	4,562,931
Series A 5.75% 8/15/23-21§	2,500,000	2,971,400
Pennsylvania Industrial Development Authority Revenue
(Economic Development)
5.50% 7/1/23-18§	615,000	653,407
Unrefunded 5.50% 7/1/23-18§	4,385,000	4,658,843
Philadelphia Authority for Industrial Development Revenue
(Mast Charter School) 6.00% 8/1/35-20§	1,610,000	1,865,394
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	5,690,000	6,214,504
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project) 5.50% 7/1/29-20§	3,500,000	3,986,535

		94,795,905

Resource Recovery Revenue Bonds – 0.89%
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,156,099
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F 4.625% 12/1/18 (AMBAC) (AMT)	2,000,000	2,002,420

		4,158,519

Special Tax Revenue Bonds – 1.97%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,597,325
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,298,000

50

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Pittsburgh & Allegheny County Sports & Exhibition Authority
5.00% 2/1/35 (AGM)	3,000,000	$3,274,230
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	1,000,110

		9,169,665

Transportation Revenue Bonds – 9.42%
Delaware River Joint Toll Bridge Commission
(Pennsylvania – New Jersey) 5.00% 7/1/47	5,000,000	5,620,700
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,766,070
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,282,550
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,952,518
Series A 5.00% 12/1/23	2,450,000	2,860,497
Series C 5.00% 12/1/44	5,000,000	5,466,350
Series E 5.00% 12/1/29	5,000,000	5,581,850
Series E 5.00% 12/1/30	2,000,000	2,232,200
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (AGC)	4,030,000	4,082,551
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,998,304

		43,843,590

Water & Sewer Revenue Bonds – 5.29%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,730,260
Bucks County Water & Sewer Authority
Series A 5.00% 12/1/37 (AGM)	780,000	870,636
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,114,750
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28	1,150,000	1,178,957
6.00% 12/1/37	1,000,000	1,026,710
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,228,640
5.00% 11/1/41	2,000,000	2,254,820
Guam Government Waterworks Authority
5.00% 1/1/46	1,450,000	1,529,619
Philadelphia Water & Waste Revenue
5.00% 11/1/28	4,500,000	5,144,085

51

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Philadelphia Water & Waste Revenue
Series A 5.00% 7/1/45	2,500,000	$2,768,125
Westmoreland County Municipal Authority
5.00% 8/15/42 (BAM)	3,400,000	3,762,882

		24,609,484

Total Municipal Bonds (cost $436,459,330)		461,079,243

Total Value of Securities – 99.12% (cost $436,459,330)		$461,079,243

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $2,685,838, which represents 0.58% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

HUD – Housing and Urban Development Section 8

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

52

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Statements of assets and liabilities

February 28, 2017 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value[1]	$77,276,625	$92,082,890	$195,201,095
Short-term investments, at value[2]	1,900,000	3,500,000	300,000
Cash	54,359	415,031	—
Interest receivable	753,221	1,118,337	2,238,623
Receivable for fund shares sold	272	143,994	102,082
Receivable for securities sold	—	—	14,538

Total assets	79,984,477	97,260,252	197,856,338

Liabilities:
Cash due to custodian	—	—	130,001
Income distribution payable	42,180	50,583	111,212
Payable for fund shares redeemed	5,665	30,000	541,863
Payable for securities purchased	—	2,240,550	—
Other accrued expenses	24,380	30,492	65,482
Investment management fees payable to affiliates	22,220	27,228	63,696
Audit and tax fees payable	21,542	21,542	21,542
Distribution fees payable to affiliates	17,859	23,934	44,143
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,216	1,445	3,010
Trustees’ fees and expenses payable	657	734	1,634
Accounting and administration expenses payable to affiliates	283	336	701
Legal fees payable to affiliates	185	208	453
Reports and statements to shareholders payable to affiliates	20	26	48

Total liabilities	136,207	2,427,078	983,785

Total Net Assets	$79,848,270	$94,833,174	$196,872,553

Net Assets Consist of:
Paid-in capital	$77,269,647	$90,471,393	$191,857,620
Undistributed net investment income	20,816	13,375	288,252
Accumulated net realized loss on investments	(938,126)	(960,656)	(4,122,772)
Net unrealized appreciation of investments	3,495,933	5,309,062	8,849,453

Total Net Assets	$79,848,270	$94,833,174	$196,872,553

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Net Asset Value
Class A:
Net assets	$66,301,254	$55,401,969	$165,262,544
Shares of beneficial interest outstanding, unlimited authorization, no par	5,857,304	4,622,324	14,898,994
Net asset value per share	$11.32	$11.99	$11.09
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.85	$12.55	$11.61

Class C:
Net assets	$6,268,356	$17,337,926	$15,887,934
Shares of beneficial interest outstanding, unlimited authorization, no par	552,327	1,444,055	1,428,422
Net asset value per share	$11.35	$12.01	$11.12

Institutional Class:
Net assets	$7,278,660	$22,093,279	$15,722,075
Shares of beneficial interest outstanding, unlimited authorization, no par	642,992	1,843,367	1,417,448
Net asset value per share	$11.32	$11.99	$11.09

[1]Investments, at cost	$73,780,692	$86,773,828	$186,351,642
[2]Short-term investments, at cost	1,900,000	3,500,000	300,000

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value[1]	$100,283,980	$86,492,197	$461,079,243
Short-term investments, at value[2]	2,878,233	3,100,000	—
Cash	—	60,828	5,012,736
Interest receivable	1,513,373	917,672	5,813,565
Receivable for fund shares sold	305,838	193,101	239,670
Receivable for securities sold	—	—	25,724

Total assets	104,981,424	90,763,798	472,170,938

Liabilities:
Cash due to custodian	108,804	—	—
Payable for fund shares redeemed	206,402	42,510	700,791
Income distribution payable	49,558	43,364	271,887
Payable for securities purchased	—	—	5,558,250
Distribution fees payable to affiliates	34,901	23,523	101,593
Investment management fees payable to affiliates	34,314	21,740	174,328
Other accrued expenses	28,333	27,409	151,709
Audit and tax fees payable	21,542	21,542	21,542
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,589	1,369	7,100
Trustees’ fees and expenses payable	853	735	3,841
Accounting and administration expenses payable to affiliates	370	319	1,653
Legal fees payable to affiliates	233	208	1,066
Reports and statements to shareholders payable to affiliates	26	23	114

Total liabilities	486,925	182,742	6,993,874

Total Net Assets	$104,494,499	$90,581,056	$465,177,064

Net Assets Consist of:
Paid-in capital	$105,784,183	$88,249,319	$441,875,074
Distributions in excess of net investment income	(5,825)	(32,754)	(108,966)
Accumulated net realized loss on investments	(5,100,625)	(915,286)	(1,208,957)
Net unrealized appreciation of investments	3,816,766	3,279,777	24,619,913

Total Net Assets	$104,494,499	$90,581,056	$465,177,064

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value
Class A:
Net assets	$66,575,251	$44,752,277	$402,273,071
Shares of beneficial interest outstanding, unlimited authorization, no par	5,884,875	3,926,727	50,249,821
Net asset value per share	$11.31	$11.40	$8.01
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.84	$11.94	$8.39

Class C:
Net assets	$28,737,926	$18,644,005	$34,324,478
Shares of beneficial interest outstanding, unlimited authorization, no par	2,542,189	1,639,955	4,286,122
Net asset value per share	$11.30	$11.37	$8.01

Institutional Class:
Net assets	$9,181,322	$27,184,774	$28,579,515
Shares of beneficial interest outstanding, unlimited authorization, no par	811,405	2,386,411	3,572,470
Net asset value per share	$11.32	$11.39	$8.00

[1]Investments, at cost	$96,467,214	$83,212,420	$436,459,330
[2]Short-term investments, at cost	2,878,233	3,100,000	—

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2017 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Investment Income:
Interest	$1,657,399	$1,948,476	$4,339,669

Expenses:
Management fees	202,263	253,684	552,486
Distribution expenses – Class A	88,509	73,717	215,120
Distribution expenses – Class C	32,121	88,353	80,214
Dividend disbursing and transfer agent fees and expenses	22,687	31,190	63,676
Audit and tax fees	22,474	21,323	22,046
Accounting and administration expenses	12,630	14,400	31,363
Reports and statements to shareholders expenses	9,246	6,943	14,615
Registration fees	8,543	5,422	6,587
Legal fees	3,980	5,058	9,926
Trustees’ fees and expenses	2,144	2,430	5,322
Custodian fees	1,736	2,057	4,224
Other	6,596	7,890	10,553

	412,929	512,467	1,016,132
Less expenses waived	(53,379)	(87,261)	(127,506)
Less expense paid indirectly	(25)	(19)	(63)

Total operating expenses	359,525	425,187	888,563

Net Investment Income	1,297,874	1,523,289	3,451,106

Net Realized and Unrealized Gain (Loss):
Net realized gain	319,622	718,747	844,342
Net change in unrealized appreciation (depreciation) of investments	(4,014,344)	(5,461,350)	(10,965,709)

Net Realized and Unrealized Loss	(3,694,722)	(4,742,603)	(10,121,367)

Net Decrease in Net Assets Resulting from Operations	$(2,396,848)	$(3,219,314)	$(6,670,261)

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund

Investment Income:
Interest	$2,080,932	$1,755,234	$10,440,152

Expenses:
Management fees	290,697	251,793	1,308,053
Distribution expenses – Class A	84,427	63,312	502,840
Distribution expenses – Class C	147,864	97,938	175,097
Dividend disbursing and transfer agent fees and expenses	31,800	35,055	162,149
Audit and tax fees	22,517	22,335	21,253
Accounting and administration expenses	16,502	14,294	74,258
Reports and statements to shareholders expenses	9,842	9,155	28,194
Registration fees	5,756	6,085	10,542
Legal fees	3,443	4,489	21,512
Trustees’ fees and expenses	2,795	2,422	12,783
Custodian fees	2,320	1,869	9,626
Other	7,154	8,314	16,856

	625,117	517,061	2,343,163
Less expenses waived	(70,103)	(103,848)	(141,538)
Less expense paid indirectly	(31)	(18)	(184)

Total operating expenses	554,983	413,195	2,201,441

Net Investment Income	1,525,949	1,342,039	8,238,711

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	(57,274)	441,593	941,350
Net change in unrealized appreciation (depreciation) of investments	(4,450,489)	(5,139,754)	(23,897,205)

Net Realized and Unrealized Loss	(4,507,763)	(4,698,161)	(22,955,855)

Net Decrease in Net Assets Resulting from Operations	$(2,981,814)	$(3,356,122)	$(14,717,144)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,297,874	$2,700,304
Net realized gain	319,622	420,673
Net change in unrealized appreciation (depreciation)	(4,014,344)	2,487,555

Net increase (decrease) in net assets resulting from operations	(2,396,848)	5,608,532

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,151,209)	(2,473,239)
Class C	(80,417)	(166,847)
Institutional Class	(65,400)	(49,420)

	(1,297,026)	(2,689,506)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,006,277	4,011,173
Class C	309,489	345,976
Institutional Class	4,772,454	2,938,597

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	886,274	1,888,780
Class C	70,355	145,139
Institutional Class	39,697	32,075

	7,084,546	9,361,740

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,903,465)	$(11,077,691)
Class C	(635,926)	(654,598)
Institutional Class	(1,019,911)	(108,022)

	(8,559,302)	(11,840,311)

Decrease in net assets derived from capital share transactions	(1,474,756)	(2,478,571)

Net Increase (Decrease) in Net Assets	(5,168,630)	440,455

Net Assets:
Beginning of period	85,016,900	84,576,445

End of period	$79,848,270	$85,016,900

Undistributed net investment income	$20,816	$19,968

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,523,289	$3,108,620
Net realized gain	718,747	290,239
Net change in unrealized appreciation (depreciation)	(5,461,350)	3,374,665

Net increase (decrease) in net assets resulting from operations	(3,219,314)	6,773,524

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,006,189)	(2,158,403)
Class C	(235,212)	(468,811)
Institutional Class	(287,276)	(477,490)

	(1,528,677)	(3,104,704)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,890,619	8,680,626
Class C	1,173,064	3,529,652
Institutional Class	13,417,622	8,131,495

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	898,500	1,884,754
Class C	197,584	394,763
Institutional Class	227,096	412,161

	17,804,485	23,033,451

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,618,641)	$(10,305,221)
Class C	(1,933,616)	(1,641,307)
Institutional Class	(8,192,491)	(1,944,874)

	(17,744,748)	(13,891,402)

Increase in net assets derived from capital share transactions	59,737	9,142,049

Net Increase (Decrease) in Net Assets	(4,688,254)	12,810,869

Net Assets:
Beginning of period	99,521,428	86,710,559

End of period	$94,833,174	$99,521,428

Undistributed net investment income	$13,375	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,451,106	$6,893,577
Net realized gain	844,342	528,372
Net change in unrealized appreciation (depreciation)	(10,965,709)	6,666,063

Net increase (decrease) in net assets resulting from operations	(6,670,261)	14,088,012

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,046,684)	(6,236,889)
Class C	(223,981)	(379,133)
Institutional Class	(244,747)	(276,019)

	(3,515,412)	(6,892,041)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,283,918	11,529,596
Class C	1,359,203	4,702,073
Institutional Class	5,976,341	7,516,116

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,625,921	5,182,624
Class C	209,483	347,208
Institutional Class	220,788	235,094

	16,675,654	29,512,711

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(17,649,352)	$(14,471,248)
Class C	(1,334,873)	(1,273,145)
Institutional Class	(2,069,122)	(900,667)

	(21,053,347)	(16,645,060)

Increase (decrease) in net assets derived from capital share transactions	(4,377,693)	12,867,651

Net Increase (Decrease) in Net Assets	(14,563,366)	20,063,622

Net Assets:
Beginning of period	211,435,919	191,372,297

End of period	$196,872,553	$211,435,919

Undistributed net investment income	$288,252	$352,558

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,525,949	$3,136,746
Net realized gain (loss)	(57,274)	167,308
Net change in unrealized appreciation (depreciation)	(4,450,489)	2,434,114

Net increase (decrease) in net assets resulting from operations	(2,981,814)	5,738,168

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,037,934)	(2,285,847)
Class C	(343,631)	(689,437)
Institutional Class	(143,736)	(163,050)

	(1,525,301)	(3,138,334)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,910,657	5,410,995
Class C	2,453,522	5,352,008
Institutional Class	2,725,245	8,283,960

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	909,702	2,001,538
Class C	330,201	646,807
Institutional Class	138,448	144,382

	11,467,775	21,839,690

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,685,830)	$(14,060,215)
Class C	(3,617,036)	(4,428,972)
Institutional Class	(3,551,286)	(870,663)

	(13,854,152)	(19,359,850)

Increase (decrease) in net assets derived from capital share transactions	(2,386,377)	2,479,840

Net Increase (Decrease) in Net Assets	(6,893,492)	5,079,674

Net Assets:
Beginning of period	111,387,991	106,308,317

End of period	$104,494,499	$111,387,991

Distributions in excess of net investment income	$(5,825)	$(6,473)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,342,039	$2,643,157
Net realized gain	441,593	97,924
Net change in unrealized appreciation (depreciation)	(5,139,754)	3,712,411

Net increase (decrease) in net assets resulting from operations	(3,356,122)	6,453,492

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(784,786)	(1,663,187)
Class C	(230,610)	(439,881)
Institutional Class	(358,747)	(517,796)

	(1,374,143)	(2,620,864)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,506,457	9,705,693
Class C	963,509	4,353,400
Institutional Class	12,090,484	8,210,978

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	720,602	1,521,647
Class C	171,048	332,476
Institutional Class	325,872	464,924

	16,777,972	24,589,118

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,235,050)	$(9,867,243)
Class C	(2,381,987)	(2,429,486)
Institutional Class	(4,095,557)	(2,078,723)

	(17,712,594)	(14,375,452)

Increase (decrease) in net assets derived from capital share transactions	(934,622)	10,213,666

Net Increase (Decrease) in Net Assets	(5,664,887)	14,046,294

Net Assets:
Beginning of period	96,245,943	82,199,649

End of period	$90,581,056	$96,245,943

Distributions in excess of net investment income	$(32,754)	$(650)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,238,711	$17,014,240
Net realized gain	941,350	865,820
Net change in unrealized appreciation (depreciation)	(23,897,205)	13,403,506

Net increase (decrease) in net assets resulting from operations	(14,717,144)	31,283,566

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,287,406)	(15,327,049)
Class C	(481,283)	(919,840)
Institutional Class	(470,022)	(749,637)

	(8,238,711)	(16,996,526)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,897,080	23,362,520
Class C	2,661,168	5,644,527
Institutional Class	12,423,080	10,837,456

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,180,931	12,797,450
Class C	450,755	855,469
Institutional Class	431,555	676,756

	38,044,569	54,174,178

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(39,239,469)	$(51,422,585)
Class C	(3,327,025)	(4,051,162)
Institutional Class	(9,310,984)	(2,465,132)

	(51,877,478)	(57,938,879)

Decrease in net assets derived from capital share transactions	(13,832,909)	(3,764,701)

Net Increase (Decrease) in Net Assets	(36,788,764)	10,522,339

Net Assets:
Beginning of period	501,965,828	491,443,489

End of period	$465,177,064	$501,965,828

Distributions in excess of net investment income	$(108,966)	$(108,966)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.830	$11.440	$11.450	$10.690	$12.010	$11.340

0.185	0.377	0.378	0.428	0.450	0.460
(0.510)	0.388	(0.011)	0.784	(1.206)	0.670

(0.325)	0.765	0.367	1.212	(0.756)	1.130

(0.185)	(0.375)	(0.377)	(0.425)	(0.448)	(0.457)
—	—	—	(0.027)	(0.116)	(0.003)

(0.185)	(0.375)	(0.377)	(0.452)	(0.564)	(0.460)

$11.320	$11.830	$11.440	$11.450	$10.690	$12.010

(2.75% )	6.79%	3.24%	11.56%	(6.62% )	10.15%

$66,301	$74,556	$77,085	$81,592	$83,896	$99,953
0.84%	0.84%	0.85%	0.84%	0.84%	0.84%
0.97%	0.96%	0.97%	0.96%	0.94%	0.90%
3.26%	3.23%	3.28%	3.86%	3.83%	3.94%
3.13%	3.11%	3.16%	3.74%	3.73%	3.88%
1%	14%	12%	11%	18%	34%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.870	$11.470	$11.480	$10.720	$12.040	$11.370

0.143	0.290	0.292	0.346	0.362	0.373
(0.521)	0.398	(0.011)	0.784	(1.205)	0.670

(0.378)	0.688	0.281	1.130	(0.843)	1.043

(0.142)	(0.288)	(0.291)	(0.343)	(0.361)	(0.370)
—	—	—	(0.027)	(0.116)	(0.003)

(0.142)	(0.288)	(0.291)	(0.370)	(0.477)	(0.373)

$11.350	$11.870	$11.470	$11.480	$10.720	$12.040

(3.18% )	6.07%	2.47%	10.72%	(7.30% )	9.31%

$6,268	$6,816	$6,747	$6,238	$6,482	$7,108
1.59%	1.59%	1.60%	1.59%	1.59%	1.59%
1.72%	1.71%	1.72%	1.71%	1.69%	1.65%
2.51%	2.48%	2.54%	3.11%	3.08%	3.19%
2.38%	2.36%	2.42%	2.99%	2.98%	3.13%
1%	14%	12%	11%	18%	34%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14

$11.840	$11.440	$11.450	$10.770

0.199	0.406	0.407	0.325
(0.520)	0.398	(0.011)	0.675

(0.321)	0.804	0.396	1.000

(0.199)	(0.404)	(0.406)	(0.320)

(0.199)	(0.404)	(0.406)	(0.320)

$11.320	$11.840	$11.440	$11.450

(2.71% )	7.14%	3.49%	9.39%

$7,279	$3,645	$744	$219
0.59%	0.59%	0.60%	0.59%
0.72%	0.71%	0.72%	0.71%
3.51%	3.48%	3.54%	4.06%
3.38%	3.36%	3.42%	3.94%
1%	14%	12%	11% [5]

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.600	$12.110	$12.080	$11.110	$12.210	$11.170

0.204	0.425	0.416	0.427	0.439	0.484
(0.609)	0.489	0.029	0.970	(1.100)	1.039

(0.405)	0.914	0.445	1.397	(0.661)	1.523

(0.205)	(0.424)	(0.415)	(0.427)	(0.439)	(0.483)

(0.205)	(0.424)	(0.415)	(0.427)	(0.439)	(0.483)

$11.990	$12.600	$12.110	$12.080	$11.110	$12.210

(3.21% )	7.67%	3.73%	12.79%	(5.63% )	13.90%

$55,402	$63,284	$60,550	$73,955	$85,269	$97,821
0.82%	0.82%	0.83%	0.82%	0.82%	0.82%
1.01%	1.01%	1.01%	1.00%	0.99%	0.97%
3.40%	3.43%	3.42%	3.69%	3.62%	4.10%
3.21%	3.24%	3.24%	3.51%	3.45%	3.95%
14%	18%	24%	13%	38%	32%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.620	$12.130	$12.100	$11.120	$12.230	$11.180

0.159	0.333	0.325	0.341	0.349	0.397
(0.609)	0.489	0.029	0.980	(1.110)	1.049

(0.450)	0.822	0.354	1.321	(0.761)	1.446

(0.160)	(0.332)	(0.324)	(0.341)	(0.349)	(0.396)

(0.160)	(0.332)	(0.324)	(0.341)	(0.349)	(0.396)

$12.010	$12.620	$12.130	$12.100	$11.120	$12.230

(3.56% )	6.86%	2.95%	12.04%	(6.41% )	13.13%

$17,338	$18,827	$15,853	$15,473	$18,248	$18,830
1.57%	1.57%	1.58%	1.57%	1.57%	1.57%
1.76%	1.76%	1.76%	1.75%	1.74%	1.72%
2.65%	2.68%	2.67%	2.94%	2.87%	3.35%
2.46%	2.49%	2.49%	2.76%	2.70%	3.20%
14%	18%	24%	13%	38%	32%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14

$12.600	$12.110	$12.080	$11.270

0.219	0.456	0.446	0.319
(0.609)	0.489	0.029	0.808

(0.390)	0.945	0.475	1.127

(0.220)	(0.455)	(0.445)	(0.317)

(0.220)	(0.455)	(0.445)	(0.317)

$11.990	$12.600	$12.110	$12.080

(3.09% )	7.94%	3.98%	10.10%

$22,093	$17,410	$10,308	$5,983
0.57%	0.57%	0.58%	0.57%
0.76%	0.76%	0.76%	0.75%
3.65%	3.68%	3.67%	3.89%
3.46%	3.49%	3.49%	3.71%
14%	18%	24%	13% [5]

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.650	$11.240	$11.320	$10.490	$11.640	$10.880

0.193	0.401	0.403	0.405	0.412	0.444
(0.555)	0.410	(0.081)	0.826	(1.149)	0.758

(0.362)	0.811	0.322	1.231	(0.737)	1.202

(0.198)	(0.401)	(0.402)	(0.401)	(0.413)	(0.442)

(0.198)	(0.401)	(0.402)	(0.401)	(0.413)	(0.442)

$11.090	$11.650	$11.240	$11.320	$10.490	$11.640

(3.11% )	7.33%	2.87%	11.94%	(6.56% )	11.23%

$165,263	$182,764	$174,078	$183,560	$190,311	$230,787
0.84%	0.84%	0.85%	0.84%	0.84%	0.84%
0.97%	0.96%	0.97%	0.97%	0.96%	0.93%
3.48%	3.50%	3.54%	3.69%	3.60%	3.91%
3.35%	3.38%	3.42%	3.56%	3.48%	3.82%
14%	6%	10%	22%	21%	24%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.680	$11.270	$11.350	$10.520	$11.670	$10.910

0.152	0.316	0.319	0.324	0.327	0.360
(0.556)	0.410	(0.081)	0.826	(1.149)	0.758

(0.404)	0.726	0.238	1.150	(0.822)	1.118

(0.156)	(0.316)	(0.318)	(0.320)	(0.328)	(0.358)

(0.156)	(0.316)	(0.318)	(0.320)	(0.328)	(0.358)

$11.120	$11.680	$11.270	$11.350	$10.520	$11.670

(3.46% )	6.52%	2.10%	11.09%	(7.23% )	10.39%

$15,888	$16,461	$12,192	$12,029	$13,788	$14,282
1.59%	1.59%	1.60%	1.59%	1.59%	1.59%
1.72%	1.71%	1.72%	1.72%	1.71%	1.68%
2.73%	2.75%	2.79%	2.94%	2.85%	3.16%
2.60%	2.63%	2.67%	2.81%	2.73%	3.07%
14%	6%	10%	22%	21%	24%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2] to 8/31/14
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15

$11.650	$11.240	$11.320	$10.590

0.207	0.430	0.431	0.326
(0.555)	0.410	(0.081)	0.710

(0.348)	0.840	0.350	1.036

(0.212)	(0.430)	(0.430)	(0.306)

(0.212)	(0.430)	(0.430)	(0.306)

$11.090	$11.650	$11.240	$11.320

(2.99% )	7.60%	3.13%	9.89%

$15,722	$12,211	$5,102	$3,077
0.59%	0.59%	0.60%	0.59%
0.72%	0.71%	0.72%	0.72%
3.73%	3.75%	3.79%	3.91%
3.60%	3.63%	3.67%	3.78%
14%	6%	10%	22% [5]

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.790	$11.510	$11.560	$10.990	$12.240	$11.730

0.174	0.362	0.366	0.374	0.419	0.438
(0.480)	0.281	(0.051)	0.569	(1.250)	0.509

(0.306)	0.643	0.315	0.943	(0.831)	0.947

(0.174)	(0.363)	(0.365)	(0.373)	(0.419)	(0.437)

(0.174)	(0.363)	(0.365)	(0.373)	(0.419)	(0.437)

$11.310	$11.790	$11.510	$11.560	$10.990	$12.240

(2.59% )	5.66%	2.76%	8.71%	(6.99% )	8.21%

$66,575	$70,306	$75,163	$80,600	$87,537	$119,025
0.86%	0.86%	0.88%	0.88%	0.88%	0.88%
0.99%	0.99%	1.00%	0.99%	0.97%	0.94%
3.08%	3.11%	3.17%	3.32%	3.51%	3.65%
2.95%	2.98%	3.05%	3.21%	3.42%	3.59%
2%	11%	7%	16%	17%	17%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.780	$11.500	$11.550	$10.980	$12.230	$11.720

0.132	0.274	0.279	0.289	0.329	0.348
(0.480)	0.281	(0.051)	0.569	(1.250)	0.509

(0.348)	0.555	0.228	0.858	(0.921)	0.857

(0.132)	(0.275)	(0.278)	(0.288)	(0.329)	(0.347)

(0.132)	(0.275)	(0.278)	(0.288)	(0.329)	(0.347)

$11.300	$11.780	$11.500	$11.550	$10.980	$12.230

(2.96% )	4.88%	1.99%	7.91%	(7.70% )	7.41%

$28,738	$30,834	$28,557	$31,178	$33,236	$40,738
1.61%	1.61%	1.63%	1.63%	1.63%	1.63%
1.74%	1.74%	1.75%	1.74%	1.72%	1.69%
2.33%	2.36%	2.42%	2.57%	2.76%	2.90%
2.20%	2.23%	2.30%	2.46%	2.67%	2.84%
2%	11%	7%	16%	17%	17%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2] to 8/31/14
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15

$11.790	$11.510	$11.570	$11.060

0.189	0.391	0.395	0.291
(0.470)	0.281	(0.061)	0.509

(0.281)	0.672	0.334	0.800

(0.189)	(0.392)	(0.394)	(0.290)

(0.189)	(0.392)	(0.394)	(0.290)

$11.320	$11.790	$11.510	$11.570

(2.38% )	5.92%	2.92%	7.31%

$9,181	$10,248	$2,588	$1,080
0.61%	0.61%	0.63%	0.63%
0.74%	0.74%	0.75%	0.74%
3.33%	3.36%	3.42%	3.46%
3.20%	3.23%	3.30%	3.35%
2%	11%	7%	16% [5]

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.980	$11.480	$11.460	$10.570	$11.670	$10.800

0.174	0.360	0.367	0.366	0.374	0.426
(0.576)	0.497	0.020	0.889	(1.080)	0.867

(0.402)	0.857	0.387	1.255	(0.706)	1.293

(0.178)	(0.357)	(0.367)	(0.365)	(0.375)	(0.423)
—	—	—	—	(0.019)	—

(0.178)	(0.357)	(0.367)	(0.365)	(0.394)	(0.423)

$11.400	$11.980	$11.480	$11.460	$10.570	$11.670

(3.36% )	7.57%	3.41%	12.06%	(6.27% )	12.18%

$44,752	$55,418	$51,708	$52,589	$57,816	$53,456
0.80%	0.80%	0.83%	0.80%	0.80%	0.80%
1.03%	1.02%	1.07%	1.06%	1.03%	1.01%
3.03%	3.06%	3.18%	3.32%	3.23%	3.77%
2.80%	2.84%	2.94%	3.06%	3.00%	3.56%
6%	8%	6%	20%	33%	28%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.950	$11.450	$11.440	$10.540	$11.640	$10.780

0.131	0.272	0.280	0.283	0.286	0.340
(0.576)	0.497	0.010	0.899	(1.080)	0.857

(0.445)	0.769	0.290	1.182	(0.794)	1.197

(0.135)	(0.269)	(0.280)	(0.282)	(0.287)	(0.337)
—	—	—	—	(0.019)	—

(0.135)	(0.269)	(0.280)	(0.282)	(0.306)	(0.337)

$11.370	$11.950	$11.450	$11.440	$10.540	$11.640

(3.73% )	6.78%	2.55%	11.35%	(7.00% )	11.26%

$18,644	$20,899	$17,825	$18,491	$21,152	$20,524
1.55%	1.55%	1.58%	1.55%	1.55%	1.55%
1.78%	1.77%	1.82%	1.81%	1.78%	1.76%
2.28%	2.31%	2.43%	2.57%	2.48%	3.02%
2.05%	2.09%	2.19%	2.31%	2.25%	2.81%
6%	8%	6%	20%	33%	28%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14

$11.970	$11.470	$11.460	$10.710

0.188	0.389	0.396	0.279
(0.576)	0.497	0.010	0.749

(0.388)	0.886	0.406	1.028

(0.192)	(0.386)	(0.396)	(0.278)

(0.192)	(0.386)	(0.396)	(0.278)

$11.390	$11.970	$11.470	$11.460

(3.24% )	7.84%	3.58%	9.69%

$27,185	$19,929	$12,667	$1,769
0.55%	0.55%	0.58%	0.55%
0.78%	0.77%	0.82%	0.80%
3.28%	3.31%	3.43%	3.55%
3.05%	3.09%	3.19%	3.30%
6%	8%	6%	20% [5]

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				3/1/13
2/28/17[1]	Year ended			to	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13[2]	2/28/13	2/29/12

$8.390	$8.150	$8.160	$7.590	$8.410	$8.260	$7.550

0.141	0.289	0.288	0.293	0.148	0.315	0.329
(0.380)	0.240	(0.010)	0.570	(0.809)	0.150	0.710

(0.239)	0.529	0.278	0.863	(0.661)	0.465	1.039

(0.141)	(0.289)	(0.288)	(0.293)	(0.148)	(0.315)	(0.329)
—	—	—	—	(0.011)	—	—

(0.141)	(0.289)	(0.288)	(0.293)	(0.159)	(0.315)	(0.329)

$8.010	$8.390	$8.150	$8.160	$7.590	$8.410	$8.260

(2.85% )	6.60%	3.45%	11.58%	(7.94% )	5.73%	14.06%

$402,273	$439,379	$441,904	$451,301	$453,451	$524,539	$508,505
0.88%	0.88%	0.89%	0.88%	0.88%	0.88%	0.88%
0.94%	0.94%	0.95%	0.95%	1.00%	0.98%	0.98%
3.51%	3.50%	3.51%	3.73%	3.64%	3.77%	4.19%
3.45%	3.44%	3.45%	3.66%	3.52%	3.67%	4.09%
7%	14%	13%	7%	5%	20%	21%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				3/1/13
2/28/17[1]	Year ended			to	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13[2]	2/29/13	2/28/12

$8.390	$8.150	$8.160	$7.590	$8.410	$8.260	$7.560

0.111	0.226	0.226	0.234	0.117	0.252	0.269
(0.380)	0.240	(0.010)	0.570	(0.809)	0.150	0.700

(0.269)	0.466	0.216	0.804	(0.692)	0.402	0.969

(0.111)	(0.226)	(0.226)	(0.234)	(0.117)	(0.252)	(0.269)
—	—	—	—	(0.011)	—	—

(0.111)	(0.226)	(0.226)	(0.234)	(0.128)	(0.252)	(0.269)

$8.010	$8.390	$8.150	$8.160	$7.590	$8.410	$8.260

(3.21% )	5.79%	2.67%	10.74%	(8.29% )	4.93%	13.05%

$34,324	$36,215	$32,799	$32,096	$32,617	$39,572	$27,311
1.64%	1.64%	1.65%	1.64%	1.64%	1.64%	1.64%
1.70%	1.70%	1.71%	1.71%	1.71%	1.69%	1.69%
2.75%	2.74%	2.75%	2.97%	2.87%	3.01%	3.43%
2.69%	2.68%	2.69%	2.90%	2.80%	2.96%	3.38%
7%	14%	13%	7%	5%	20%	21%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14

$8.380	$8.140	$8.160	$7.670

0.151	0.308	0.308	0.226
(0.380)	0.240	(0.020)	0.490

(0.229)	0.548	0.288	0.716

(0.151)	(0.308)	(0.308)	(0.226)

(0.151)	(0.308)	(0.308)	(0.226)

$8.000	$8.380	$8.140	$8.160

(2.74% )	6.86%	3.57%	9.44%

$28,580	$26,372	$16,740	$3,733
0.64%	0.64%	0.65%	0.64%
0.70%	0.70%	0.71%	0.71%
3.75%	3.74%	3.75%	3.89%
3.69%	3.68%	3.69%	3.82%
7%	14%	13%	7% [5]

Notes to financial statements

Delaware Investments® state tax-free funds	February 28, 2017 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV) per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under

Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2013–Aug. 31, 2016), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Feb. 28, 2017.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.”

Notes to financial statements

Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

For the six months ended Feb. 28, 2017, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$25	$19	$63	$31	$18	$184

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed specified percentages of each Fund’s average daily net assets from Sept. 1, 2016 through Feb. 28, 2017* as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.61%	0.55%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$1,895	$2,161	$4,706	$2,476	$2,145	$11,141

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$8,137	$9,277	$20,206	$10,631	$9,209	$47,839

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. Institutional Class shares pay no distribution and service fees.

Notes to financial statements

Delaware Investments® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2017, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$884	$1,015	$2,212	$1,154	$1,009	$5,245

For the six months ended Feb. 28, 2017, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,134	$1,821	$9,654	$6,712	$3,341	$14,176

For the six months ended Feb. 28, 2017, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Class A	$—	$ —	$7,096	$ —	$—	$ —
Class C	—	298	844	2,530	—	337

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2017, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards.

Pursuant to these procedures, for the six months ended Feb. 28, 2017, the Funds engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$1,000,113	$2,000,055	$ 6,786,737	$ —	$1,800,307	$12,202,772
Sales	1,841,997	4,400,508	10,501,174	1,249,733	900,294	14,179,009
Net realized gain (loss)	16,361	—	2,908	(9,495)	—	—

* The aggregate contractual waiver period is from Dec. 29, 2015 through Dec. 29, 2017.

3. Investments

For the six months ended Feb. 28, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$939,865	$12,798,740	$27,860,373	$1,770,797	$5,130,328	$32,542,807
Sales	6,414,567	15,561,855	30,527,914	4,907,695	8,647,381	50,418,937

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Cost of investments	$75,554,586	$90,258,163	$186,651,642	$99,330,755	$86,278,145	$436,459,330

Aggregate unrealized appreciation of investments	$4,022,686	$5,928,140	$9,675,325	$4,301,478	$4,115,828	$27,659,817
Aggregate unrealized depreciation of investments	(400,647)	(603,413)	(825,872)	(470,020)	(801,776)	(3,039,904)

Net unrealized appreciation of investments	$3,622,039	$5,324,727	$8,849,453	$3,831,458	$3,314,052	$24,619,913

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

	Pre-enactment capital loss	No expiration
	Expiration date	Post-enactment capital loss character
	2019	Short-term	Long-term	Total
Delaware Tax-Free Arizona Fund	$—	$133,141	$1,249,614	$1,382,755
Delaware Tax-Free California Fund	369,988	605,526	724,938	1,700,452
Delaware Tax-Free Colorado Fund	—	2,731,952	2,299,268	5,031,220
Delaware Tax-Free Idaho Fund	—	1,814,606	3,240,357	5,054,963
Delaware Tax-Free New York Fund	—	841,555	581,684	1,423,239
Delaware Tax-Free Pennsylvania Fund	—	1,323,902	826,405	2,150,307

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Delaware Tax-Free Arizona Fund
Securities	Level 2
Municipal Bonds	$77,276,625
Short-Term Investments	1,900,000
Total Value of Securities	$79,176,625

Delaware Tax-Free California Fund
Securities	Level 2
Municipal Bonds	$92,082,890
Short-Term Investments	3,500,000
Total Value of Securities	$95,582,890

Delaware Tax-Free Colorado Fund
Securities	Level 2
Municipal Bonds	$195,201,095
Short-Term Investments	300,000
Total Value of Securities	$195,501,095

	Delaware Tax-Free Idaho Fund
Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$100,283,980	$100,283,980
Short-Term Investments	2,878,233	—	2,878,233

Total Value of Securities	$2,878,233	$100,283,980	$103,162,213

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

Delaware Tax-Free New York Fund
Securities	Level 2
Municipal Bonds	$86,492,197
Short-Term Investments	3,100,000
Total Value of Securities	$89,592,197
Delaware Tax-Free Pennsylvania Fund
Securities	Level 2
Municipal Bonds	$461,079,243

During the six months ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Feb. 28, 2017, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Arizona Fund		Delaware Tax-Free California Fund		Delaware Tax-Free Colorado Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/17	8/31/16	2/28/17	8/31/16	2/28/17	8/31/16
Shares sold:
Class A	87,914	347,660	158,177	701,825	557,671	1,001,554
Class C	27,238	29,485	96,587	285,854	120,452	407,406
Institutional Class	421,192	249,462	1,120,046	654,251	536,623	651,517
Shares issued upon reinvestment of dividends and distributions:
Class A	77,656	162,302	74,413	152,419	234,530	452,355
Class C	6,149	12,438	16,335	31,856	18,668	30,196
Institutional Class	3,482	2,739	18,788	33,281	19,737	20,442

	623,631	804,086	1,484,346	1,859,486	1,487,681	2,563,470

Shares redeemed:
Class A	(608,218)	(950,823)	(633,557)	(830,822)	(1,578,332)	(1,260,169)
Class C	(55,463)	(55,998)	(160,724)	(132,581)	(119,551)	(110,769)
Institutional Class	(89,712)	(9,278)	(677,578)	(156,704)	(186,976)	(77,983)

	(753,393)	(1,016,099)	(1,471,859)	(1,120,107)	(1,884,859)	(1,448,921)

Net increase (decrease)	(129,762)	(212,013)	12,487	739,379	(397,178)	1,114,549

	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund		Delaware Tax-Free Pennsylvania Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/17	8/31/16	2/28/17	8/31/16	2/28/17	8/31/16
Shares sold:
Class A	429,670	462,923	216,330	830,105	1,978,206	2,827,355
Class C	213,015	458,084	83,719	371,880	325,587	681,608
Institutional Class	238,904	705,902	1,052,616	696,843	1,547,135	1,308,734
Shares issued upon reinvestment of dividends and distributions:
Class A	79,801	171,664	62,625	129,600	765,252	1,549,879
Class C	28,984	55,505	14,910	28,374	55,797	103,563
Institutional Class	12,119	12,323	28,375	39,546	53,439	81,862

	1,002,493	1,866,401	1,458,575	2,096,348	4,725,416	6,553,001

Shares redeemed:
Class A	(587,658)	(1,204,089)	(978,854)	(838,385)	(4,888,370)	(6,233,023)
Class C	(317,035)	(380,117)	(207,793)	(208,022)	(412,335)	(493,096)
Institutional Class	(308,621)	(74,106)	(359,116)	(175,950)	(1,175,193)	(299,835)

	(1,213,314)	(1,658,312)	(1,545,763)	(1,222,357)	(6,475,898)	(7,025,954)

Net increase (decrease)	(210,821)	208,089	(87,188)	873,991	(1,750,482)	(472,953)

Notes to financial statements

Delaware Investments® state tax-free funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Feb. 28, 2017 and the year ended Aug. 31, 2016, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages and the “Statements of changes in net assets.”

	Six months ended 2/28/17
			Exchange
	Exchange Redemptions		Subscriptions
			Institutional
	Class A	Class C	Class
	Shares	Shares	Shares	Value
Delaware Tax-Free Arizona Fund	352,645	—	353,311	$3,992,522
Delaware Tax-Free California Fund	168,908	—	169,210	2,022,547
Delaware Tax-Free Colorado Fund	155,217	—	155,515	1,721,733
Delaware Tax-Free Idaho Fund	38,046	2,160	40,248	457,142
Delaware Tax-Free New York Fund	390,999	—	391,809	4,460,520
Delaware Tax-Free Pennsylvania Fund	505,403	—	507,028	4,054,903

	Year ended 8/31/16
	Exchange Redemptions	Exchange Subscriptions
		Institutional
	Class A	Class
	Shares	Shares	Value
Delaware Tax-Free Arizona Fund	130,733	130,972	$1,545,475
Delaware Tax-Free California Fund	37,724	37,791	474,797
Delaware Tax-Free Colorado Fund	6,827	6,832	79,602
Delaware Tax-Free New York Fund	5,845	5,851	69,844
Delaware Tax-Free Pennsylvania Fund	61,178	61,330	510,027

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Funds had no amounts outstanding as of Feb. 28, 2017, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

Notes to financial statements

Delaware Investments® state tax-free funds

6. Geographic, Credit, and Market Risks (continued)

At Feb. 28, 2017, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
American Capital Access	1.25%	—	—	—	—	—
Assured Guaranty Corporation	—	—	0.14%	4.35%	—	4.29%
Assured Guaranty Municipal Corporation	3.48%	1.00%	3.28%	9.89%	0.62%	1.13%
AMBAC Assurance Corporation	2.50%	—	—	—	—	0.43%
Build America Mutual Assurance	—	—	—	—	—	1.40%
National Public Finance Guarantee Corporation	—	1.39%	—	1.05%	0.86%	—
Syncora Guarantee Inc	—	—	2.18%	—	—	0.87%

	7.23%	2.39%	5.60%	15.29%	1.48%	8.12%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches.

Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by the Funds have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements

Delaware Investments® state tax-free funds

8. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware FundsSM by Macquarie. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Delaware FundsSM by Macquarie will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 3, 2017